                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
                                                       Estimated average burden
                                                       hours per response:
                                                       10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686
                                   ---------------------------------------------


                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor     11 Greenway Plaza, Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------


Date of fiscal year end: 7/31
                         -------------------------------------------------------


Date of reporting period: 4/30/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                               AIM CORE BOND FUND
                 (formerly known as AIM Total Return Bond Fund)
            Quarterly Schedule of Portfolio Holdings - April 30, 2008

                         [Invesco Aim Logo Appears Here]
invescoaim.com                   CBD-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM CORE BOND FUND


SCHEDULE OF INVESTMENTS(a)
April 30, 2008
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
BONDS & NOTES-79.21%

AEROSPACE & DEFENSE-0.24%

Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001,
   Class G, Jr. Sec. Pass
   Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%,
   09/15/13(b)(c)(d)                         $     1,034,469   $     1,077,089
==============================================================================

AGRICULTURAL PRODUCTS-0.48%

Corn Products International
   Inc., Sr. Unsec. Notes,
   8.45%, 08/15/09(d)                              2,000,000         2,128,660
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.97%

Bank of New York Institutional
   Capital Trust-Series A, Jr.
   Sub. Trust Pfd. Capital
   Securities, 7.78%,
   12/01/26(c)(d)                                  3,900,000         4,058,262
------------------------------------------------------------------------------

Tokai Preferred Capital Co.
   LLC-Series A, Bonds, 9.98%
   (c)(d)(e)                                         200,000           202,421
==============================================================================
                                                                     4,260,683
==============================================================================

AUTOMOBILE MANUFACTURERS-0.90%

Daimler Finance North America LLC,
   Series E,
   Unsec. Gtd. Unsub. Floating Rate Medium
   Term Notes,
   3.77%, 10/31/08(d)(f)                           3,549,000         3,544,292
------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(d)                                400,000           400,148
==============================================================================
                                                                     3,944,440
==============================================================================

BROADCASTING & CABLE TV-3.10%

Comcast Cable Communications
   Holdings Inc., Sr. Unsec.
   Gtd. Global Notes, 9.46%,
   11/15/22(d)                                     2,568,000         3,111,389
------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd.
   Sub. Notes, 10.63%,
   07/15/12(d)                                     1,725,000         2,033,775
------------------------------------------------------------------------------
Cox Communications Inc., Unsec.
   Notes, 3.88%, 10/01/08(d)                         200,000           199,678
------------------------------------------------------------------------------
Cox Enterprises, Inc.,
   Notes,
   4.38%, 05/01/08(c)(d)                           1,960,000         1,960,020
------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 09/15/10(c)(d)                             483,000           514,047
------------------------------------------------------------------------------
Time Warner Entertainment Co.
   L.P., Sr. Unsec. Gtd. Notes,
   10.15%, 05/01/12(d)                             5,250,000         5,866,455
==============================================================================
                                                                    13,685,364
==============================================================================

CONSUMER FINANCE-1.80%

American Express Bank FSB, Sr.
   Unsec. Notes, 5.50%,
   04/16/13(d)                                     2,000,000         1,995,060
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Capital III, Jr.
   Gtd. Sub. Notes, 7.69%,
   08/15/36(d)                               $       660,000   $       571,388
------------------------------------------------------------------------------
Capital One Financial Corp., Sr.
   Unsec. Notes, 7.13%,
   08/01/08(d)                                     1,000,000         1,007,840
------------------------------------------------------------------------------
HSBC America Capital Trust I,
   Gtd. Trust Pfd. Capital
   Securities, 7.81%,
   12/15/26(c)(d)                                  1,500,000         1,506,285
------------------------------------------------------------------------------
MBNA Capital-Series A, Jr. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 8.28%, 12/01/26(d)                    170,000           172,647
------------------------------------------------------------------------------
SLM Corp.,
   Series A,
   Sr. Unsec. Unsub. Medium Term Notes,
   3.95%, 08/15/08(d)                              1,655,000         1,642,654
------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Medium Term
   Notes,
   2.90%, 03/16/09(c)(d)(f)                        1,100,000         1,034,195
==============================================================================
                                                                     7,930,069
==============================================================================

DEPARTMENT STORES-1.09%
Macys Retail Holdings Inc., Sr.
   Unsec. Gtd. Notes, 6.30%,
   04/01/09(d)                                     4,815,000         4,816,830
==============================================================================

DIVERSIFIED BANKS-14.79%
ANZ Capital Trust I, Sub. First
   Tier Bonds, 4.48% (c)(d)(e)                     2,725,000         2,644,422
------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
   Unsec. Sub. Notes, 9.03%,
   03/15/29(c)(d)                                    750,000           794,400
------------------------------------------------------------------------------
BankAmerica Institutional,
   Series A,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities,
   8.07%, 12/31/26(c)(d)                           4,780,000         4,980,904
------------------------------------------------------------------------------
   Series B,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities,
   7.70%, 12/31/26(c)(d)                           6,530,000         6,787,739
------------------------------------------------------------------------------
BBVA International Preferred SA
   Unipersonal (Spain), Jr.
   Unsec. Gtd. Sub. Notes, 5.92%
   (d)(e)                                            570,000           472,712
------------------------------------------------------------------------------
Centura Capital Trust I, Gtd.
   Trust Pfd. Capital
   Securities, 8.85%,
   06/01/27(c)(d)                                    300,000           315,126
------------------------------------------------------------------------------
First Empire Capital Trust I,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.23%, 02/01/27(d)                                195,000           202,771
------------------------------------------------------------------------------
First Union Capital I-Series A,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.94%, 01/15/27(d)                             16,290,000        16,623,782
------------------------------------------------------------------------------
First Union Institutional
   Capital I, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 8.04%, 12/01/26(d)                  6,890,000         6,986,736
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec.
   Sub. Floating Rate Euro
   Notes, 5.13%(d)(e)(f)                     $       300,000   $       190,173
------------------------------------------------------------------------------
Mizuho Financial Group Cayman
   Ltd. (Cayman Islands), Jr.
   Unsec. Gtd. Sub. Second Tier
   Euro Bonds, 8.38%(d)(e)                         1,335,000         1,346,625
------------------------------------------------------------------------------
National Bank of Canada
   (Canada), Unsec. Sub.
   Floating Rate Euro Deb.,
   3.19%, 08/29/87(d)(f)                              70,000            47,147
------------------------------------------------------------------------------
National City Bank, Sr. Unsec.
   Floating Rate Notes, 3.14%,
   02/02/09(d)(f)                                  2,350,000         2,326,782
------------------------------------------------------------------------------
National Westminster Bank PLC
   (United Kingdom)-Series B,
   Unsec. Sub. Floating Rate
   Euro Notes, 3.25%(d)(e)(f)                        100,000            65,500
------------------------------------------------------------------------------
NBD Bank N.A., Unsec. Sub.
   Bonds, 8.25%, 11/01/24(d)                         205,000           235,342
------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg),
   Euro Notes, 6.50%, 08/11/08(d)                    830,000           831,744
------------------------------------------------------------------------------
RBS Capital Trust III, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Global Notes, 5.51%(d)(e)                         330,000           280,807
------------------------------------------------------------------------------
Republic New York Capital I,
   Gtd. Trust Pfd. Capital
   Securities, 7.75%, 11/15/26(d)                  5,090,000         4,891,286
------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB
   (Sweden), Jr. Unsec. Sub.
   Notes, 7.50%(c)(d)(e)                             600,000           605,239
------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp.
   (Japan), Sub. Second Tier
   Euro Notes, 8.15%(d)(e)                         1,700,000         1,711,050
------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec.
   Medium Term Notes, 5.92%,
   05/25/12(d)                                     1,865,493         1,978,822
------------------------------------------------------------------------------
VTB Capital S.A. (Luxembourg),
   Sr. Sec. Unsub. Floating Rate
   Notes, 4.81%,
   11/02/09(c)(d)(f)                               4,000,000         3,901,400
------------------------------------------------------------------------------
Wachovia Capital Trust I, Sub.
   Trust Pfd. Capital
   Securities, 7.64%,
   01/15/27(c)(d)                                  4,585,000         4,551,071
------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.97%,
   06/01/27(c)(d)                                  2,410,000         2,445,764
==============================================================================
                                                                    65,217,344
==============================================================================

DIVERSIFIED CAPITAL MARKETS-0.27%

UBS AG (Switzerland), Sr. Unsec.
   Medium Term Notes, 5.75%,
   04/25/18(d)                                     1,200,000         1,187,112
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-0.21%

Union Carbide Corp., Sr. Unsec.
   Notes, 6.70%, 04/01/09(d)                 $       910,000   $       928,537
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.76%

Erac USA Finance Co.,
   Sr. Unsec. Gtd. Notes,
   7.00%, 10/15/37(c)(d)                           2,000,000         1,632,000
------------------------------------------------------------------------------
   Unsec. Gtd. Notes,
   5.80%, 10/15/12(c)(d)                           1,810,000         1,718,070
==============================================================================
                                                                     3,350,070
==============================================================================

DIVERSIFIED METALS & MINING-0.14%

Reynolds Metals Co., Sr. Unsec.
   Unsub. Medium Term Notes,
   7.00%, 05/15/09(d)                                606,000           615,975
==============================================================================

ELECTRIC UTILITIES-0.64%

Entergy Gulf States Inc.,
   Sec. First Mortgage Bonds,
   3.60%, 06/01/08(d)                                345,000           345,017
------------------------------------------------------------------------------
   Sec. Floating Rate First Mortgage
   Bonds,
   3.74%, 12/08/08(c)(d)(f)                        1,340,000         1,334,939
------------------------------------------------------------------------------
Niagara Mohawk Power Corp.-
   Series G, Sr. Unsec.
   Notes, 7.75%, 10/01/08(d)                         620,000           628,537
------------------------------------------------------------------------------
PECO Energy Co., Sec. First
   Mortgage Bonds, 5.95%,
   11/01/11(d)                                       500,000           519,695
==============================================================================
                                                                     2,828,188
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.31%

Thomas & Betts Corp., Medium
   Term Notes, 6.63%, 05/07/08(d)                  1,350,000         1,350,013
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.22%

Waste Management Inc., Sr.
   Unsec. Unsub. Notes, 6.50%,
   11/15/08(d)                                       945,000           956,803
==============================================================================

FOOD RETAIL-0.37%

Safeway Inc., Sr. Unsec. Unsub.
   Floating Rate Notes, 3.01%,
   03/27/09(d)(f)                                  1,655,000         1,633,143
==============================================================================

GAS UTILITIES-1.02%

National Fuel Gas Co.-Series D,
   Medium Term Notes, 6.30%,
   05/27/08(d)                                        50,000            50,048
------------------------------------------------------------------------------
Panhandle Eastern Pipeline Co., Sr.
   Unsec. Global Notes,
   4.80%, 08/15/08(d)                              1,640,000         1,638,081
------------------------------------------------------------------------------
Southern Union Co., Sr. Unsec.
   Notes, 6.09%, 02/16/10(d)                       2,830,000         2,820,774
==============================================================================
                                                                     4,508,903
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
GOLD-0.07%

Newmont Gold Co.-Series A1, Sec.
   Pass Through Ctfs., 8.91%,
   01/05/09(d)                               $       296,790   $       305,898
==============================================================================

HOMEBUILDING-1.16%

Centex Corp., Sr. Unsec. Notes,
   4.88%, 08/15/08(d)                              2,535,000         2,520,145
------------------------------------------------------------------------------
D.R. Horton Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 5.00%,
   01/15/09(d)                                     1,510,000         1,473,669
------------------------------------------------------------------------------
Ryland Group Inc. (The), Sr.
   Unsec. Notes, 5.38%,
   06/01/08(d)                                     1,113,000         1,110,229
==============================================================================
                                                                     5,104,043
==============================================================================

HOUSEWARES & SPECIALTIES-0.11%

Newell Rubbermaid Inc.-Series A,
   Sr. Unsec. Unsub. Putable
   Medium Term Notes, 6.35%,
   07/15/08(d)                                       500,000           502,360
==============================================================================

INDUSTRIAL CONGLOMERATES-1.37%

General Electric Capital Corp.
   Sr. Unsec. Global Notes,
   4.80%, 05/01/13(d)                              3,460,000         3,459,412
------------------------------------------------------------------------------
   5.63%, 05/01/18(d)                              1,645,000         1,652,649
------------------------------------------------------------------------------
   Sr. Unsec. Medium Term Notes,
   5.88%, 01/14/38(d)                                985,000           942,517
==============================================================================
                                                                     6,054,578
==============================================================================

INDUSTRIAL MACHINERY-0.11%

ITT Corp., Sr. Unsec. Deb.,
   8.55%, 06/15/09(d)                                450,000           473,332
==============================================================================

INTEGRATED OIL & GAS-0.69%

Husky Oil Ltd. (Canada), Unsec.
   Sub. Yankee Bonds, 8.90%,
   08/15/28(d)                                     3,025,000         3,055,250
==============================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES-3.77%

AT&T Inc., Sr. Unsec. Unsub.
   Global Bonds, 5.50%,
   02/01/18(d)                                     2,060,000         2,063,811
------------------------------------------------------------------------------
Deutsche Telekom International
   Finance B.V. (Netherlands),
   Gtd. Floating Rate Global
   Notes, 2.78%, 03/23/09(d)(f)                      185,000           183,692
------------------------------------------------------------------------------
Pacific Telecom Inc.-Series C,
   Sr. Unsec. Medium Term Notes,
   7.14%, 11/04/08(d)                              1,285,000         1,301,037
------------------------------------------------------------------------------
Southwestern Bell Telephone
   L.P., Sr. Unsec. Gtd. Unsub.
   Deb., 7.20%, 10/15/26(d)                        1,493,000         1,519,366
------------------------------------------------------------------------------
Telecom Italia Capital S.A.
   (Italy), Unsec. Gtd. Unsub.
   Global Notes, 4.00%,
   11/15/08(d)                                     3,220,000         3,211,177
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
   SERVICES-(CONTINUED)

Verizon Communications Inc., Sr.
   Unsec. Global Notes, 5.25%,
   04/15/13(d)                               $     2,500,000   $     2,563,875
------------------------------------------------------------------------------
Verizon New York Inc., Sr.
   Unsec. Bonds, 7.00%,
   12/01/33(d)                                       670,000           672,794
------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
   Sr. Unsec. Global Bonds,
   4.63%, 03/15/13(d)                              3,646,000         3,479,596
------------------------------------------------------------------------------
Windstream Georgia
   Communications Corp., Sr.
   Unsec. Deb., 6.50%,
   11/15/13(d)                                     1,594,000         1,616,699
==============================================================================
                                                                    16,612,047
==============================================================================

INTERNET RETAIL-0.19%

Expedia, Inc., Sr. Unsec. Gtd.
   Putable Global Notes, 7.46%,
   08/15/13(d)                                       790,000           838,640
==============================================================================

INVESTMENT BANKING & BROKERAGE-4.44%

Bear Stearns Cos. Inc., (The),
   Floating Rate Notes,
   3.22%, 07/19/10(d)(f)                           2,290,000         2,228,834
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
   Sr. Unsec. Global Notes,
   6.15%, 04/01/18(d)                                660,000           670,520
------------------------------------------------------------------------------
   Unsec. Sub. Global Notes,
   6.75%, 10/01/37(d)                              1,450,000         1,436,631
------------------------------------------------------------------------------
Jefferies Group, Inc.,
   Sr. Unsec. Notes,
   5.88%, 06/08/14(d)                              2,710,000         2,589,053
------------------------------------------------------------------------------
   6.45%, 06/08/27(d)                                840,000           674,932
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
   Series H, Sr. Unsec.
   Floating Rate Medium Term Notes,
   3.00%, 10/22/08(d)(f)                             400,000           397,524
------------------------------------------------------------------------------
   Series I,
   Sr. Floating Rate Medium Term Notes,
   2.94%, 11/24/08(d)(f)                             500,000           496,180
------------------------------------------------------------------------------
   Sr. Unsec. Medium Term Notes,
   6.88%, 05/02/18(d)                              1,000,000         1,026,290
------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
   Series C,
   Medium Term Global Notes,
   6.15%, 04/25/13(d)                              2,310,000         2,319,078
------------------------------------------------------------------------------
   Sr. Unsec. Medium Term Global Notes,
   5.45%, 02/05/13(d)                              3,530,000         3,449,657
------------------------------------------------------------------------------
   Sr. Unsec. Medium Term Notes,
   6.88%, 04/25/18(d)                              1,930,000         1,956,595
------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr.
   Unsec. Medium Term Global
   Notes, 5.95%, 12/28/17(d)                       1,430,000         1,416,158
------------------------------------------------------------------------------
SB Treasury Co. LLC-Series A,
   Jr. Sub. Trust Pfd. Capital
   Securities, 9.40%(c)(d)(e)                        890,000           894,913
==============================================================================
                                                                    19,556,365
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.93%

Pacific Life Global Funding, Notes,
   5.15%, 04/15/13(c)(d)                     $     1,385,000   $     1,396,537
------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
   Sec. Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%,
   12/18/23(b)(c)(d)                               2,510,000         2,712,607
==============================================================================
                                                                     4,109,144
==============================================================================

MANAGED HEALTH CARE-0.47%

UnitedHealth Group Inc., Sr.
   Unsec. Notes, 4.88%,
   02/15/13(d)                                     2,120,000         2,047,051
==============================================================================

MULTI-LINE INSURANCE-1.69%

International Lease Finance Corp.,
   Sr. Unsec. Global Notes, 6.38%,
   03/15/09(d)                                     3,940,000         3,989,014
------------------------------------------------------------------------------
Metropolitan Life Global Funding
   I, Sr. Sec. Notes, 5.13%,
   04/10/13(c)(d)                                  3,460,000         3,477,473
==============================================================================
                                                                     7,466,487
==============================================================================

MULTI-SECTOR HOLDINGS-0.92%

Capmark Financial Group, Inc.,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes, 3.75%,
   05/10/10(d)(f)                                  5,010,000         4,061,356
==============================================================================

MULTI-UTILITIES-0.63%

Dominion Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.83%,
   12/01/27(d)                                     1,930,000         2,013,395
------------------------------------------------------------------------------
Dominion Resources, Inc.-Series
   A, Sr. Unsec. Unsub. Notes,
   5.69%, 05/15/08(d)                                320,000           320,198
------------------------------------------------------------------------------
Puget Sound Energy Inc., Sr.
   Sec. Notes, 3.36%, 06/01/08(d)                     25,000            24,974
------------------------------------------------------------------------------
Virginia Electric and Power
   Co.-Series F, Sr. Unsec.
   Medium Term Notes, 5.73%,
   11/25/08(d)                                       427,000           432,043
==============================================================================
                                                                     2,790,610
==============================================================================

OFFICE ELECTRONICS-0.80%

Xerox Corp.,
   Sr. Unsec. Notes,
   5.65%, 05/15/13(d)                              1,150,000         1,152,795
------------------------------------------------------------------------------
   6.35%, 05/15/18(d)                              2,380,000         2,389,948
==============================================================================
                                                                     3,542,743
==============================================================================

OIL & GAS DRILLING-0.20%

Transocean Inc. (Cayman Islands),
   Sr. Unsec. Unsub. Floating Rate
   Yankee Notes,
   3.21%, 09/05/08(d)(f)                             865,000           861,929
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.08%

Anadarko Petroleum Corp., Sr.
   Unsec. Notes, 3.25%,
   05/01/08(d)                               $       330,000   $       330,000
------------------------------------------------------------------------------
Pemex Project Funding Master
   Trust, Sr. Unsec. Gtd. Global
   Notes, 6.13%, 08/15/08(d)                          19,000            19,147
==============================================================================
                                                                       349,147
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.22%

Spectra Energy Capital LLC, Sr.
   Unsec. Gtd. Unsub. Notes,
   6.20%, 04/15/18(d)                                950,000           960,906
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-13.62%

Allstate Life Global Funding
   Trusts, Medium Term Global
   Notes, 5.38%, 04/30/13(d)                       1,670,000         1,679,469
------------------------------------------------------------------------------
American Honda Finance Corp.,
   Medium Term Notes, 4.63%,
   04/02/13(c)(d)                                  2,920,000         2,898,626
------------------------------------------------------------------------------
BankAmerica Capital II-Series 2,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.00%, 12/15/26(d)                                819,000           845,904
------------------------------------------------------------------------------
BankAmerica Capital III, Jr.
   Unsec. Gtd. Sub. Floating
   Rate Trust Pfd. Capital
   Securities, 3.28%,
   01/15/27(d)(f)                                  1,450,000         1,121,449
------------------------------------------------------------------------------
Citigroup Inc., Jr. Sub. Notes,
   8.40% (d)(e)                                    1,645,000         1,675,581
------------------------------------------------------------------------------
Countrywide Home Loans,
   Inc.-Series L, Unsec. Gtd.
   Unsub. Medium Term Global
   Notes, 3.25%, 05/21/08(d)                       9,210,000         9,210,000
------------------------------------------------------------------------------
General Electric Capital
   Corp.-Series A, Sr. Unsec.
   Floating Rate Medium Term
   Global Notes, 2.81%,
   05/30/08(d)(f)                                    438,000           437,111
------------------------------------------------------------------------------
JPMorgan Chase & Co. -Series 1,
   Jr. Unsec. Sub. Notes,
   7.90% (d)(e)                                    1,000,000         1,022,100
------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   4.75%, 05/01/13(d)                              1,435,000         1,436,048
------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global
   Notes, 6.85%, 06/15/17(d)                         875,000           818,799
------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series
   A, Sr. Sec. Notes, 5.14%,
   04/15/15 (Acquired 07/14/05;
   Cost $1,452,072)(c)(g)                          1,452,072         1,131,890
------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman
   Islands), Notes, 4.69%,
   11/14/08(c)(d)                                  6,390,000         6,436,583
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Mizuho JGB Investment LLC-
   Series A, Unsec. Sub. Bonds,
   9.87%(c)(d)(e)                            $     3,525,000   $     3,565,537
------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 7.83%, 12/15/26(d)                  3,924,000         3,983,566
------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.25%, 04/15/27(d)                  6,470,000         6,713,143
------------------------------------------------------------------------------
North Fork Capital Trust II, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Pass Through Securities,
   8.00%, 12/15/27(d)                              2,440,000         2,077,855
------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
   (United Kingdom), Gtd. Euro
   Bonds, 8.00%(d)(e)                              1,750,000         1,723,750
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-
   Series 1999-2, Class
   A1, Global Bonds, 9.69%,
   08/15/09(d)                                     2,931,900         3,003,028
------------------------------------------------------------------------------
Regional Diversified Funding,
   Sr. Notes, 9.25%,
   03/15/30(c)(d)                                  1,433,333         1,617,488
------------------------------------------------------------------------------
Regional Diversified Funding
   (Cayman Islands)-Class A-1a,
   Sr. Sec. Floating Rate Notes,
   3.25%, 01/25/36 (Acquired
   03/21/05; Cost
   $401,447)(c)(d)(f)(g)                             401,447           327,782
------------------------------------------------------------------------------
Residential Capital LLC, Sr.
   Unsec. Gtd. Unsub. Floating
   Rate Notes, 3.49%,
   06/09/08(d)(f)                                  5,690,000         5,313,037
------------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13(c)(d)                    1,800,000         1,803,474
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through
   Ctfs., 3.72% (Acquired
   12/07/04-10/03/06; Cost
   $1,104,600)(c)(d)(e)(f)(g)                      1,110,000            45,787
------------------------------------------------------------------------------
Two-Rock Pass-Through Trust
   (Bermuda), Floating Rate Pass
   Through Ctfs., 4.04%
   (Acquired 11/10/06; Cost
   $971,145) (c)(d)(e)(f)(g)                         970,000            40,013
------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
   Unsec. Gtd. Sub. Euro Bonds,
   8.75%(d)(e)                                       470,000           474,638
------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec.
   Gtd. Notes, 5.88%,
   07/15/17(c)(d)                                    663,156           648,103
==============================================================================
                                                                    60,050,761
==============================================================================

PACKAGED FOODS & MEATS-0.54%

Cadbury Schweppes U.S. Finance
   LLC, Sr. Unsec. Gtd. Notes,
   3.88%, 10/01/08(c)(d)                             300,000           298,800
------------------------------------------------------------------------------
Dr. Pepper Snapple Group Inc.,
   Sr. Notes, 6.82%,
   05/01/18(c)(d)                                  2,000,000         2,060,900
==============================================================================
                                                                     2,359,700
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
PAPER PACKAGING-0.80%

Packaging Corp. of America,
   Unsec. Unsub. Global Notes,
   4.38%, 08/01/08(d)                        $     3,540,000   $     3,531,008
==============================================================================

PAPER PRODUCTS-0.09%

International Paper Co., Sr.
   Unsec. Unsub. Notes, 5.13%,
   11/15/12(d)                                       430,000           413,312
==============================================================================

PROPERTY & CASUALTY INSURANCE-3.86%

CNA Financial Corp., Sr. Unsec.
   Unsub. Notes, 6.60%,
   12/15/08(d)                                     6,252,000         6,304,267
------------------------------------------------------------------------------
First American Capital Trust I,
   Gtd. Trust Pfd. Capital
   Securities, 8.50%, 04/15/12(d)                  3,265,000         3,609,066
------------------------------------------------------------------------------
North Front Pass-Through Trust,
   Sec. Pass Through Ctfs.,
   5.81%, 12/15/24(c)(d)                             900,000           859,122
------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Gtd. Bonds,
   8.00%, 09/15/34(c)(d)                           2,197,000         1,936,260
------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%
   (c)(d)(e)                                       4,285,000         3,892,708
------------------------------------------------------------------------------
QBE Capital Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80%(c)(d)(e)                                    250,000           223,330
------------------------------------------------------------------------------
Travelers Cos. Inc. (The)-Series
   C, Sr. Unsec. Unsub. Medium
   Term Notes, 6.38%, 12/15/08(d)                    200,000           203,186
==============================================================================
                                                                    17,027,939
==============================================================================

REGIONAL BANKS-4.45%

Banponce Trust I-Series A, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.33%, 02/01/27(d)                  2,000,000         1,929,240
------------------------------------------------------------------------------
Cullen/Frost Capital Trust I,
   Jr. Unsec. Gtd. Sub. Floating
   Rate Notes, 4.63%,
   03/01/34(d)(f)                                  2,925,000         2,728,411
------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities, 3.65%,
   06/01/28(d)(f)                                    125,000           107,749
------------------------------------------------------------------------------
PNC Preferred Funding Trust I,
   Sr. Unsec. Notes,
   8.70%(c)(d)(e)                                  2,000,000         1,982,260
------------------------------------------------------------------------------
Popular North America Inc.,
   Series E,
   Sr. Unsec. Gtd. Unsub. Medium Term Notes,
   3.88%, 10/01/08(d)                              5,500,000         5,508,800
------------------------------------------------------------------------------
   Series F,
   Sr. Unsec. Gtd. Medium Term Notes,
   5.65%, 04/15/09(d)                                735,000           728,679
------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17(d)                       1,510,000         1,364,164
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

TCF National Bank, Sub. Notes,
   5.00%, 06/15/14(d)                        $       125,000   $       127,079
------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes,
   6.11%(c)(d)(e)                                  1,000,000           667,990
------------------------------------------------------------------------------
Western Financial Bank, Unsec.
   Sub. Deb., 9.63%, 05/15/12(d)                   4,286,000         4,479,727
==============================================================================
                                                                    19,624,099
==============================================================================

REINSURANCE-0.10%

Stingray Pass-Through Trust,
   Pass Through Ctfs., 5.90%,
   01/12/15 (Acquired
   01/07/05-07/19/07; Cost
   $2,276,120)(c)(d)(g)                            2,400,000           450,000
==============================================================================

RESIDENTIAL REIT'S-0.17%

AvalonBay Communities Inc., Sr.
   Unsec. Medium Term Notes,
   8.25%, 07/15/08(d)                                725,000           728,951
==============================================================================

SPECIALIZED FINANCE-1.32%

CIT Group Inc.,
   Sr. Unsec. Floating Rate Medium Term
   Notes, 3.30%, 05/23/08(d)(f)                    3,330,000         3,280,150
------------------------------------------------------------------------------
   Sr. Unsec. Global Medium Term Notes,
   4.00%, 05/08/08(d)                                800,000           794,008
------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Medium Term Notes,
   4.75%, 08/15/08(d)                              1,770,000         1,742,034
==============================================================================
                                                                     5,816,192
==============================================================================

SPECIALIZED REIT'S-0.82%

HCP, Inc.,
   Sr. Unsec. Floating Rate Medium Term
   Notes, 3.25%, 09/15/08(d)(f)                    1,550,000         1,521,998
------------------------------------------------------------------------------
   Sr. Unsec. Medium Term Notes,
   6.70%, 01/30/18(d)                              1,370,000         1,244,111
------------------------------------------------------------------------------
Health Care REIT Inc., Sr.
   Unsec. Notes, 5.88%,
   05/15/15(d)                                       905,000           833,242
==============================================================================
                                                                     3,599,351
==============================================================================

SPECIALTY CHEMICALS-0.24%

ICI Wilmington Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   4.38%, 12/01/08(d)                                382,000           383,322
------------------------------------------------------------------------------
Valspar Corp.,
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(d)                                350,000           345,261
------------------------------------------------------------------------------
   6.05%, 05/01/17(d)                                350,000           331,667
==============================================================================
                                                                     1,060,250
==============================================================================

THRIFTS & MORTGAGE FINANCE-2.74%

Countrywide Financial Corp.,
   Unsec. Gtd. Unsub. Floating Rate Medium
   Term Notes, 2.87%, 01/05/09(d)(f)               3,120,000         2,967,900
------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Medium Term Global
   Notes, 5.80%, 06/07/12(d)                         850,000           811,750
------------------------------------------------------------------------------


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Greenpoint Bank, Unsec. Sub.
   Notes, 9.25%, 10/01/10(d)                 $     1,370,000   $     1,429,883
------------------------------------------------------------------------------
PMI Capital I-Series A, Gtd.
   Trust Pfd. Capital
   Securities, 8.31%, 02/01/27(d)                  1,000,000           791,270
------------------------------------------------------------------------------
Washington Mutual, Inc.,
   Sr. Unsec. Floating Rate Global Notes,
   3.19%, 08/25/08(d)(f)                           5,400,000         5,310,144
------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   4.50%, 08/25/08(d)                                790,000           782,068
==============================================================================
                                                                    12,093,015
==============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.12%

Western Power Distribution
   Holdings Ltd. (United
   Kingdom), Sr. Unsec. Unsub.
   Notes, 7.38%, 12/15/28(c)(d)                      450,000           513,342
------------------------------------------------------------------------------
TRUCKING-1.15%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%,
   12/01/08(d)                                     3,425,000         3,395,477
------------------------------------------------------------------------------
Stagecoach Transport Holdings
   PLC (United Kingdom), Unsec.
   Unsub. Yankee Notes, 8.63%,
   11/15/09(d)                                     1,570,000         1,671,312
==============================================================================
                                                                     5,066,789
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.03%

Alamosa Delaware Inc., Sr.
   Unsec. Gtd. Global Notes,
   8.50%, 01/31/12(d)                              6,250,000         5,779,375
------------------------------------------------------------------------------
Nextel Communications,
   Inc.-Series D, Sr. Unsec.
   Gtd. Notes, 7.38%, 08/01/15(d)                  5,981,000         4,816,380
------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 6.13%,
   11/15/08(d)                                     3,130,000         3,123,302
------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec.
   Bonds, 9.25%, 04/15/22(d)                       1,694,000         1,501,832
------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sec.
   Gtd. Unsub. Second Priority
   Global Notes, 10.00%,
   06/15/12(d)                                     2,692,000         2,561,438
==============================================================================
                                                                    17,782,327
==============================================================================
   Total Bonds & Notes
      (Cost $362,491,241)                                          349,228,145
==============================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-34.64%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-14.19%

Pass Through Ctfs.,
   6.00%, 08/01/14 to 02/01/34(d)                  2,305,542         2,373,519
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-(CONTINUED)

   5.50%, 05/01/16 to 02/01/37(d)            $        86,433   $        88,459
------------------------------------------------------------------------------
   6.50%, 05/01/16 to 08/01/32(d)                     88,563            92,227
------------------------------------------------------------------------------
   7.00%, 06/01/16 to 10/01/34(d)                  5,713,500         6,128,725
------------------------------------------------------------------------------
   7.50%, 04/01/17 to 03/01/32(d)                  2,225,900         2,408,901
------------------------------------------------------------------------------
   6.50%, 10/01/17 to 08/01/34(d)(h)                 358,200           371,965
------------------------------------------------------------------------------
   5.00%, 07/01/34(d)                              1,587,822         1,565,039
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.00%, 05/01/38(d)(i)                          11,420,000        11,221,932
------------------------------------------------------------------------------
   6.00%, 05/01/38(d)(i)                          19,826,000        20,281,383
------------------------------------------------------------------------------
   5.50%, 06/01/38(d)(i)                          17,939,000        18,009,070
==============================================================================
                                                                    62,541,220
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-17.87%

Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37(d)                    337,944           345,622
------------------------------------------------------------------------------
   7.50%, 11/01/15 to 08/01/36(d)                  2,912,367         3,150,702
------------------------------------------------------------------------------
   7.00%, 12/01/15 to 02/01/34(d)                  3,511,038         3,723,366
------------------------------------------------------------------------------
   6.50%, 05/01/16 to 01/01/37(d)                  1,252,243         1,308,130
------------------------------------------------------------------------------
   5.00%, 03/01/18 to 02/01/19(d)                    894,077           902,799
------------------------------------------------------------------------------
   5.00%, 07/01/18 to 07/01/18(d)(h)                 384,588           388,875
------------------------------------------------------------------------------
   5.50%, 11/01/18 to 03/01/21(d)                    578,647           592,396
------------------------------------------------------------------------------
   8.00%, 08/01/21 to 08/01/31(d)                     24,338            26,265
------------------------------------------------------------------------------
   8.00%, 04/01/32(d)(h)                              23,496            25,424
------------------------------------------------------------------------------
   7.00%, 02/01/33(d)(h)                             185,973           197,113
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.50%, 05/01/23 to 06/01/38(d)(i)              26,282,000        26,511,804
------------------------------------------------------------------------------
   6.00%, 05/01/23 to 06/01/38(d)(i)              27,145,000        27,749,295
------------------------------------------------------------------------------
   6.50%, 05/01/38(d)(i)                           9,000,000         9,313,596
------------------------------------------------------------------------------
   7.00%, 05/01/38(d)(i)                           4,349,000         4,573,243
==============================================================================
                                                                    78,808,630
==============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-2.58%

Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32(d)                    126,576           136,245
------------------------------------------------------------------------------
   8.50%, 02/15/25(d)                                 29,849            33,008
------------------------------------------------------------------------------
   8.00%, 08/15/25(d)                                  4,852             5,311
------------------------------------------------------------------------------
   6.56%, 01/15/27(d)                                243,330           258,237
------------------------------------------------------------------------------
   7.00%, 04/15/28 to 06/15/37(d)                  2,271,341         2,413,668
------------------------------------------------------------------------------
   6.00%, 11/15/28 to 02/15/33(d)                    462,641           477,188
------------------------------------------------------------------------------
   6.50%, 01/15/29 to 03/15/37(d)                  5,609,288         5,901,577
------------------------------------------------------------------------------
   5.50%, 12/15/33 to 06/15/35(d)                  1,605,288         1,630,292
------------------------------------------------------------------------------
   5.00%, 07/15/35 to 08/15/35(d)                    519,134           514,898
==============================================================================
                                                                    11,370,424
==============================================================================
   Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $151,464,686)                                          152,720,274
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------

PREFERRED STOCKS-8.80%

LIFE & HEALTH INSURANCE-0.12%
Aegon N.V. (Netherlands), 6.38% Pfd.                  25,600   $       542,720
------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-1.68%

Pitney Bowes International Holdings
   Inc., -Series D, 4.85% Pfd.(d)                         77         7,424,788
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.28%

Auction Pass Through Trust,
   Series 2007-T2, Class A,
   7.79% Pfd., (Acquired 12/14/07-01/29/08;
   Cost $13,982,872)(c)(f)(g)                            186        13,950,093
------------------------------------------------------------------------------
   Series 2007-T3, Class A,
   8.40% Pfd.,
   (Acquired 10/22/07-01/29/08;
   Cost $13,888,869)(c)(f)(g)                            185        13,754,287
==============================================================================
                                                                    27,704,380
==============================================================================

SPECIALIZED FINANCE-0.16%

Agfirst Farm Credit Bank -Class B,
   6.59% Pfd. (c)(d)                               1,000,000           685,320
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.26%

Fannie Mae, 8.25% Pfd.                                45,000         1,126,800
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.30%

Telephone & Data Systems, Inc.
   -Series A, 7.60% Pfd.                              63,000         1,335,600
==============================================================================
   Total Preferred Stocks
      (Cost $39,674,623)                                            38,819,608
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT
 -----------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.83%

ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.39%

Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%,
   11/17/19(c)(d)                            $     2,478,569        1,735,717
==============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-1.20%

Federal Home Loan Bank-Series
   TQ-2015, Class A, Pass
   Through Ctfs., 5.07%,
   10/20/15(d)                                       775,164           762,785
------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
   2008-T29, Class A1, Pass
   Through Ctfs., 6.23%,
   01/11/43 (d)(g)                                 2,591,124         2,640,386
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS
   -(CONTINUED)

Option One Mortgage Securities
   Corp.-Series 2007-4A,
   Floating Rate Notes, 3.00%,
   04/25/12 (Acquired 05/11/07;
   Cost $628,788)(c)(f)(g)                   $       628,788   $       578,485
------------------------------------------------------------------------------
Structured Asset Securities
   Corp.-Series 2007-OSI, Class
   A2, Floating Rate Pass
   Through Ctfs., 2.99%,
   06/25/37(d)(f)                                  1,517,496         1,311,239
==============================================================================
                                                                     5,292,895
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.24%

Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class
   A2, Pass Through Ctfs.,
   8.04%, 12/15/19(c)(d)                           2,810,000         3,024,046
------------------------------------------------------------------------------
Patron's Legacy
   2003-III-LILACS-III-Series A,
   Ctfs., 5.65%, 04/17/18
   (Acquired 11/04/04-06/28/06;
   Cost $1,406,991)(c)(g)                          1,425,422         1,198,780
------------------------------------------------------------------------------
Patron's Legacy
   2004-1-LILACS-1-Series A,
   Ctfs., 6.67%, 05/04/18
   (Acquired 04/30/04 -
   07/14/05; Cost
   $1,445,290)(c)(g)                               1,416,511         1,219,616
==============================================================================
                                                                     5,442,442
==============================================================================
      Total Asset-Backed Securities
         (Cost $14,144,428)                                         12,471,054
==============================================================================

U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-0.95%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.06%

Sr. Unsec. Floating Rate Global
   Notes, 5.42%, 02/17/09(d)(f)                      250,000           252,400
==============================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.89%
   Sr. Unsec. Unsub. Floating Rate Medium
   Term Notes, 2.05%, 12/15/08(d)(f)               1,110,000         1,047,962
------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Medium Term Notes,
   5.05%, 11/14/14(d)                              1,220,000         1,011,990
------------------------------------------------------------------------------
   Series A,
   Sr. Unsec. Unsub. Medium Term Notes,
   4.00%, 01/15/09(d)                              1,900,000         1,853,830
==============================================================================
                                                                     3,913,782
==============================================================================
      Total U.S. Government Sponsored
         Agency Securities
        (Cost $4,299,185)                                            4,166,182
==============================================================================

U.S. TREASURY SECURITIES-0.83%

U.S. TREASURY BILLS-0.14%

   1.62%, 10/16/08(d)(h)(j)                          225,000           223,380
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

   1.60%, 10/23/08(d)(h)(j)                  $       390,000   $       387,044
==============================================================================
                                                                       610,424
==============================================================================

U.S. TREASURY NOTES-0.69%

   5.00%, 07/31/08(d)(h)                             200,000           201,766
------------------------------------------------------------------------------
   3.25%, 01/15/09(d)                              1,450,000(k)      1,466,196
------------------------------------------------------------------------------
   2.00%, 02/28/10(d)                              1,400,000(k)      1,393,658
==============================================================================
                                                                     3,061,620
==============================================================================
      Total U.S. Treasury Securities
         (Cost $3,692,478)                                           3,672,044
==============================================================================

MUNICIPAL OBLIGATIONS-0.19%

Detroit (City of), Michigan;
   Series 2005 A-1, Taxable
   Capital Improvement Limited
   Tax GO, (INS-Ambac Assurance
   Corp.) 4.96%, 04/01/20(b)(d)                      390,000           363,979
------------------------------------------------------------------------------
Industry (City of), California
   Urban Development Agency;
   Series 2003, Taxable
   Allocation RB, (INS-MBIA
   Insurance Corp.) 6.10%,
   05/01/24(b)(d)                                    450,000           459,320
==============================================================================
     Total Municipal Obligations
        (Cost $849,856)                                                823,299
==============================================================================
TOTAL INVESTMENTS-127.45%
   (Cost $576,616,497)                                             561,900,606
==============================================================================
OTHER ASSETS LESS LIABILITIES-(27.45)%                            (121,011,768)
==============================================================================
NET ASSETS-100.00%                                             $   440,888,838
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

CDO    -- Collateralized Debt Obligation
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND
Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $118,091,262, which represented 26.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $527,062,335, which represented 119.55% of the Fund's Net Assets. See
     Note 1A.

(e)  Perpetual bond with no specified maturity date.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $35,337,119, which represented 8.01% of the Fund's Net Assets.

(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(j) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1F and Note 3.

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM CORE BOND FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM CORE BOND FUND

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM CORE BOND FUND


NOTE 2 -- FUTURES CONTRACTS

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                        UNREALIZED
                              NUMBER OF      MONTH/        VALUE       APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT     04/30/08    (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       122      Jun-08/Long   $13,662,094     $(137,235)
------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      249      Jun-08/Long    28,837,313       148,096
------------------------------------------------------------------------------------
U.S. Treasury Long Bonds          97      Jun-08/Long    11,338,391       173,312
------------------------------------------------------------------------------------
   Total Futures Contracts                              $53,837,798     $ 184,173
____________________________________________________________________________________
====================================================================================

AIM CORE BOND FUND


NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                         NOTIONAL    UNREALIZED
                                                   BUY/SELL   (PAY)/RECEIVE  EXPIRATION   AMOUNT    APPRECIATION
     COUNTERPARTY           REFERENCE ENTITY      PROTECTION    FIXED RATE      DATE       (000)   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
   Lehman Brothers          CDX North America
Special Financing Inc.      Investment Grade
                            Volatility Index         Sell        0.75%(a)     06/20/12    $19,000   $  (584,557)
-----------------------------------------------------------------------------------------------------------------
   Lehman Brothers              MBIA Inc.
Special Financing Inc.                               Sell        1.90%        09/20/08      8,800      (540,410)
-----------------------------------------------------------------------------------------------------------------
   Lehman Brothers      Residential Capital, LLC     Sell        2.75%        09/20/08      1,150      (177,782)
Special Financing Inc.
-----------------------------------------------------------------------------------------------------------------
   Lehman Brothers      Residential Capital, LLC
Special Financing Inc.                               Sell        6.80%        09/20/08      3,500      (492,427)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch        AMBAC Financial Group,
    International                 Inc.               Sell        2.30%        12/20/08      4,630      (547,077)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch        AMBAC Financial Group,
    International                 Inc.               Sell        6.75%        12/20/08      2,325      (214,950)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch        Assured Guaranty Corp.
    International                                    Sell        5.00%        03/20/09      2,845         4,249
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch            CIT Group Inc.
    International                                    Sell        2.40%        09/20/08      2,110       (63,982)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch            CIT Group Inc.
    International                                    Sell        2.50%        09/20/08        935       (27,990)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch       Lehman Brothers Holdings
    International                 Inc.               Sell        0.90%        09/20/08      3,980       (19,905)
-----------------------------------------------------------------------------------------------------------------
        UBS AG           American International
                               Group, Inc.           Sell        2.20%        06/20/08      3,125         4,812
-----------------------------------------------------------------------------------------------------------------
        UBS AG           AMBAC Financial Group,
                                  Inc.               Sell        5.10%        12/20/08      2,325      (237,112)
-----------------------------------------------------------------------------------------------------------------
        UBS AG           AMBAC Financial Group,
                                  Inc.               Sell       11.00%        12/20/08      4,115      (279,405)
-----------------------------------------------------------------------------------------------------------------
        UBS AG              CDX North America
                            Investment Grade
                            Volatility Index         Sell        1.40%(b)     12/20/12     27,000       374,704
-----------------------------------------------------------------------------------------------------------------
        UBS AG                  MBIA Inc.            Sell        7.10%        12/20/08      4,280      (279,350)
-----------------------------------------------------------------------------------------------------------------
        UBS AG              Pulte Homes, Inc.        Sell        4.20%        12/20/08      4,615        44,628
-----------------------------------------------------------------------------------------------------------------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                   $94,735   $(3,036,554)
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Unamortized Premium at period end of $700,699.

(b)  Unamortized Premium at period end of $1,486,459.

AIM CORE BOND FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $300,812,758 and $235,505,059, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     3,018,657
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (17,921,371)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (14,902,714)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $576,803,320.

                                AIM DYNAMICS FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2008

                         [Invesco Aim Logo Appears Here]
invescoaim.com           I-DYN-QTR-1 04/08            Invesco Aim Advisors, Inc.

AIM DYNAMICS FUND


SCHEDULE OF INVESTMENTS (a)
April 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.61%

ADVERTISING-1.11%

Focus Media Holding Ltd. -ADR
  (China)(b)(c)                                      508,565   $    18,760,963
------------------------------------------------------------------------------

AEROSPACE & DEFENSE-2.64%

BE Aerospace, Inc. (c)                               483,145        19,499,732
------------------------------------------------------------------------------
Precision Castparts Corp.                            213,536        25,103,292
==============================================================================
                                                                    44,603,024
==============================================================================

APPAREL RETAIL-4.95%

Abercrombie & Fitch Co. -Class A                     341,649        25,387,937
------------------------------------------------------------------------------
Aeropostale, Inc. (b)(c)                             943,258        29,986,172
------------------------------------------------------------------------------
Guess?, Inc.                                         479,413        18,351,930
------------------------------------------------------------------------------
Urban Outfitters, Inc. (c)                           289,762         9,924,348
==============================================================================
                                                                    83,650,387
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-5.39%

Coach, Inc. (c)                                      577,856        20,554,338
------------------------------------------------------------------------------
Hanesbrands, Inc. (c)                              1,123,282        39,337,336
------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                              225,359        13,997,047
------------------------------------------------------------------------------
Under Armour, Inc. -Class A (b)(c)                   515,649        17,186,581
==============================================================================
                                                                    91,075,302
==============================================================================

APPLICATION SOFTWARE-5.32%

Amdocs Ltd. (c)                                      550,428        17,272,431
------------------------------------------------------------------------------
ANSYS, Inc. (b)(c)                                   517,910        20,835,519
------------------------------------------------------------------------------
Citrix Systems, Inc. (c)                             514,836        16,860,879
------------------------------------------------------------------------------
Nuance Communications, Inc. (b)(c)                   456,821         9,264,330
------------------------------------------------------------------------------
Solera Holdings Inc. (c)                             997,713        25,750,972
==============================================================================
                                                                    89,984,131
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.57%

Affiliated Managers Group, Inc. (c)                  176,134        17,497,152
------------------------------------------------------------------------------
Riskmetrics Group Inc. (c)                           515,699         9,102,087
==============================================================================
                                                                    26,599,239
==============================================================================

BIOTECHNOLOGY-1.64%

Genzyme Corp. (c)                                    235,000        16,532,250
------------------------------------------------------------------------------
United Therapeutics Corp. (b)(c)                     132,000        11,154,000
==============================================================================
                                                                    27,686,250
==============================================================================

CASINOS & GAMING-1.43%

International Game Technology                        469,364        16,305,705
------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                    74,957         7,895,971
==============================================================================
                                                                    24,201,676
==============================================================================

COAL & CONSUMABLE FUELS-1.00%

Alpha Natural Resources, Inc. (c)                    348,004        16,930,395
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.57%

Infinera Corp. (b)(c)                                694,022   $     8,786,319
------------------------------------------------------------------------------
Juniper Networks, Inc. (c)                           644,042        17,788,440
==============================================================================
                                                                    26,574,759
==============================================================================

COMPUTER & ELECTRONICS RETAIL-0.75%

GameStop Corp. -Class A (c)                          231,069        12,718,038
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.76%

Logitech International S.A.
   (Switzerland)(c)(d)                               425,227        12,861,761
==============================================================================

CONSTRUCTION & ENGINEERING-3.69%

Foster Wheeler Ltd. (c)                              343,647        21,886,878
------------------------------------------------------------------------------
Quanta Services, Inc. (c)                            620,572        16,469,981
------------------------------------------------------------------------------
Shaw Group Inc. (The) (c)                            485,234        23,980,264
==============================================================================
                                                                    62,337,123
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.80%

Bucyrus International, Inc. (b)                      164,434        20,707,174
------------------------------------------------------------------------------
Joy Global Inc.                                      131,318         9,750,361
==============================================================================
                                                                    30,457,535
==============================================================================

CONSUMER FINANCE-1.00%

SLM Corp. (c)                                        910,198        16,865,969
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-2.67%

Alliance Data Systems Corp. (c)                      551,235        31,646,401
------------------------------------------------------------------------------
Fidelity National Information Services,
   Inc.                                              373,100        13,453,986
==============================================================================
                                                                    45,100,387
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-3.37%

Corrections Corp. of America (c)                     995,238        25,378,569
------------------------------------------------------------------------------
Equifax Inc.                                         235,327         9,005,964
------------------------------------------------------------------------------
IHS Inc. -Class A (b)(c)                             341,261        22,540,289
==============================================================================
                                                                    56,924,822
==============================================================================

DRUG RETAIL-1.41%

Shoppers Drug Mart Corp. (Canada)                    449,300        23,757,143
==============================================================================

EDUCATION SERVICES-1.10%

Apollo Group Inc. -Class A (c)                       364,258        18,540,732
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.85%

General Cable Corp. (b)(c)                           468,000        31,356,000
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.43%

Amphenol Corp. -Class A                              522,000        24,105,960
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.96%

Intrepid Potash, Inc. (b)(c)                         140,228   $     6,659,428
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            51,954         9,556,938
==============================================================================
                                                                    16,216,366
==============================================================================

HEALTH CARE EQUIPMENT-1.98%

Gen-Probe Inc. (c)                                   271,396        15,295,879
------------------------------------------------------------------------------
Hologic, Inc. (b)(c)                                 309,971         9,048,053
------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                           228,107         9,046,724
==============================================================================
                                                                    33,390,656
==============================================================================

HEALTH CARE SERVICES-1.34%

Express Scripts, Inc. (c)                            194,000        13,583,880
------------------------------------------------------------------------------
Healthways, Inc. (c)                                 250,000         9,132,500
==============================================================================
                                                                    22,716,380
==============================================================================

HEALTH CARE SUPPLIES-0.67%

Inverness Medical Innovations, Inc. (b)(c)           304,997        11,284,889
==============================================================================

HOUSEWARES & SPECIALTIES-1.20%

Jarden Corp. (b)(c)                                  954,506        20,350,068
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.10%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $13,478,402)(c)(e)(f)                              962,743        18,532,803
==============================================================================

INDUSTRIAL MACHINERY-1.51%

Flowserve Corp.                                      205,974        25,559,314
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.13%

TD Ameritrade Holding Corp. (c)                    1,055,584        19,106,070
==============================================================================

IT CONSULTING & OTHER SERVICES-1.75%

Cognizant Technology Solutions Corp.
  -Class A (c)                                       277,267         8,941,861
------------------------------------------------------------------------------
Gartner, Inc. (c)                                    901,355        20,659,056
==============================================================================
                                                                    29,600,917
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-1.96%

AMAG Pharmaceuticals, Inc. (b)(c)                    210,519         8,637,595
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.             376,000        15,573,920
------------------------------------------------------------------------------
Waters Corp. (c)                                     144,653         8,890,373
==============================================================================
                                                                    33,101,888
==============================================================================

MANAGED HEALTH CARE-1.75%

Aveta, Inc. (Acquired 12/21/05-02/21/06;
   Cost $18,389,812)(c)(e)(f)                      1,340,000        10,720,000
------------------------------------------------------------------------------
Humana Inc. (c)                                      396,334        18,940,802
==============================================================================
                                                                    29,660,802
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-5.97%

Crown Holdings, Inc. (c)                           1,236,853   $    33,197,134
------------------------------------------------------------------------------
Owens-Illinois, Inc. (c)                             733,928        40,476,129
------------------------------------------------------------------------------
Pactiv Corp. (c)                                   1,141,854        27,164,707
==============================================================================
                                                                   100,837,970
==============================================================================

MORTGAGE REIT'S-1.02%

Annaly Capital Management Inc.                     1,025,181        17,182,034
-------------------------------------------------------------------------------

OIL & GAS DRILLING-2.45%

Hercules Offshore, Inc. (b)(c)                       461,642        12,168,883
------------------------------------------------------------------------------
Noble Corp.                                          520,000        29,265,600
==============================================================================
                                                                    41,434,483
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.27%

Cameron International Corp. (c)                      437,000        21,513,510
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.37%

Carrizo Oil & Gas, Inc. (c)                          273,000        17,332,770
------------------------------------------------------------------------------
Southwestern Energy Co.(c)                           539,126        22,810,421
==============================================================================
                                                                    40,143,191
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.00%

Williams Cos., Inc. (The)                            474,000        16,827,000
==============================================================================

PERSONAL PRODUCTS-1.03%

Estee Lauder Cos. Inc. (The) -Class A                380,841        17,370,158
==============================================================================

PHARMACEUTICALS-1.00%

Allergan, Inc.                                       300,000        16,911,000
==============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.21%

Meruelo Maddux Properties, Inc. (c)                1,422,180         3,583,894
==============================================================================

REGIONAL BANKS-0.55%

Signature Bank (c)                                   354,891         9,362,025
==============================================================================

RESTAURANTS-1.33%

Burger King Holdings Inc.                            804,775        22,453,222
==============================================================================

SEMICONDUCTORS-4.40%

Altera Corp.                                         797,378        16,968,204
------------------------------------------------------------------------------
Intersil Corp. -Class A                              621,188        16,598,144
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      898,704        18,899,745
------------------------------------------------------------------------------
ON Semiconductor Corp. (b)(c)                      2,938,441        21,950,154
==============================================================================
                                                                    74,416,247
==============================================================================

SOFT DRINKS-0.55%

Hansen Natural Corp. (b)(c)                          260,625         9,223,519
==============================================================================

SPECIALIZED FINANCE-3.55%

IntercontinentalExchange Inc. (c)                    130,412        20,233,422
------------------------------------------------------------------------------

KKR Financial Holdings LLC                         1,120,082        14,225,041
------------------------------------------------------------------------------
Moody's Corp. (b)                                    692,219        25,584,414
==============================================================================
                                                                    60,042,877
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SPECIALTY STORES-1.35%

Dick's Sporting Goods, Inc. (c)                      599,808   $    17,154,509
------------------------------------------------------------------------------
Ulta Salon Cosmetics & Fragrance, Inc.
   (b)(c)                                            404,164         5,718,920
==============================================================================
                                                                    22,873,429
==============================================================================

SYSTEMS SOFTWARE-1.11%

McAfee Inc. (c)                                      565,444        18,801,013
==============================================================================

TIRES & RUBBER-1.34%

Goodyear Tire & Rubber Co. (The) (c)                 845,092        22,631,564
==============================================================================

TRUCKING-2.70%

Con-way Inc.                                         367,291        16,987,209
------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc. (b)             254,661         8,650,834
------------------------------------------------------------------------------
Landstar System, Inc.                                384,147        19,960,278
==============================================================================
                                                                    45,598,321
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.61%

American Tower Corp. -Class A (c)                    208,443         9,050,595
------------------------------------------------------------------------------
Crown Castle International Corp. (c)                 442,994        17,210,317
------------------------------------------------------------------------------
SBA Communications Corp. -Class A (c)                553,578        17,902,712
==============================================================================
                                                                    44,163,624
==============================================================================
     Total Common Stocks & Other Equity
      Interests
      (Cost $1,535,639,031)                                      1,649,980,830
==============================================================================

MONEY MARKET FUNDS-1.53%

Liquid Assets Portfolio -Institutional
  Class(g)                                        12,965,127        12,965,127
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (g)        12,965,127        12,965,127
==============================================================================
     Total Money Market Funds
      (Cost $25,930,254)                                            25,930,254
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.14%
  (Cost $1,561,569,285)                                          1,675,911,084
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-9.80%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $165,623,880)(g)(h)                     165,623,880    $   165,623,880
------------------------------------------------------------------------------
TOTAL INVESTMENTS-108.94%                                        1,841,534,964
  (Cost $1,727,193,165)
==============================================================================
OTHER ASSETS LESS LIABILITIES-(8.94)%                             (151,123,262)
==============================================================================
NET ASSETS-100.00%                                             $ 1,690,411,702
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at April 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at April 30, 2008 represented 0.76% of the Fund's Net Assets. See Note 1A.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $29,252,803, which represented 1.73% of the Fund's Net Assets. See Note 1A.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $29,252,803, which represented 1.73% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM DYNAMICS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM DYNAMICS FUND

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $1,675,853,882 and $1,856,738,608, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   235,673,360
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (121,339,469)
========================================================================================
Net unrealized appreciation of investment securities                     $   114,333,891
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,727,201,073.

                           AIM GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2008

                         [Invesco Aim Logo Appears Here]
invescoaim.com                   GRE-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM GLOBAL REAL ESTATE FUND


SCHEDULE OF INVESTMENTS
April 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS-96.03%

AUSTRALIA-10.98%

CFS Retail Property Trust (a)(b)                   2,701,300   $     5,690,593
------------------------------------------------------------------------------
GPT Group (b)                                      3,701,300        11,690,103
------------------------------------------------------------------------------
Mirvac Group (a)(b)                                1,774,000         6,991,673
------------------------------------------------------------------------------
Stockland (a)(b)                                   2,371,900        16,106,648
------------------------------------------------------------------------------
Westfield Group (a)(b)                             1,512,000        25,891,898
==============================================================================
                                                                    66,370,915
==============================================================================

CANADA-3.59%

Boardwalk Real Estate Investment Trust               112,900         4,495,484
------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                  84,700         1,728,357
------------------------------------------------------------------------------
H&R Real Estate Investment Trust                     189,200         3,684,147
------------------------------------------------------------------------------
Primaris Retail Real Estate Investment
   Trust                                             197,400         3,418,470
------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                  404,000         8,404,339
==============================================================================
                                                                    21,730,797
==============================================================================

FINLAND-0.95%

Citycon Oyj (b)                                      633,514         3,672,168
------------------------------------------------------------------------------
Sponda Oyj (b)                                       164,740         2,047,140
==============================================================================
                                                                     5,719,308
==============================================================================

FRANCE-6.22%

Gecina SA (a)(b)                                      27,300         3,849,812
------------------------------------------------------------------------------
Klepierre (b)                                        103,400         6,256,069
------------------------------------------------------------------------------
Orco Property Group (a)(b)                            17,000         1,452,124
------------------------------------------------------------------------------
Unibail-Rodamco (b)                                  100,800        26,021,938
==============================================================================
                                                                    37,579,943
==============================================================================

HONG KONG-13.63%

China Overseas Land & Investment Ltd.              3,523,000         7,413,892
------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.
   -Wts., expiring 08/27/08 (c)                      232,750           125,438
------------------------------------------------------------------------------
China Resources Land Ltd. (b)                      2,539,900         5,250,738
------------------------------------------------------------------------------
Hang Lung Properties Ltd.                          3,287,000        13,370,533
------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (b)                    1,293,000         5,858,603
------------------------------------------------------------------------------
Kerry Properties Ltd. (b)                          1,416,400         9,624,069
------------------------------------------------------------------------------
Link REIT (The) (b)                                3,242,500         7,761,693
------------------------------------------------------------------------------
New World Development Co., Ltd.                    3,821,200         9,855,657
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (b)                   1,329,000        23,127,343
==============================================================================
                                                                    82,387,966
==============================================================================

ITALY-0.52%

Beni Stabili S.p.A. (b)                            1,988,700         2,229,058
------------------------------------------------------------------------------
Risanamento S.p.A. (a)(b)(d)                         331,200           895,449
==============================================================================
                                                                     3,124,507
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
JAPAN-12.37%

AEON Mall Co., Ltd. (a)(b)                            80,500   $     2,537,445
------------------------------------------------------------------------------
Japan Real Estate Investment Corp. (b)                   461         5,426,776
------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (a)(b)                    943,000        27,194,451
------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (b)                         878,000        21,937,151
------------------------------------------------------------------------------
Nippon Building Fund Inc. (b)                            634         8,349,274
------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc. (b)                 279         2,208,387
------------------------------------------------------------------------------
NTT Urban Development Corp. (a)(b)                     1,959         3,051,620
------------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (a)(b)                      299,000         2,587,795
------------------------------------------------------------------------------
TOKYU REIT, Inc. (b)                                     175         1,478,769
==============================================================================
                                                                    74,771,668
==============================================================================

LUXEMBOURG-0.28%

ProLogis European Properties                         103,100         1,674,040
==============================================================================

NETHERLANDS-1.25%

Corio N.V. (b)                                        64,600         6,028,804
------------------------------------------------------------------------------
Plaza Centers N.V.                                   403,500         1,514,225
==============================================================================
                                                                     7,543,029
==============================================================================

NEW ZEALAND-0.27%

Goodman Property Trust (a)                         1,537,000         1,609,768
==============================================================================

NORWAY-0.39%

Norwegian Property ASA (a)                           269,300         2,349,354
==============================================================================

SINGAPORE-2.77%

Ascendas Real Estate Investment Trust (b)          1,521,000         2,870,028
------------------------------------------------------------------------------
Capitaland Ltd. (b)                                1,578,000         7,952,821
------------------------------------------------------------------------------
CapitaMall Trust (b)                               2,316,000         5,921,831
==============================================================================
                                                                    16,744,680
==============================================================================

SWEDEN-0.88%

Fabege AB                                            297,400         2,793,946
------------------------------------------------------------------------------
Hufvudstaden AB (a)(b)                               256,200         2,541,095
==============================================================================
                                                                     5,335,041
==============================================================================

UNITED KINGDOM-7.55%

Big Yellow Group PLC (b)                             126,600           987,446
------------------------------------------------------------------------------
British Land Co. PLC (b)                             660,837        11,013,091
------------------------------------------------------------------------------
Capital & Regional PLC (b)                           241,300         2,072,817
------------------------------------------------------------------------------
Derwent London PLC (b)                               278,100         7,377,058
------------------------------------------------------------------------------
Land Securities Group PLC (a)(b)                     448,321        13,625,281
------------------------------------------------------------------------------
Quintain Estates & Development PLC (b)               233,500         1,874,923
------------------------------------------------------------------------------
Shaftesbury PLC (b)                                  359,100         3,817,139
------------------------------------------------------------------------------
Unite Group PLC (b)                                  662,400         3,813,939
------------------------------------------------------------------------------
Workspace Group PLC (b)                              231,800         1,045,638
==============================================================================
                                                                    45,627,332
==============================================================================


See accompanying notes which are an integral part of this schedule.

AIM GLOBAL REAL ESTATE FUND


SCHEDULE OF INVESTMENTS
April 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES-34.38%

Alexandria Real Estate Equities, Inc.                 68,200   $     7,163,046
------------------------------------------------------------------------------
AMB Property Corp.                                    50,400         2,910,600
------------------------------------------------------------------------------
Boston Properties, Inc.                               55,300         5,557,097
------------------------------------------------------------------------------
Brandywine Realty Trust                              111,900         1,952,655
------------------------------------------------------------------------------
BRE Properties, Inc. (a)                             106,900         5,125,855
------------------------------------------------------------------------------
Camden Property Trust (a)                            109,100         5,772,481
------------------------------------------------------------------------------
CBL & Associates Properties, Inc. (a)                153,100         3,749,419
------------------------------------------------------------------------------
Developers Diversified Realty Corp. (a)              199,700         8,577,115
------------------------------------------------------------------------------
Digital Realty Trust, Inc. (a)                       120,900         4,684,875
------------------------------------------------------------------------------
Douglas Emmett, Inc. (a)                             206,800         4,913,568
------------------------------------------------------------------------------
Equity Residential                                   285,000        11,833,200
------------------------------------------------------------------------------
Essex Property Trust, Inc. (a)                        67,800         8,068,200
------------------------------------------------------------------------------
Federal Realty Investment Trust                       98,200         8,067,130
------------------------------------------------------------------------------
General Growth Properties, Inc. (a)                  226,700         9,285,632
------------------------------------------------------------------------------
HCP, Inc. (a)                                        258,100         9,214,170
------------------------------------------------------------------------------
Health Care REIT, Inc. (a)                           141,000         6,831,450
------------------------------------------------------------------------------
Host Hotels & Resorts Inc. (a)                       489,646         8,421,911
------------------------------------------------------------------------------
Kimco Realty Corp. (a)                               200,900         8,017,919
------------------------------------------------------------------------------
Macerich Co. (The) (a)                                53,700         3,927,081
------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                37,800         1,474,956
------------------------------------------------------------------------------
Mid-America Apartment Communities,
   Inc. (a)                                           54,100         2,840,250
------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (a)               119,000         4,286,380
------------------------------------------------------------------------------
ProLogis                                             173,500        10,862,835
------------------------------------------------------------------------------
Public Storage (a)                                    97,900         8,879,530
------------------------------------------------------------------------------
Simon Property Group, Inc. (a)                       175,100        17,485,486
------------------------------------------------------------------------------
SL Green Realty Corp.                                130,200        12,082,560
------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.             67,800         3,539,838
------------------------------------------------------------------------------
Ventas, Inc.                                         176,000         8,546,560
------------------------------------------------------------------------------
Vornado Realty Trust                                  98,200         9,141,438
------------------------------------------------------------------------------
Washington Real Estate Investment Trust              127,300         4,522,969
==============================================================================
                                                                   207,736,206
==============================================================================
   Total Real Estate Investment Trusts,
      Common Stocks & Other Equity
      Interests
      (Cost $557,292,175)                                           580,304,554
==============================================================================

MONEY MARKET FUNDS-2.86%

Liquid Assets Portfolio -Institutional
   Class(e)                                        8,663,333         8,663,333

Premier Portfolio -Institutional Class(e)          8,663,333         8,663,333
==============================================================================
   Total Money Market Funds
      (Cost $17,326,666)                                            17,326,666
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.89% (Cost
   $574,618,841)                                                   597,631,220
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN MONEY MARKET
   FUNDS-18.04%

Liquid Assets Portfolio -Institutional
   Class
   (Cost $109,001,477)(e)(f)                     109,001,477   $   109,001,477
==============================================================================
TOTAL INVESTMENTS-116.93%                                          706,632,697
   (Cost $683,620,318)
==============================================================================
OTHER ASSETS LESS LIABILITIES-(16.93)%                            (102,328,108)
==============================================================================
NET ASSETS-100.00%                                             $   604,304,589
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust
Wts. -- Warrants


Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2008.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $310,130,698, which represented 51.32% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security acquired through a corporate action.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


See accompanying notes which are an integral part of this schedule.

AIM GLOBAL REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GLOBAL REAL ESTATE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the Fund will be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM GLOBAL REAL ESTATE FUND


F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $218,812,608 and $268,465,288, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    46,248,861
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (39,189,147)
========================================================================================
Net unrealized appreciation of investment securities                     $     7,059,714
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $699,572,983.

                               AIM HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2008

  [INVESCO AIM LOGO]
   - SERVICE MARK -

invescoaim.com                   HYI-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (a)
April 30, 2008
(Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-92.79%

ADVERTISING-0.23%

Lamar Media Corp.-Series C, Sr. Unsec. Sub.
  Global Notes, 6.63%, 08/15/15 (b)                   $  1,870,000  $  1,771,825
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE-1.55%

Bombardier Inc. (Canada), Sr. Unsec. Unsub.
  Notes, 6.30%, 05/01/14 (b)(c)(d)                       2,820,000     2,841,150
--------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Gtd. Notes,
  6.63%, 02/01/16 (b)                                    2,815,000     2,786,850
--------------------------------------------------------------------------------
Esterline Technologies Corp., Sr. Unsec. Gtd.
  Global Notes, 6.63%, 03/01/17 (b)                      3,715,000     3,798,587
--------------------------------------------------------------------------------
L-3 Communications Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 6.38%, 10/15/15 (b)                 2,485,000     2,478,788
================================================================================
                                                                      11,905,375
================================================================================

AIRLINES-1.48%

Continental Airlines Inc.,
  Series 2000-1, Class C-1, Jr.
  Pass Through Ctfs., 8.50%, 05/01/11 (b)                1,833,626     1,778,617
--------------------------------------------------------------------------------
  Unsec. Unsub. Notes, 8.75%, 12/01/11 (b)(c)            2,810,000     2,248,000
--------------------------------------------------------------------------------
Delta Air Lines Inc.,
  Series 2002-1, Class C,
  Pass Through Ctfs., 7.78%, 01/02/12 (b)(c)             4,332,149     3,985,577
--------------------------------------------------------------------------------
  Series 2007-1, Class C, Sec. Global Pass
  Through Ctfs., 8.95%, 08/10/14 (b)                     1,835,543     1,668,049
--------------------------------------------------------------------------------
United Air Lines, Inc.-Series 2007-1, Class B,
  Gtd. Global Pass Through Ctfs., 7.34%,
  07/02/19(b)(d)                                         2,092,399     1,736,691
================================================================================
                                                                      11,416,934
================================================================================

ALTERNATIVE CARRIERS-0.60%

Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 9.25%, 11/01/14 (b)                      4,985,000     4,586,200
================================================================================

ALUMINUM-1.93%

Aleris International Inc., Sr. Unsec. Gtd. PIK
  Global Notes, 9.00%, 12/15/14 (b)                      5,560,000     4,086,600
--------------------------------------------------------------------------------
Century Aluminum Co., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%, 08/15/14 (b)                      3,575,000     3,583,938
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
ALUMINUM-(CONTINUED)

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15 (b)                          $  7,800,000  $  7,137,000
================================================================================
                                                                      14,807,538
================================================================================

APPAREL RETAIL-0.88%

Collective Brands, Inc., Sr. Unsec. Gtd. Global
  Notes, 8.25%, 08/01/13 (b)(c)                          7,460,000     6,769,950
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.50%

American Achievement Corp., Sr. Unsec. Gtd.
  Global Notes, 8.25%, 04/01/12 (b)                      2,795,000     2,466,587
--------------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10 (b)(c)                  4,281,000     2,996,700
--------------------------------------------------------------------------------
Hanesbrands, Inc.-Series B, Sr. Unsec. Gtd.
  Floating Rate Global Notes, 8.20%,
  12/15/14 (b)(c)(e)                                     4,220,000     3,998,450
--------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Global Notes,
  8.88%, 04/01/16 (b)(c)                                 6,105,000     6,257,625
--------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  09/15/13 (b)                                           3,705,000     3,538,275
================================================================================
                                                                      19,257,637
================================================================================

AUTO PARTS & EQUIPMENT-2.27%

ArvinMeritor, Inc., Sr. Unsec. Notes, 8.75%,
  03/01/12 (b)                                           1,875,000     1,828,125
--------------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec. Gtd.
  Global Notes, 7.00%, 12/15/12 (b)                      3,735,000     3,445,537
--------------------------------------------------------------------------------
Lear Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 8.50%, 12/01/13 (b)                             3,860,000     3,705,600
--------------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global Notes,
  8.63%, 11/15/14 (b)(c)                                 2,815,000     2,885,375
--------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10 (b)(c)                                 4,205,000     3,700,400
--------------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 03/10/14 (b)                  2,775,000     1,893,938
================================================================================
                                                                      17,458,975
================================================================================

AUTOMOBILE MANUFACTURERS-1.87%

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%,
  07/16/31 (b)                                           7,900,000     5,925,000
--------------------------------------------------------------------------------
General Motors Corp., Sr. Unsec. Global Notes,
  7.20%, 01/15/11 (b)(c)                                 4,690,000     4,197,550
--------------------------------------------------------------------------------

See Accompanying Notes which are an Integral Part of this Schedule.

AIM HIGH YIELD FUND

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS-(CONTINUED)

  Sr. Unsec. Notes, 8.38%, 07/15/33 (b)(c)            $  5,640,000  $  4,286,400
================================================================================
                                                                      14,408,950
================================================================================

BROADCASTING & CABLE TV-4.01%

Charter Communications Holdings II LLC/ Charter
  Communications Holdings II Capital Corp., Sr.
  Unsec. Gtd. Notes, 10.25%, 09/15/10 (b)(c)             6,715,000     6,496,762
--------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Sec. Second
  Lien Notes, 10.88%, 09/15/14 (b)(d)                      715,000       761,475
--------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11 (b)(c)                                 3,755,000     3,811,325
--------------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 6.63%, 10/01/14 (b)                             3,740,000     3,679,225
--------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14 (b)      3,720,000     3,733,950
--------------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Unsec. Gtd.
  Unsub. Notes, 8.75%, 09/01/12 (b)(d)                   8,315,000     8,585,237
--------------------------------------------------------------------------------
Virgin Media Finance PLC, Sr. Unsec. Gtd. Global
  Notes, 8.75%, 04/15/14 (b)                             2,902,000     2,811,313
--------------------------------------------------------------------------------
Virgin Media Inc., Sr. Unsec. Conv. Notes,
  6.50%, 11/15/16 (b)(d)                                   940,000       946,627
================================================================================
                                                                      30,825,914
================================================================================

BUILDING PRODUCTS-1.11%

Associated Materials Inc., Sr. Unsec. Disc.
  Global Notes, 11.25%, 03/01/14 (b)(c)(f)              10,430,000     7,496,563
--------------------------------------------------------------------------------
Building Materials Corp. of America, Sec. Gtd.
  Global Second Lien Notes, 7.75%, 08/01/14 (b)          1,435,000     1,069,075
================================================================================
                                                                       8,565,638
================================================================================

CASINOS & GAMING-2.20%

Great Canadian Gaming Corp. (Canada), Sr. Unsec.
  Gtd. Notes, 7.25%, 02/15/15 (b)(d)                     2,790,000     2,706,300
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14 (b)(c)              3,695,000     2,877,481
--------------------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15 (b)                                    4,630,000     4,091,763
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes, 7.50%, 06/01/16 (b)      1,800,000     1,626,750
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
CASINOS & GAMING-(CONTINUED)

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 8.75%, 10/01/13 (b)(c)                  $  4,645,000  $  4,726,287
--------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp., Sr. First
  Mortgage Notes, 6.63%, 12/01/14 (b)(d)                   940,000       917,863
================================================================================
                                                                      16,946,444
================================================================================

COAL & CONSUMABLE FUELS-0.62%
Massey Energy Co., Sr. Unsec. Gtd. Global Notes,
  6.88%, 12/15/13 (b)                                    3,690,000     3,699,225
--------------------------------------------------------------------------------
Peabody Energy Corp., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/01/16 (b)                             1,035,000     1,086,750
================================================================================
                                                                       4,785,975
================================================================================

COMMERCIAL PRINTING-0.09%

Quebecor World Inc. (Canada), Sr. Notes, 9.75%,
  01/15/15 (b)(c)(d)(g)                                  1,395,000       688,781
================================================================================

COMMODITY CHEMICALS-0.52%

Koppers Holdings Inc., Sr. Unsec. Disc. Global
  Notes, 9.88%, 11/15/14 (b)(f)                          4,595,000     4,009,138
================================================================================

COMMUNICATIONS EQUIPMENT-0.29%

MasTec, Inc., Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17 (b)                                    1,460,000     1,284,800
--------------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12 (b)              955,000       945,450
================================================================================
                                                                       2,230,250
================================================================================

CONSTRUCTION & ENGINEERING-0.47%

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd.
  Global Notes, 7.75%, 12/15/13 (b)                      3,890,000     3,637,150
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.62%

Esco Corp., Sr. Unsec. Gtd. Notes, 8.63%,
  12/15/13 (b)(d)                                          945,000       945,000
--------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14 (b)(c)                                 7,280,000     7,443,800
--------------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.00%, 01/15/12 (b)                      4,085,000     4,105,425
================================================================================
                                                                      12,494,225
================================================================================

CONSTRUCTION MATERIALS-0.97%

Texas Industries, Inc., Sr. Unsec. Global Notes,
  7.25%, 07/15/13 (b)                                      930,000       923,025
--------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Sub. Global
  Notes, 8.38%, 04/01/14 (b)(c)                          7,900,000     6,566,875
================================================================================
                                                                       7,489,900
================================================================================

See Accompanying Notes which are an Integral Part of this Schedule.

AIM HIGH YIELD FUND

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS-0.36%

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec.
  Gtd. Global Notes, 7.88%, 10/15/14 (b)              $  2,805,000  $  2,790,975
================================================================================

CONSUMER FINANCE-3.37%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes,
  7.00%, 10/01/13 (b)                                    6,265,000     5,484,945
--------------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.88%, 08/10/11 (b)                  1,865,000     1,814,496
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.63%, 11/01/10 (b)           4,455,000     4,289,853
--------------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Sr. Unsec. Global Notes,
  8.00%, 11/01/31 (b)(c)                                 8,365,000     6,378,312
--------------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.75%, 12/01/14 (b)                  6,770,000     5,251,286
--------------------------------------------------------------------------------
KAR Holdings Inc., Sr. Unsec. Gtd. Global Notes,
  8.75%, 05/01/14 (b)                                    2,800,000     2,709,000
================================================================================
                                                                      25,927,892
================================================================================

DISTILLERS & VINTNERS-0.80%

Constellation Brands Inc., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 05/15/17 (b)                      6,065,000     6,148,394
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-0.34%
Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14 (b)                             2,635,000     2,635,000
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.04%
Aramark Corp., Sr. Unsec. Gtd. Floating Rate
  Global Notes, 6.74%, 02/01/15 (b)(e)                   1,425,000     1,382,250
--------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global Notes,
  8.25%, 07/15/13 (b)                                    6,045,000     6,271,687
--------------------------------------------------------------------------------
Mobile Services Group Inc./Mobile Storage Group
  Inc., Sr. Unsec. Gtd. Global Notes, 9.75%,
  08/01/14 (b)                                             935,000       904,613
--------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/01/14 (b)                                    5,585,000     5,438,394
--------------------------------------------------------------------------------
  11.88%, 09/01/16 (b)(c)                                1,860,000     1,708,875
================================================================================
                                                                      15,705,819
================================================================================

DIVERSIFIED METALS & MINING-0.92%

FMG Finance Pty. Ltd. (Australia), Sr. Sec.
  Notes, 10.63%, 09/01/16 (b)(d)                         2,570,000     2,981,200
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec.
  Notes, 8.25%, 04/01/15 (b)                             3,760,000     4,094,452
================================================================================
                                                                       7,075,652
================================================================================

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-2.28%

Edison Mission Energy, Sr. Unsec. Global Notes,
  7.00%, 05/15/17 (b)(c)                              $  4,645,000  $  4,703,063
--------------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.75%, 06/15/16 (b)                  2,825,000     2,980,375
--------------------------------------------------------------------------------
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%,
  07/05/26  (b)                                          2,145,110     2,053,943
--------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
  Corp.-Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14 (b)                                           2,561,325     2,604,632
--------------------------------------------------------------------------------
Mirant North America, LLC, Sr. Unsec. Gtd.
  Global Notes, 7.38%, 12/31/13 (b)(c)                   1,390,000     1,449,075
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec. Notes,
  7.00%, 06/30/21 (b)(d)                                 4,031,753     3,759,609
================================================================================
                                                                      17,550,697
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.37%

Baldor Electric Co., Sr. Unsec. Gtd. Notes,
  8.63%, 02/15/17 (b)(c)                                 2,800,000     2,870,000
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.57%

Sanmina-SCI Corp., Sr. Unsec. Gtd. Global Notes,
  6.75%, 03/01/13 (b)                                    4,805,000     4,360,538
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.31%

Mosaic Co. (The), Sr. Unsec. Unsub. Notes,
  7.63%, 12/01/14 (b)(d)                                 2,190,000     2,381,625
================================================================================

FOREST PRODUCTS-0.25%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13 (b)           2,785,000     1,893,800
================================================================================

GENERAL MERCHANDISE STORES-0.53%

Pantry, Inc. (The), Sr. Gtd. Sub. Global Notes,
  7.75%, 02/15/14 (b)                                    5,465,000     4,071,425
================================================================================

HEALTH CARE EQUIPMENT-0.59%

ReAble Therapeutics Finance LLC/ReAble
  Therapeutics Finance Corp., Sr. Unsec. Notes,
  10.88%, 11/15/14 (b)(d)                                2,600,000     2,613,000
--------------------------------------------------------------------------------
Viant Holdings Inc., Sr. Unsec. Gtd. Notes,
  10.13%, 07/15/17 (Acquired 06/25/07-04/11/08;
  Cost $2,130,860) (b)(d)(h)                             2,236,000     1,911,780
================================================================================
                                                                       4,524,780
================================================================================

HEALTH CARE FACILITIES-3.18%

Community Health Systems Inc., Sr. Unsec. Gtd.
  Global Notes, 8.88%, 07/15/15 (b)(c)                   1,870,000     1,958,825
--------------------------------------------------------------------------------

See Accompanying Notes which are an Integral Part of this Schedule.

AIM HIGH YIELD FUND

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
HEALTH CARE FACILITIES--(CONTINUED)

HCA, Inc.,
   Sr. Sec. Gtd. Global Notes,
   9.13%, 11/15/14 (b)                             $  1,355,000   $  1,443,075
------------------------------------------------------------------------------
   9.25%, 11/15/16 (b)                                7,400,000      7,982,750
------------------------------------------------------------------------------
   Sr. Sec. Gtd. PIK Global Notes,
   9.63%, 11/15/16 (b)                                3,000,000      3,232,500
------------------------------------------------------------------------------
   Sr. Unsec. Bonds,
   7.50%, 11/06/33 (b)                                1,815,000      1,442,925
------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15 (b)                                  935,000        827,475
------------------------------------------------------------------------------
Healthsouth Corp., Sr. Unsec. Gtd.
   Global Notes, 10.75%, 06/15/16 (b)(c)              3,800,000      4,108,750
------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec.
   Notes, 6.38%, 12/01/11 (b)                         3,650,000      3,440,125
==============================================================================
                                                                    24,436,425
==============================================================================

HEALTH CARE SERVICES--1.99%

FMC Finance III SA, Sr. Unsec. Gtd.
   Global Notes, 6.88%, 07/15/17 (b)                  3,475,000      3,542,519
------------------------------------------------------------------------------
Omnicare Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   6.75%, 12/15/13 (b)                                1,380,000      1,290,300
------------------------------------------------------------------------------
   6.88%, 12/15/15 (b)                                1,875,000      1,715,625
------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15 (b)                    930,000        795,150
------------------------------------------------------------------------------
Universal Hospital Services Inc., Sr.
   Sec. PIK Global Notes, 8.50%,
   06/01/15 (b)                                       2,810,000      2,883,763
------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12 (b)                  4,975,000      5,074,500
==============================================================================
                                                                    15,301,857
==============================================================================

HEALTH CARE SUPPLIES--0.66%

Bausch & Lomb Inc., Sr. Unsec. Notes,
   9.88%, 11/01/15 (b)(d)                             4,730,000      5,072,925
------------------------------------------------------------------------------

HOMEBUILDING--0.30%

TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10 (b)(c)(g)                            935,000        570,350
------------------------------------------------------------------------------
   9.00%, 07/01/10 (b)(g)                             2,875,000      1,753,750
==============================================================================
                                                                     2,324,100
==============================================================================

HOMEFURNISHING RETAIL--0.59%

Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Global Notes, 7.50%,
   05/01/10 (b)(c)                                    4,575,000      4,529,250
------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--0.37%

NCL Corp. Ltd., Sr. Unsec. Unsub.
   Global Notes, 10.63%, 07/15/14 (b)                 2,850,000      2,850,000
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--0.52%

Yankee Acquisition Corp.-Series B, Sr.
   Gtd. Sub. Global Notes, 8.50%,
   02/15/15 (b)(c)                                 $  4,645,000   $  3,959,863
------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--2.95%

AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19( b)                         3,929,616      3,968,912
------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec.
   Global Notes, 7.75%, 06/01/19 (b)(c)               2,815,000      2,822,038
------------------------------------------------------------------------------
Energy Future Holdings Corp.,
   Series P,
   Sr. Unsec. Global Notes,
   5.55%, 11/15/14 (b)                                   51,000         41,820
------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   10.88%, 11/01/17 (b)(d)                            3,290,000      3,520,300
------------------------------------------------------------------------------
Mirant Americas Generation LLC,
   Sr. Unsec. Notes, 8.50%,
   10/01/21 (b)                                       3,220,000      3,179,750
------------------------------------------------------------------------------
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.38%, 02/01/16 (b)(c)                             2,881,000      2,989,037
------------------------------------------------------------------------------
   7.38%, 01/15/17 (b)(c)                             3,545,000      3,677,937
------------------------------------------------------------------------------
Texas Competitive Electric
   Holdings Co. LLC-Series A, Sr.
   Unsec. Gtd. Notes, 10.25%,
   11/01/15 (b)(d)                                    2,350,000      2,455,750
==============================================================================
                                                                    22,655,544
==============================================================================

INDUSTRIAL CONGLOMERATES--0.18%

Indalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes, 11.50%,
   02/01/14 (b)                                       1,860,000      1,404,300
------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--1.03%

Columbus McKinnon Corp., Sr. Gtd. Sub.
   Global Notes, 8.88%, 11/01/13 (b)                  2,130,000      2,236,500
------------------------------------------------------------------------------
SPX Corp., Sr. Notes, 7.63%,
   12/15/14 (b)(d)                                    1,410,000      1,480,500
------------------------------------------------------------------------------
Stewart & Stevenson LLC, Sr. Unsec.
   Gtd. Global Notes, 10.00%,
   07/15/14 (b)                                       4,285,000      4,242,150
==============================================================================
                                                                     7,959,150
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--4.46%

Citizens Communications Co.,
   Sr. Unsec. Global Notes,
   7.88%, 01/15/27 (b)                                4,640,000      4,141,200
------------------------------------------------------------------------------
   9.00%, 08/15/31 (b)                                4,975,000      4,626,750
------------------------------------------------------------------------------
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 9.75%, 05/01/13 (b)(c)               6,010,000      2,696,988
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
   SERVICES--(CONTINUED)

Intelsat Intermediate Holding Co. Ltd.
   (placeBermuda), Unsec. Gtd. Disc.
   Global Notes, 9.25%, 02/01/15 (b)(f)            $ 10,310,000   $  8,905,262
------------------------------------------------------------------------------
Qwest Communications International
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.25%, 02/15/11 (b)                                9,067,000      8,998,997
------------------------------------------------------------------------------
Windstream Corp.,
   Sr. Unsec. Gtd. Global Notes,
   8.13%, 08/01/13 (b)                                1,860,000      1,943,700
------------------------------------------------------------------------------
   8.63%, 08/01/16 (b)                                2,820,000      2,978,625
==============================================================================
                                                                    34,291,522
==============================================================================

INVESTMENT BANKING & BROKERAGE--0.79%

E*Trade Financial Corp.,
   Sr. Unsec. Global Notes,
   8.00%, 06/15/11 (b)(c)                             2,790,000      2,497,050
------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 12/01/15 (b)(c)                             4,435,000      3,614,525
==============================================================================
                                                                     6,111,575
==============================================================================

METAL & GLASS CONTAINERS--0.13%

Greif Inc., Sr. Unsec. Global Notes,
   6.75%, 02/01/17 (b)                                  965,000        972,238
------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT--1.27%

AMC Entertainment Inc., Sr. Unsec.
   Sub. Global Notes, 8.00%,
   03/01/14 (b)                                       2,800,000      2,513,000
------------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14 (b)(c)(f)                   3,755,000      3,576,638
------------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec.
   Global Notes, 12.00%, 08/15/14 (b)(c)              4,685,000      3,677,725
==============================================================================
                                                                     9,767,363
==============================================================================

MULTI-SECTOR HOLDINGS--0.51%

Leucadia National Corp., Sr. Unsec.
   Notes, 8.13%, 09/15/15 (b)                         1,115,000      1,128,001
------------------------------------------------------------------------------
Stena AB (Sweden), Sr. Unsec.
   Global Notes, 7.50%, 11/01/13 (b)                  2,790,000      2,814,412
==============================================================================
                                                                     3,942,413
==============================================================================

OFFICE SERVICES & SUPPLIES--0.08%

ACCO Brands Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.63%,
   08/15/15 (b)                                         690,000        631,350
------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--2.50%

Allis-Chalmers Energy Inc., Sr. Unsec.
   Gtd. Global Notes, 9.00%,
   01/15/14 (b)                                       3,745,000      3,632,650
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)

Basic Energy Services Inc., Sr. Unsec.
   Gtd. Global Notes, 7.13%,
   04/15/16 (b)                                    $  3,285,000   $  3,235,725
------------------------------------------------------------------------------
Bristow Group Inc., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 09/15/17 (b)                  1,385,000      1,436,938
------------------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Notes,
   7.75%, 02/15/15 (b)(d)                             3,850,000      3,744,125
------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada),
   Sr. Unsec. Gtd. Global Notes,
   7.38%, 05/01/14 (b)                                3,235,000      3,275,437
------------------------------------------------------------------------------
Compagnie Generale de
   Geophysique-Veritas (France), Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   05/15/17 (b)                                       3,760,000      3,919,800
==============================================================================
                                                                    19,244,675
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.89%

Chaparral Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15 (b)(c)                             2,244,000      2,058,870
------------------------------------------------------------------------------
   8.88%, 02/01/17 (b)                                4,845,000      4,481,625
------------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 05/01/17 (b)                         4,655,000      4,748,100
------------------------------------------------------------------------------
Clayton Williams Energy, Inc., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   08/01/13 (b)                                       4,170,000      3,940,650
------------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 04/01/15 (b)                  6,365,000      5,696,675
------------------------------------------------------------------------------
Forest Oil Corp., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/19 (b)                  3,655,000      3,810,337
------------------------------------------------------------------------------
Mariner Energy Inc., Sr. Unsec. Gtd.
   Notes, 8.00%, 05/15/17 (b)                           935,000        924,481
------------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr.
   Unsec. Notes, 6.65%, 03/15/17 (b)                  3,875,000      3,832,840
------------------------------------------------------------------------------
Plains Exploration & Production Co.,
   Sr. Unsec. Gtd. Notes, 7.75%,
   06/15/15 (b)(c)                                    1,875,000      1,935,938
------------------------------------------------------------------------------
Range Resources Corp., Sr. Unsec. Gtd.
   Sub. Notes, 7.50%, 05/15/16 (b)                    1,998,000      2,060,438
------------------------------------------------------------------------------
Southwestern Energy Co., Sr. Unsec.
   Unsub. Notes, 7.50%, 02/01/18 (b)(d)               3,755,000      3,975,606
------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes,
   7.63%, 07/15/11 (b)                                3,025,000      3,085,500
------------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec.
   Gtd. Global Notes, 7.00%,
   02/01/14 (b)(c)                                    4,695,000      4,730,212
==============================================================================
                                                                    45,281,272
==============================================================================

OIL & GAS REFINING & MARKETING--0.25%

United Refining Co.-Series 2, Sr.
   Unsec. Gtd. Global Notes, 10.50%,
   08/15/12 (b)                                       1,970,000      1,930,600
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION--2.06%

Copano Energy LLC, Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16 (b)               $  6,295,000   $  6,594,012
------------------------------------------------------------------------------
El Paso Corp., Sr. Unsec. Global
   Notes, 6.88%, 06/15/14 (b)                         5,170,000      5,357,413
------------------------------------------------------------------------------
MarkWest Energy Partners L.P./
   MarkWest Energy Finance Corp., Sr.
   Notes, 8.75%, 04/15/18 (b)(d)                      2,850,000      2,964,000
------------------------------------------------------------------------------
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Global Notes, 7.25%, 02/01/17 (b)                    930,000        957,249
==============================================================================
                                                                    15,872,674
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.95%

NSG Holdings LLC/NSG Holdings Inc.,
   Sr. Sec. Notes, 7.75%,
   12/15/25 (b)(d)                                      935,000        911,625
------------------------------------------------------------------------------
Residential Capital LLC,
   Sr. Unsec. Gtd. Floating Rate Notes,
   3.49%, 06/09/08 (b)(c)(e)                          2,695,000      2,516,456
------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/22/11 (b)                                3,810,000      1,962,150
------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 10/01/14 (b)                                1,850,000      1,877,750
==============================================================================
                                                                     7,267,981
==============================================================================

PACKAGED FOODS & MEATS--0.12%

Dole Foods Co. Inc., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/10 (b)                  1,030,000        932,150
------------------------------------------------------------------------------

PAPER PACKAGING--1.33%

Caraustar Industries, Inc., Sr. Unsec.
   Notes, 7.38%, 06/01/09 (b)(c)                     10,510,000      7,173,075
------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec.
   Global Notes, 7.50%, 06/01/13 (b)                  3,555,000      3,092,850
==============================================================================
                                                                    10,265,925
==============================================================================

PAPER PRODUCTS--4.12%

Abitibi-Consolidated Co. of Canada (Canada),
   Sr. Sec. Gtd. Notes,
   13.75%, 04/01/11 (b)(d)                            1,430,000      1,522,950
------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   15.50%, 07/15/10 (b)(c)(d)                         2,400,000      1,704,000
------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10 (b)                  2,975,000      2,856,000
------------------------------------------------------------------------------
Domtar Corp.,
   Sr. Unsec. Gtd. Notes,
   5.38%, 12/01/13 (b)                                4,045,000      3,691,062
------------------------------------------------------------------------------
   7.13%, 08/15/15 (b)                                2,000,000      1,932,500
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
------------------------------------------------------------------------------
PAPER PRODUCTS--(CONTINUED)

Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14 (b)              $  2,335,000   $  2,212,413
------------------------------------------------------------------------------
Georgia-Pacific LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.00%, 01/15/15 (b)(d)                             1,860,000      1,860,000
------------------------------------------------------------------------------
   7.13%, 01/15/17 (b)(c)(d)                          1,340,000      1,343,350
------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13 (b)                  8,935,000      7,940,981
------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14 (b)                  3,015,000      2,728,575
------------------------------------------------------------------------------
Rock-Tenn Co., Sr. Unsec. Gtd. Notes,
   9.25%, 03/15/16 (b)(d)                             3,735,000      3,926,419
==============================================================================
                                                                    31,718,250
==============================================================================

PERSONAL PRODUCTS--0.58%

NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15 (b)                  4,650,000      4,487,250
------------------------------------------------------------------------------

PHARMACEUTICALS--1.34%

Elan Finance PLC/Elan Finance Corp. (Ireland),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11 (b)                                2,795,000      2,742,594
------------------------------------------------------------------------------
   8.88%, 12/01/13 (b)                                2,820,000      2,809,425
------------------------------------------------------------------------------
Valeant Pharmaceuticals International,
   Sr. Unsec. Global Notes, 7.00%,
   12/15/11 (b)                                       4,945,000      4,784,287
==============================================================================
                                                                    10,336,306
==============================================================================

PROPERTY & CASUALTY INSURANCE--0.47%

Crum & Forster Holdings Corp., Sr.
   Unsec. Global Notes, 7.75%,
   05/01/17 (b)                                       3,745,000      3,576,475
------------------------------------------------------------------------------
PUBLISHING--1.99%

Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%, 11/15/13 (b)(f)               7,455,000      5,628,525
------------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14 (b)(d)                              465,000        478,950
------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance
   Co., Sr. Unsec. Gtd. Sub. Disc.
   Global Notes, 12.50%, 08/01/16 (b)(f)              5,570,000      4,038,250
------------------------------------------------------------------------------
Reader's Digest Association Inc.
   (The), Sr. Unsec. Sub. Notes,
   9.00%, 02/15/17 (b)(d)                             3,710,000      2,661,925
------------------------------------------------------------------------------
Valassis Communications, Inc., Sr.
   Unsec. Gtd. Global Notes, 8.25%,
   03/01/15 (b)(c)                                    2,805,000      2,496,450
==============================================================================
                                                                    15,304,100
==============================================================================

SEMICONDUCTOR EQUIPMENT--0.36%

Amkor Technology Inc., Sr. Unsec.
   Global Notes, 7.13%, 03/15/11(b)(c)                2,775,000      2,729,906
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                                    PRINCIPAL
                                                                      AMOUNT         VALUE
----------------------------------------------------------------------------------------------
SEMICONDUCTORS-4.42%

Avago Technologies Finance Pte. (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13 (b)                                             $  6,715,000   $  7,201,837
----------------------------------------------------------------------------------------------
  11.88%, 12/01/15 (b)                                                1,880,000      2,025,700
----------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14 (b)                                                 5,770,000      5,120,875
----------------------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16 (b) (c)                                            7,480,000      6,021,400
----------------------------------------------------------------------------------------------
MagnaChip Semiconductor
  S.A./MagnaChip
  Semiconductor Finance Co.
  (South Korea), Sr. Gtd.
  Global Notes, 6.88%,
  12/15/11 (b) (c)                                                    5,465,000      4,153,400
----------------------------------------------------------------------------------------------
Spansion Inc., Sr. Sec.
  Floating Rate Notes,
  6.20%, 06/01/13 (b) (d) (e)                                         6,390,000      4,776,525
----------------------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec.
  Global Notes, 10.50%,
  01/15/11 (b)                                                        4,833,000      4,675,928
==============================================================================================
                                                                                    33,975,665
==============================================================================================

SPECIALTY CHEMICALS-1.77%

JohnsonDiversey Holdings
  Inc.-Series B, Sr. Unsec.
  Global Notes, 10.67%,
  05/15/13 (b)                                                        3,604,000      3,613,010
----------------------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec.
  Gtd. Global Notes, 7.13%,
  12/15/16 (b)                                                        2,330,000      2,306,700
----------------------------------------------------------------------------------------------
PolyOne Corp.,
  Sr. Notes,
  8.88%, 05/01/12 (b) (d)                                             2,600,000      2,671,500
----------------------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.88%, 05/01/12 (b) (c)                                             1,750,000      1,798,125
----------------------------------------------------------------------------------------------
Polypore Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  8.75%, 05/15/12 (b)                                                 3,205,000      3,188,975
==============================================================================================
                                                                                    13,578,310
==============================================================================================

SPECIALTY STORES-0.95%

Michaels Stores, Inc., Sr.
  Unsec. Gtd. Global Notes,
  10.00%, 11/01/14 (b) (c)                                            7,430,000      7,281,400
----------------------------------------------------------------------------------------------

STEEL-0.88%

Metals USA, Inc., Sr. Sec.
  Gtd. Global Notes, 11.13%,
  12/01/15 (b)                                                        2,820,000      2,918,700
----------------------------------------------------------------------------------------------
Steel Dynamics Inc., Sr.
  Notes, 7.75%,
  04/15/16 (b) (d)                                                    3,755,000      3,839,488
==============================================================================================
                                                                                     6,758,188
==============================================================================================

TIRES & RUBBER-1.91%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Notes,
  8.00%, 12/15/19 (b)                                                 5,580,000      5,370,750
----------------------------------------------------------------------------------------------
  Unsec. Notes,
  7.63%, 03/15/27 (b)                                                 3,715,000      3,190,256
----------------------------------------------------------------------------------------------

                                                                    PRINCIPAL
                                                                      AMOUNT         VALUE
----------------------------------------------------------------------------------------------
TIRES & RUBBER-(CONTINUED)

Goodyear Tire & Rubber Co.
  (The), Sr. Unsec. Global
  Notes, 9.00%, 07/01/15 (b)                                       $  5,573,000   $  6,102,435
==============================================================================================
                                                                                    14,663,441
==============================================================================================

TRADING COMPANIES & DISTRIBUTORS-1.58%

United Rentals North
  America, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%,
  02/15/12(b)                                                         9,163,000      8,647,581
----------------------------------------------------------------------------------------------
Wesco Distribution Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.50%, 10/15/17 (b)                                          3,865,000      3,536,475
==============================================================================================
                                                                                    12,184,056
==============================================================================================

TRUCKING-0.49%

Hertz Corp. (The), Sr.
  Unsec. Gtd. Global Notes,
  8.88%, 01/01/14 (b)                                                 3,750,000      3,778,125
----------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.88%

Centennial Cellular
  Operating Co./Centennial
  Communications Corp., Sr.
  Unsec. Gtd. Global Notes,
  10.13%, 06/15/13 (b)                                                5,310,000      5,548,950
----------------------------------------------------------------------------------------------
Digicel Group Ltd.
  (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (b) (d)                                             8,885,000      7,718,844
----------------------------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd.
  Floating Rate First Lien
  Global Notes, 5.36%,
  05/01/13 (b) (e)                                                    1,400,000      1,183,000
==============================================================================================
                                                                                    14,450,794
==============================================================================================
    Total Bonds & Notes
     (Cost $753,773,536)                                                           713,820,814
----------------------------------------------------------------------------------------------

                                                                      SHARES
----------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-1.55%

BROADCASTING & CABLE TV-0.80%

Adelphia Communications Corp.,
  Sr. Notes, 10.88%, 10/01/10 (i)                                             -        433,406
----------------------------------------------------------------------------------------------
Adelphia Recovery Trust -Series
  ACC-1 (i)                                                           4,846,549        393,782
----------------------------------------------------------------------------------------------
Adelphia Recovery Trust -Series
  ARAHOVA (i)                                                         2,211,702      1,127,968
----------------------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class
  A (j)                                                                 102,639      2,873,892
----------------------------------------------------------------------------------------------
Virgin Media Inc.                                                       103,800      1,339,020
----------------------------------------------------------------------------------------------
XM Satellite Radio Holdings
  Inc. -Wts., expiring
  03/15/10 (h) (k)                                                        3,470          8,155
----------------------------------------------------------------------------------------------
                                                                                     6,176,223
----------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp. -Wts.,
  expiring 06/15/09 (Acquired
  08/07/00-01/30/01; Cost
  $10,000) (d) (h) (k) (l)                                               10,780              0
----------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                                      SHARES         VALUE
----------------------------------------------------------------------------------------------
HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  -Series B, Pfd.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(d)(h)(k)(l)                                         21,155   $          0
----------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc.
  -Wts., expiring 11/05/09
  (Acquired 06/13/00; Cost
  $0)(d)(h)(k)(l)                                                        21,155              0
==============================================================================================
                                                                                             0
==============================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.00%

XO Holdings Inc.(m)                                                         609            457
----------------------------------------------------------------------------------------------
XO Holdings Inc. -Class A
  -Wts., expiring 01/16/10(m)                                            23,135          1,157
----------------------------------------------------------------------------------------------
XO Holdings Inc. -Class B
  -Wts., expiring 01/16/10(h)(m)                                         17,351            520
----------------------------------------------------------------------------------------------
XO Holdings Inc. -Class C
  -Wts., expiring 01/16/10(m)                                            17,351            347
==============================================================================================
                                                                                         2,481
==============================================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.75%

iPCS, Inc.                                                              189,248      5,756,924
----------------------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
      Interests
      (Cost $11,371,285)                                                            11,935,628
----------------------------------------------------------------------------------------------

PREFERRED STOCKS-1.28%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.85%

AES Trust VII, 6% Conv. Trust
  Pfd                                                                   131,630      6,515,685
----------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.43%
Fannie Mae, 8.25% Pfd.                                                   93,775      2,348,126
----------------------------------------------------------------------------------------------
Freddie Mac, -Series Z, 8.38%
  Pfd                                                                    37,500        960,000
==============================================================================================
                                                                                     3,308,126
==============================================================================================
    Total Preferred Stocks
     (Cost $9,842,098)                                                               9,823,811
----------------------------------------------------------------------------------------------

                                                                    PRINCIPAL
                                                                      AMOUNT
----------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-0.36%

ELECTRIC UTILITIES-0.36%

Reliant Energy Mid-Atlantic
  Power Holdings, LLC-Series
  B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17
  (Cost $2,592,957) (b)                                            $  2,580,071      2,780,027
----------------------------------------------------------------------------------------------

                                                                    PRINCIPAL
                                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTEREST
  LOANS-0.17%

AIRLINES-0.17%

Evergreen International Aviation Inc.,
  First Lien Term Loan,
  7.75%, 10/31/11 (b)                                              $  1,458,206   $   1,268,639
-----------------------------------------------------------------------------------------------
  10.00%, 10/31/11 (b)                                                   35,213          30,635
-----------------------------------------------------------------------------------------------
    Total Senior Secured Floating Rate
      Interest Loans
      (Cost $1,472,372)                                                               1,299,274
-----------------------------------------------------------------------------------------------

                                                                      SHARES
-----------------------------------------------------------------------------------------------

MONEY MARKET FUNDS-1.70%

Liquid Assets Portfolio
  -Institutional Class (n)                                            6,526,341       6,526,341
-----------------------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (n)                                            6,526,341       6,526,341
-----------------------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $13,052,682)                                                             13,052,682
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-97.85%
  (Cost $792,104,930)                                                               752,712,236
-----------------------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  ON LOAN

MONEY MARKET FUNDS-14.20%

Liquid Assets Portfolio
  -Institutional Class
   (Cost $109,207,309) (n) (o)                                      109,207,309     109,207,309
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-112.05%
  (Cost $901,312,239)                                                               861,919,545
-----------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(12.05)%                                              (92,689,061)
-----------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                $ 769,230,484
-----------------------------------------------------------------------------------------------

Investment Abbreviations:

Conv.  -- Convertible
Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Pfd.   -- Preferred
PIK    -- Payment in Kind
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $717,900,115, which represented 93.33% of the Fund's Net Assets. See Note 1A.

(c)   All or a portion of this security was out on loan at April 30, 2008.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $90,405,120, which represented 11.75% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at April 30, 2008 was $3,012,881, which represented 0.39% of the Fund's Net Assets

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $1,920,455, which represented 0.25% of the Fund's Net Assets.

(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)   Non-income producing security.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(l) Security fair valued in good faith in accordance with the procedures Hestablished by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.

(m)   Non-income producing security acquired through a corporate action.

(n) The money market fund and the Fund are affiliated by having the same investment advisor.

(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
APRIL 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM HIGH YIELD FUND
      of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

AIM HIGH YIELD FUND

      amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes

F.    FOREIGN CURRENCY TRANSLATIONS - (CONTINUED)

      in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

            Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

            A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

            Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM HIGH YIELD FUND

NOTE 2--CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                   NOTIONAL     UNREALIZED
                                         BUY/SELL    (PAY)/RECEIVE   EXPIRATION     AMOUNT     APPRECIATION
  COUNTERPARTY       REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Lehman Brothers        Allied Waste
Special Financing     North America,
Inc.                       Inc.            Sell         3.25%         09/20/12   $   1,880    $       29,239
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing    Dole Foods Co.,
Inc.                       Inc.            Sell         6.15%         09/20/12       1,880          (250,009)
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing         Tenet
Inc.                 Healthcare Corp.      Sell         3.75%         12/20/08       5,640            65,856
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing         Tenet
Inc.                 Healthcare Corp.      Sell         3.70% (a)     03/20/09       2,820            43,503
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.                  Visteon Corp.        Sell         5.00%         03/20/09       2,820            23,628
------------------------------------------------------------------------------------------------------------
Merrill Lynch
International           MBIA Inc.          Sell         6.25%         12/20/08       4,690          (329,426)
------------------------------------------------------------------------------------------------------------
UBS AG                  American
                      International
                       Group, Inc.         Sell         2.20%         06/20/08       3,740             5,759
------------------------------------------------------------------------------------------------------------
UBS AG                 Pulte Homes,
                           Inc.            Sell         4.20%         12/20/08       2,790            26,980
------------------------------------------------------------------------------------------------------------
UBS AG                 Pulte Homes,
                           Inc.            Sell         4.40%         12/20/08       2,820            30,872
============================================================================================================
    TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                        $   29,080    $     (353,598)
============================================================================================================

(a)   Unamortized premium at period end of $155,460.

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $430,892,104 and $463,930,923, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.



              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
       ---------------------------------------------------------------------------------------------
       Aggregate unrealized appreciation of investment securities                      $  11,774,572
       ---------------------------------------------------------------------------------------------
       Aggregate unrealized (depreciation) of investment securities                      (53,046,428)
       =============================================================================================
       Net unrealized appreciation (depreciation) of investment securities             $ (41,271,856)
       =============================================================================================
       Cost of investments for tax purposes is $903,191,401.

                                AIM INCOME FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2008

[INVESCO AIM LOGO]
  -SERVICE MARK-

invescoaim.com            INC-QTR-1 04/08             Invesco Aim Advisors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS (a)
April 30, 2008
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
BONDS & NOTES - 80.07%

AEROSPACE & DEFENSE - 0.76%

Systems 2001 Asset Trust LLC
  (United Kingdom)-Series
  2001, Class G, Jr. Sec.
  Pass Through Ctfs.,
  (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13(b)(c)(d)                          $  3,289,080     $  3,424,590
---------------------------------------------------------------------------------

AIRLINES - 0.52%

Southwest Airlines Co., Sr.
  Unsec. Bonds, 7.38%,
  03/01/27(d)                                          2,310,000        2,312,079
---------------------------------------------------------------------------------

ALTERNATIVE CARRIERS - 0.14%

Level 3 Financing Inc., Sr.
  Unsec. Gtd. Unsub. Global
  Notes, 9.25%, 11/01/14(d)                              690,000          634,800
---------------------------------------------------------------------------------

ALUMINUM - 0.42%

Novelis Inc. (Canada), Sr.
  Unsec. Gtd. Global Notes,
  7.25%, 02/15/15(d)                                   2,045,000        1,871,175
---------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.21%

Bank of New York
  Institutional Capital
  Trust-Series A, Jr. Sub.
  Trust Pfd. Capital
  Securities, 7.78%,
  12/01/26(b)(d)                                       5,225,000        5,437,030
---------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.09%

Visteon Corp., Sr. Unsec.
  Global Notes, 8.25%,
  08/01/10(d)                                            460,000          404,800
---------------------------------------------------------------------------------

BROADCASTING & CABLE TV - 3.81%

Comcast Cable Communications
  Holdings Inc., Sr. Unsec.
  Gtd. Global Notes, 9.46%,
  11/15/22(d)                                          5,430,000        6,578,988
---------------------------------------------------------------------------------
Comcast Holdings Corp., Sr.
  Gtd. Sub. Notes, 10.63%,
  07/15/12(d)                                          5,660,000        6,673,140
---------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Notes, 4.38%,
  05/01/08(b)(d)                                         450,000          450,004
---------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 09/15/10(b)(d)                                1,495,000        1,591,099
---------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B,
  Sr. Unsec. Notes, 7.63%,
  04/01/11(d)                                            645,000          654,675
---------------------------------------------------------------------------------
Time Warner Entertainment
  Co. L.P., Sr. Unsec. Gtd.
  Notes, 10.15%, 05/01/12(d)                           1,000,000        1,117,420
=================================================================================
                                                                       17,065,326
=================================================================================

CONSUMER FINANCE - 2.94%

Capital One Capital III, Jr.
  Gtd. Sub. Notes, 7.69%,
  08/15/36(d)                                          3,130,000        2,709,766
---------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
CONSUMER FINANCE - (CONTINUED)

Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
  6.63%, 06/16/08(d)                               $  2,760,000      $  2,762,953
---------------------------------------------------------------------------------
  8.00%, 12/15/16(d)                                  2,770,000         2,449,539
---------------------------------------------------------------------------------
HSBC America Capital Trust
  I, Gtd. Trust Pfd. Capital
  Securities, 7.81%,
  12/15/26(b)(d)                                      1,000,000         1,004,190
---------------------------------------------------------------------------------
SLM Corp., Sr. Unsec
  Floating Rate Medium Term
  Notes, 2.90%,
  03/16/09(b)(d)(e)                                   4,500,000         4,230,796
=================================================================================
                                                                       13,157,244
=================================================================================

DISTILLERS & VINTNERS - 0.10%

Constellation Brands Inc.,
  Sr. Unsec. Gtd. Global
  Notes, 7.25%, 05/15/17(d)                             460,000           466,325
---------------------------------------------------------------------------------

DIVERSIFIED BANKS - 10.68%

Bangkok Bank PCL (Hong
  Kong), Unsec. Sub. Notes,
  9.03%, 03/15/29(b)(d)                               4,465,000         4,729,328
---------------------------------------------------------------------------------
BankAmerica
  Institutional-Series A,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.07%, 12/31/26(b)(d)                               2,380,000         2,480,031
---------------------------------------------------------------------------------
BBVA International Preferred
  S.A. Unipersonal (Spain),
  Jr. Unsec. Gtd. Sub.
  Notes, 5.92% (d)(f)                                 2,680,000         2,222,578
---------------------------------------------------------------------------------
Centura Capital Trust I,
  Gtd. Trust Pfd. Capital
  Securities, 8.85%,
  06/01/27(b)(d)                                      4,840,000         5,084,033
---------------------------------------------------------------------------------
First Empire Capital Trust
  I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital
  Securities, 8.23%,
  02/01/27(d)                                         3,790,000         3,941,031
---------------------------------------------------------------------------------
First Union Capital I-Series
  A, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital
  Securities, 7.94%,
  01/15/27(d)                                         5,300,000         5,408,597
---------------------------------------------------------------------------------
First Union Institutional
  Capital I, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital
  Securities, 8.04%,
  12/01/26(d)                                         3,060,000         3,102,962
---------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
  Kingdom)-Series 1, Unsec.
  Sub. Floating Rate Euro
  Notes, 5.13% (d)(e)(f)                              2,300,000         1,457,991
---------------------------------------------------------------------------------
Mizuho Financial Group
  Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd.
  Sub. Second Tier Euro
  Bonds, 8.38% (d)(f)                                 1,070,000         1,079,318
---------------------------------------------------------------------------------
National Bank of Canada
  (Canada), Unsec. Sub.
  Floating Rate Euro Deb.,
  5.56%, 08/29/87(d)(e)                               2,700,000         1,818,528
---------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS - (CONTINUED)

National Westminster Bank
  PLC (United
  Kingdom)-Series B, Unsec.
  Sub. Floating Rate Euro
  Notes, 3.25% (d)(e)(f)                                $  3,270,000 $  2,141,850
---------------------------------------------------------------------------------
NBD Bank N.A., Unsec. Sub.
  Bonds, 8.25%, 11/01/24(d)                                2,080,000    2,387,861
---------------------------------------------------------------------------------
RBD Capital S.A
  (Luxembourg), Euro Notes,
  6.50%, 08/11/08(d)                                       1,350,000    1,352,836
---------------------------------------------------------------------------------
RBS Capital Trust III, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%
  (d)(f)                                                   1,350,000    1,148,755
---------------------------------------------------------------------------------
Sumitomo Mitsui Banking
  Corp. (Japan), Sub. Second
  Tier Euro Notes, 8.15%
  (d)(f)                                                   3,200,000    3,220,800
---------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec.
  Medium Term Notes, 5.92%,  05/25/12(d)                   2,826,638    2,998,356
---------------------------------------------------------------------------------
Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.97%, 06/01/27(b)(d)                                    3,225,000    3,272,859
=================================================================================
                                                                       47,847,714
=================================================================================

DIVERSIFIED CAPITAL MARKETS - 0.26%

UBS A.G. (Switzerland), Sr.
  Unsec. Medium-Term Notes,
  5.75%, 04/25/18(d)                                       1,180,000    1,167,327
---------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES - 1.05%

Erac USA Finance Co., Sr.
  Unsec. Gtd. Notes, 7.00%,
  10/15/37(b)(d)                                           5,000,000    4,080,000
---------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr.
  Unsec. Global Notes,
  8.25%, 07/15/13(d)                                         625,000      648,437
=================================================================================
                                                                        4,728,437
=================================================================================

DIVERSIFIED METALS & MINING - 0.25%

Reynolds Metals Co., Sr.
  Unsec. Unsub. Medium-Term
  Notes, 7.00%, 05/15/09(d)                                1,100,000    1,118,106
---------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.85%
Edison Mission Energy, Sr.
  Unsec. Global Notes,
  7.00%, 05/15/17(d)                                         920,000      931,500
---------------------------------------------------------------------------------
Entergy Gulf States Inc.,
  Sec. Floating Rate First
  Mortgage Bonds, 3.74%,
  12/08/08(b)(d)(e)                                          200,000      199,245
---------------------------------------------------------------------------------
Tenaska Alabama Partners
  L.P., Sr. Sec. Notes,
  7.00%, 06/30/21(b)(d)                                    1,418,645    1,322,886
---------------------------------------------------------------------------------
Westar Energy, Inc., Sr.
  Sec. First Mortgage Notes,
  7.13%, 08/01/09(d)                                       1,292,000    1,336,703
=================================================================================
                                                                        3,790,334
=================================================================================

GENERAL MERCHANDISE STORES - 0.15%

Pantry, Inc. (The), Sr. Gtd.
  Sub. Global Notes, 7.75%,
  02/15/14(d)                                                920,000      685,400
---------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
HEALTH CARE SERVICES - 0.59%

Orlando Lutheran Towers Inc.,
  Bonds,
  7.75%, 07/01/11(d)                                $  1,140,000     $  1,138,085
---------------------------------------------------------------------------------
  8.00%, 07/01/17(b)                                   1,525,000        1,494,500
=================================================================================
                                                                        2,632,585
=================================================================================

HOMEBUILDING - 1.08%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09(d)                                   2,725,000        2,707,969
---------------------------------------------------------------------------------
  7.88%, 08/15/11(d)                                   2,200,000        2,139,786
=================================================================================
                                                                        4,847,755
=================================================================================

INDUSTRIAL CONGLOMERATES - 0.59%

General Electric Capital Corp.,
  Sr. Unsec. Global Notes,
  5.63%, 05/01/18(d)                                   1,675,000        1,682,789
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  5.88%, 01/14/38(d)                                   1,010,000          966,438
=================================================================================
                                                                        2,649,227
=================================================================================

INTEGRATED OIL & GAS - 1.35%

Husky Oil Ltd. (Canada),
  Unsec. Sub. Yankee Bonds,
  8.90%, 08/15/28(d)                                   6,000,000        6,060,000
---------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION
  SERVICES - 5.89%

AT&T Inc., Sr. Unsec. Unsub.
  Global Bonds, 5.50%,
  02/01/18(d)                                          2,230,000        2,234,125
---------------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  8.00%, 06/01/36(d)                                   4,620,000        4,586,828
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.08%, 06/01/16(d)                                   1,850,000        1,832,148
---------------------------------------------------------------------------------
Pacific Bell Telephone Co.,
  Sr. Unsec. Gtd. Bonds,
  7.38%, 07/15/43(d)                                   4,620,000        4,684,726
---------------------------------------------------------------------------------
Southwestern Bell Telephone
  L.P., Sr. Unsec. Gtd.
  Unsub. Deb., 7.20%,
  10/15/26(d)                                          2,460,000        2,503,444
---------------------------------------------------------------------------------
Verizon Communications Inc., Sr.
  Unsec. Global Notes, 5.25%,
  04/15/13(d)                                          1,300,000        1,333,215
---------------------------------------------------------------------------------
Verizon Florida Inc.-Series
  F, Sr. Unsec. Deb., 6.13%,
  01/15/13(d)                                            850,000          867,332
---------------------------------------------------------------------------------
Verizon New York Inc., Sr.
  Unsec. Bonds, (INS-MBIA
  Insurance Corp.) 7.00%,
  12/01/33(c)(d)                                       1,990,000        1,998,298
---------------------------------------------------------------------------------
Verizon Virginia Inc.-Series
  A, Sr. Unsec. Global
  Bonds, 4.63%, 03/15/13(d)                            6,645,000        6,341,722
=================================================================================
                                                                       26,381,838
=================================================================================

INTERNET RETAIL - 1.17%

Expedia, Inc., Sr. Unsec.
  Gtd. Putable Global Notes,
  7.46%, 08/15/18(d)                                   4,940,000        5,244,156
---------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE - 3.64%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes, 3.22%,
  07/19/10(d)(e)                                    $  3,160,000     $  3,075,596
---------------------------------------------------------------------------------
Dryden Investor Trust,
  Bonds, 7.16%,
  07/23/08(b)(d)                                         159,299          159,965
---------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(d)                                     670,000          680,680
---------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(d)                                   1,710,000        1,694,234
---------------------------------------------------------------------------------
Jefferies Group, Inc., Sr.
  Unsec. Notes, 6.45%,
  06/08/27(d)                                          5,040,000        4,049,590
---------------------------------------------------------------------------------
Lehman Brothers Holdings
  Inc.-Series I, Sr.
  Floating Rate Medium-Term
  Notes, 2.94%,
  11/24/08(d)(e)                                         650,000          645,034
---------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
  Medium-Term Global Notes,
  6.15%, 04/25/13(d)                                   2,350,000        2,359,235
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18(d)                                   1,970,000        1,997,147
---------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr.
  Unsec. Medium-Term Global
  Notes, 5.95%, 12/28/17(d)                           1,680,000         1,663,738
=================================================================================
                                                                       16,325,219
=================================================================================

LIFE & HEALTH INSURANCE - 1.10%

Americo Life Inc., Notes,
  7.88%, 05/01/13(b)(d)                                1,330,000        1,371,430
---------------------------------------------------------------------------------
Prudential Holdings,
  LLC-Series B, Sr. Sec.
  Bonds, (INS-Financial
  Security Assurance Inc.)
  7.25%, 12/18/23(b)(c)(d)                             3,310,000        3,577,183
=================================================================================
                                                                        4,948,613
=================================================================================

MOVIES & ENTERTAINMENT - 1.74%

News America Holdings Inc., Sr.
  Unsec. Gtd. Deb., 7.75%,
  12/01/45(d)                                          4,620,000        5,193,989
---------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec.
  Gtd. Deb., 6.50%,
  11/15/36(d)                                          2,760,000        2,590,149
=================================================================================
                                                                        7,784,138
=================================================================================

MULTI-SECTOR HOLDINGS - 0.89%

Capmark Financial Group,
  Inc., Sr. Unsec. Gtd.
  Floating Rate Global
  Notes, 3.75%,
  05/10/10(d)(e)                                       4,920,000        3,988,398
---------------------------------------------------------------------------------

MULTI-UTILITIES - 1.15%

 Dominion Capital Trust I, Jr.
  Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%,
  12/01/27(d)                                          4,920,000        5,132,593
---------------------------------------------------------------------------------

OFFICE ELECTRONICS - 0.81%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13(d)                                   1,170,000        1,172,843
---------------------------------------------------------------------------------
  6.35%, 05/15/18(d)                                   2,430,000        2,440,157
=================================================================================
                                                                        3,613,000
=================================================================================

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION - 0.22%

Spectra Energy Capital LLC,
  Sr. Unsec. Gtd. Unsub
  Notes, 6.20%, 04/15/18(d)                         $    970,000     $    981,136
---------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 13.47

Allstate Life Global Funding
  Trusts, Medium-Term Global
  Notes, 5.38%, 04/30/13(d)                            1,700,000        1,709,639
---------------------------------------------------------------------------------
American Honda Finance
  Corp., Medium-Term Notes,
  4.63%, 04/02/13(b)(d)                                1,000,000          992,680
---------------------------------------------------------------------------------
BankAmerica Capital
  II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd.
  Capital Securities, 8.00%,
  12/15/26(d)                                          1,525,000        1,575,096
---------------------------------------------------------------------------------
BankAmerica Capital III, Jr.
  Unsec. Gtd. Sub. Floating
  Rate Trust Pfd. Capital
  Securities, 3.28%,
  01/15/27(d)(e)                                       4,860,000        3,758,788
---------------------------------------------------------------------------------
Citigroup Inc., Jr. Sub.,
  8.40% (d)(f)                                         1,675,000        1,706,138
---------------------------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series L, Unsec. Gtd.
  Unsub. Medium-Term Global
  Notes, 3.25%, 05/21/08(d)                            9,530,000        9,530,000
---------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr.
  Unsec. Notes, 4.75%,
  05/01/13(d)                                          1,465,000        1,466,069
---------------------------------------------------------------------------------
Lazard Group, Sr. Unsec.
  Global Notes, 6.85%,
  06/15/17(d)                                          2,575,000        2,409,608
---------------------------------------------------------------------------------
Liberty Financial Cos. Inc.,
  Unsec. Notes, 6.75%,
  11/15/08(d)                                            260,000          265,065
---------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman
  Islands), Notes, 4.69%,
  11/14/08(b)(d)                                       4,350,000        4,381,712
---------------------------------------------------------------------------------
Mizuho JGB Investment
  LLC-Series A, Unsec. Sub.
  Bonds, 9.87% (b)(d)(f)                               7,245,000        7,328,318
---------------------------------------------------------------------------------
NB Capital Trust II, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.83%, 12/15/26(d)                                     750,000          761,385
---------------------------------------------------------------------------------
NB Capital Trust IV, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.25%, 04/15/27(d)                                   4,400,000        4,565,352
---------------------------------------------------------------------------------
Pemex Finance Ltd.
  (Mexico)-Series 1999-2,
  Class A1, Global Bonds,
  9.69%, 08/15/09(d)                                   2,332,500        2,389,086
---------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands), Sr.
  Notes, 9.25%,
  03/15/30(b)(d)                                       4,921,111        5,553,376
---------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands)-Class
  A-1a, Sr. Sec. Floating
  Rate Notes, 3.25%,
  01/25/36(b)(d)(e)                                    2,569,258        2,097,799
---------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM Income Fund

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

Residential Capital LLC, Sr.
  Unsec. Gtd. Unsub. Floating Rate Notes,
  3.49%, 06/09/08 (d) (e)                                        $   6,100,000   $    5,695,875
-----------------------------------------------------------------------------------------------
Twin Reefs Pass-Through
  Trust (Bermuda), Floating
  Rate Pass Through Ctfs.,
  3.72% (b) (d) (e) (f)                                              1,640,000           67,650
-----------------------------------------------------------------------------------------------
Two-Rock Pass-Through Trust
  (Bermuda), Floating Rate
  Pass Through Ctfs., 4.04%
  (b) (d) (e) (f)                                                    2,590,000          106,838
-----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC
  (Japan), Unsec. Gtd. Sub.
  Euro Bonds, 8.75% (d) (f)                                          3,000,000        3,029,607
-----------------------------------------------------------------------------------------------
Windsor Financing LLC, Sr.
  Sec. Gtd. Notes, 5.88%,
  07/15/17 (b) (d)                                                     980,668          958,406
===============================================================================================
                                                                                     60,348,487
===============================================================================================

PAPER PRODUCTS - 0.63%

International Paper Co., Sr.
  Unsec. Unsub. Notes,
  5.13%, 11/15/12 (d)                                                  920,000          884,295
-----------------------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(d)                                                 2,160,000        1,919,700
===============================================================================================
                                                                                      2,803,995
===============================================================================================

PROPERTY & CASUALTY INSURANCE - 6.94%

First American Capital Trust
  I, Gtd. Trust Pfd. Capital
  Securities, 8.50%,
  04/15/12 (d)                                                       9,160,000       10,125,281
-----------------------------------------------------------------------------------------------
North Front Pass-Through
  Trust, Sec. Pass Through
  Ctfs., 5.81%,
  12/15/24 (b) (d)                                                   4,300,000        4,104,694
-----------------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Gtd.
  Bonds, 8.00%,
  09/15/34 (b) (d)                                                   3,805,000        3,353,423
-----------------------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
  7.56% (b) (d) (f)                                                 10,000,000        9,084,500
-----------------------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Gtd. Sub.
  Bonds, 6.80% (b) (d) (f)                                           4,980,000        4,448,733
===============================================================================================
                                                                                     31,116,631
===============================================================================================

REGIONAL BANKS - 3.53%

Cullen/Frost Capital Trust
  I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes,
  4.63%, 03/01/34 (d) (e)                                               6,550,000     6,109,774
-----------------------------------------------------------------------------------------------
PNC Capital Trust C, Unsec.
  Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities, 3.65%, 06/01/28(d) (e)                            1,160,000       999,908
-----------------------------------------------------------------------------------------------
Popular North America
  Inc.-Series E, Sr. Unsec.
  Gtd. Unsub. Medium-Term
  Notes, 3.88%, 10/01/08 (d)                                              173,000       173,277
-----------------------------------------------------------------------------------------------
Silicon Valley Bank, Unsec.
  Sub. Notes, 6.05%,
  06/01/17 (d)                                                          5,880,000     5,312,110
-----------------------------------------------------------------------------------------------
TCF National Bank, Sub.
  Notes, 5.00%, 06/15/14 (d)                                            2,120,000     2,155,256
-----------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------
REGIONAL BANKS - (CONTINUED)

US AgBank FCB-Series 1,
  Notes, 6.11% (b )(d) (f)                                         $   1,595,000   $  1,065,444
===============================================================================================
                                                                                     15,815,769
===============================================================================================

REINSURANCE - 1.05%

Reinsurance Group of
  America, Inc., Jr. Unsec.
  Sub. Deb., 6.75%,
  12/15/65 (d)                                                         4,620,000      3,525,522
-----------------------------------------------------------------------------------------------
 Stingray Pass-Through Trust,
  Pass Through Ctfs., 5.90%,
  01/12/15 (b) (d)                                                     6,400,000      1,200,000
===============================================================================================
                                                                                      4,725,522
===============================================================================================

RETAIL REIT'S - 0.03%

Simon Property Group LP,
  Unsec. Global Notes,
  5.38%, 08/28/08 (d)                                                    123,000        123,199
===============================================================================================

SPECIALIZED FINANCE - 0.81%

CIT Group Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.30%, 05/23/08 (d) (e)                                              1,320,000      1,300,240
-----------------------------------------------------------------------------------------------
  Sr. Unsec. Global Medium-Term Notes,
  4.00%, 05/08/08 (d)                                                  1,350,000      1,339,888
-----------------------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.75%, 08/15/08 (d)                                                  1,000,000        984,200
===============================================================================================
                                                                                      3,624,328
===============================================================================================

SPECIALIZED REIT'S - 1.16%

HCP, Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
 3.25%, 09/15/08 (d) (e)                                               1,835,000      1,801,849
-----------------------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.70%, 01/30/18 (d)                                                  1,710,000      1,552,868
-----------------------------------------------------------------------------------------------
Health Care REIT Inc., Sr.
  Unsec. Notes, 5.88%,
  05/15/15 (d)                                                         1,990,000      1,832,213
===============================================================================================
                                                                                      5,186,930
===============================================================================================

SPECIALTY CHEMICALS - 0.66%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12 (d)                                                  1,525,000      1,504,352
-----------------------------------------------------------------------------------------------
  6.05%, 05/01/17 (d)                                                  1,520,000      1,440,382
===============================================================================================
                                                                                      2,944,734
===============================================================================================

STEEL - 0.58%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17 (d)                                                  1,850,000      1,770,321
-----------------------------------------------------------------------------------------------
  6.65%, 06/01/37 (d)                                                    920,000        827,181
===============================================================================================
                                                                                      2,597,502
===============================================================================================

THRIFTS & MORTGAGE FINANCE - 0.41%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12 (d)                                                    980,000        935,900
===============================================================================================


See accompanying notes which are an Integral part of this schedule

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - (CONTINUED)

Washington Mutual, Inc., Sr.
  Unsec. Global Notes,
  4.50%, 08/25/08 (d)                                 $    910,000     $    900,864
===================================================================================
                                                                          1,836,764
===================================================================================

TRADING COMPANIES & DISTRIBUTORS - 1.27%

United Rentals North
  America, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%,
  02/15/12 (d)                                             920,000          868,250
-----------------------------------------------------------------------------------
Western Power Distribution
  Holdings Ltd. (United
  Kingdom), Sr. Unsec.
  Unsub. Notes, 7.38%,
  12/15/28 (b) (d)                                       4,225,000        4,819,711
===================================================================================
                                                                          5,687,961
===================================================================================

TRUCKING - 2.52%

Roadway Corp., Sr. Sec. Gtd
  Global Notes, 8.25%,
  12/01/08 (d)                                          11,415,000        11,316,603
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES
  - 3.56

Alamosa Delaware Inc., Sr.
  Unsec. Gtd. Global Notes,
  8.50%, 01/31/12 (d)                                    6,525,000        6,033,667
-----------------------------------------------------------------------------------
Digicel Group Ltd.
  (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (b) (d)                                  500,000          434,375
-----------------------------------------------------------------------------------
Nextel Communications,
  Inc.-Series D, Sr. Unsec.
  Gtd. Notes, 7.38%,
  08/01/15 (d)                                           8,820,000        7,102,570
-----------------------------------------------------------------------------------
Sprint Nextel Corp., Sr.
  Unsec. Bonds, 9.25%,
  04/15/22 (d)                                           2,710,000        2,402,578
===================================================================================
                                                                         15,973,190
===================================================================================
     Total Bonds & Notes
     (Cost $391,569,258)                                                358,800,960
===================================================================================

                                                         SHARES
-----------------------------------------------------------------------------------
PREFERRED STOCKS - 7.59%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS - 0.78%
AES Trust VII, 6% Trust Pfd.                                70,065        3,468,218
-----------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE - 0.39%

Aegon N.V. (Netherlands) 6.38% Pfd                          83,000        1,759,600
-----------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES - 2.26%

Pitney Bowes International
  Holdings Inc., -Series D,
  4.85% Pfd. (d)                                               105       10,124,710
-----------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES
  - 2.83

Auction Pass Through Trust
  -Series 2007-T2, Class A
  7.79% Pfd. (b) (e)                                           169       12,675,084
-----------------------------------------------------------------------------------

SPECIALIZED FINANCE - 0.23%

Agfirst Farm Credit Bank -Class
  B 6.59% Pfd. (b) (d) (f)                               1,515,000        1,038,260
-----------------------------------------------------------------------------------

                                                           SHARES            VALUE
-----------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.46%

Freddie Mac, -Series Z, 8.38%                               80,000     $  2,048,000
  Pfd.
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES
  - 0.64%

Telephone & Data Systems, Inc.
  -Series A, Sr. Unsec. Unsub.
  7.60% Pfd.                                               136,000        2,883,200
===================================================================================
     Total Preferred Stocks
     (Cost $35,442,929)                                                  33,997,072
===================================================================================

                                                       PRINCIPAL
                                                        AMOUNT
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.71%

ASSET-BACKED SECURITIES - CONSUMER
  RECEIVABLES - 0.16%

Pacific Coast CDO Ltd.
  (Cayman Islands)-Series
  1A, Class A, Floating Rate
  Bonds, 3.35%,
  10/25/36 (b) (e) (g)                                $ 2,004,497           721,619
-----------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS
  - 0.26%

Federal Home Loan
  Bank-Series TQ-2015, Class
  A, Pass Through Ctfs.,
  5.07%, 10/20/15 (d)                                    1,182,125        1,163,247
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES
  - 4.29%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%,
  12/15/19 (b) (d)                                       7,780,000        8,372,626
-----------------------------------------------------------------------------------
LILACS Repackaging
  2005-1-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (b)                             1,452,072        1,131,890
-----------------------------------------------------------------------------------
Patron's Legacy
  2003-III-LILACS-III-Series
  A, Ctfs., 5.65%,
  01/17/17 (b)                                           1,900,562        1,598,373
-----------------------------------------------------------------------------------
Patron's Legacy
  2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 03/04/19 (b)                             9,443,408        8,130,774
-----------------------------------------------------------------------------------
                                                                         19,233,663
===================================================================================
     Total Asset-Backed Securities
     (Cost $24,923,061)                                                  21,118,529
===================================================================================

U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED SECURITIES - 3.04%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC) - 1.17%
Pass Through Ctfs.,

  8.50%, 03/01/10(d)                                         2,968            3,109
-----------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/2032                          1,159,946        1,235,451
-----------------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/2035                          2,001,928        2,086,331
-----------------------------------------------------------------------------------
  5.50%, 09/01/16 to 11/01/18(d)                           828,946          848,262
-----------------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(d)                         1,032,524        1,065,043
-----------------------------------------------------------------------------------
  7.50%, 06/01/30(d)                                         2,129            2,299
===================================================================================
                                                                          5,240,495
===================================================================================

See accompanying notes which are an Integral part of this schedule

AIM INCOME FUND

                                         PRINCIPAL
                                           AMOUNT           VALUE
---------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) - 1.50%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(d)         $  158,352      $    170,445
---------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(d)            367,640           389,448
---------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35(d)            804,226           840,451
---------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(d)(h)         497,267           502,561
---------------------------------------------------------------------
  8.50%, 10/01/28(d)                         66,954            73,207
---------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(d)(h)         144,424           156,266
---------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 05/01/23(d)(i)                   2,500,000         2,545,703
---------------------------------------------------------------------
  6.00%, 05/01/23(d)(i)                   2,000,000         2,059,688
=====================================================================
                                                            6,737,769
=====================================================================

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA) - 0.37%

Pass Through Ctfs.,
  7.50%, 06/15/23(d)(h)                     187,165           201,480
---------------------------------------------------------------------
  8.50%, 11/15/24(d)(h)                      82,774            91,497
---------------------------------------------------------------------
  8.00%, 09/20/26(d)                         42,750            46,649
---------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(d)(h)         567,070           591,474
---------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(d)             17,225            18,441
---------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(d)(h)         687,158           708,898
=====================================================================
                                                            1,658,439
=====================================================================
   Total U.S. Government Sponsored
     Mortgage-Backed Securities
     (Cost $13,580,546)                                    13,636,703
=====================================================================

MUNICIPAL OBLIGATIONS - 2.78%

Blount (County of), Tennessee
  Health & Educational Facilities
  Board (Asbury Inc.); Series
  2007 B, Ref. Taxable RB,
  7.50%, 04/01/09(d)                        390,000           387,067
---------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005
  A-1, Taxable Capital Improvement
  Corp.) Limited Tax GO, (INS-Ambac
  Assurance 4.96%, 04/01/20(c)(d)         1,430,000         1,334,590
---------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.);
  Series 2007 B, Taxable RB,
  9.00%, 05/15/18(d)                        695,000           672,767
---------------------------------------------------------------------
  Series 2006 B,
  Taxable RB,
  7.50%, 05/15/17(d)                        725,000           724,116
---------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency; Series 2003,
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(c)(d)                   7,800,000         7,961,538
---------------------------------------------------------------------
Milwaukee (City of), Wisconsin
  Redevelopment Authority
  (Academy of Learning); Series
  2007 B, Taxable RB,
  7.56%, 08/01/16(d)                        330,000           308,765
---------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT           VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - (CONTINUED)

Milwaukee (City of), Wisconsin
  Redevelopment Authority; Series
  2007 C, Taxable RB, 7.56%,
  08/01/13(d)                            $  520,000      $    504,681
---------------------------------------------------------------------
Utah (County of), Utah Charter
  Schools (Lakeview Academy);
  Series 2007 B, Taxable RB,
  7.00%, 07/15/09(d)                        145,000           148,129
---------------------------------------------------------------------
  (Renaissance Academy);
  Series 2007 B,
  Taxable RB,
  7.00%, 07/15/09(d)                        135,000           137,913
---------------------------------------------------------------------
  7.00%, 07/15/08(d)                        120,000           120,666
---------------------------------------------------------------------
  (Ronald Wilson Reagan);
  Series 2007 B, Taxable RB,
  8.50%, 02/15/10(d)                        150,000           152,754
=====================================================================
    Total Municipal Obligations
     (Cost $12,609,767)                                    12,452,986
=====================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES - 2.62%

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) - 0.79%

Sr. Unsec. Floating Rate Global Notes,
  5.42%, 02/17/09(d)                      3,500,000(j)      3,533,600
---------------------------------------------------------------------
STUDENT LOAN MARKETING
  ASSOCIATION - 1.83%

Sr. Unsec. Unsub. Floating Rate Medium-Term Notes,
  2.05%, 12/15/08(d)(e)                   1,750,000         1,652,193
---------------------------------------------------------------------
  1.90%, 03/15/10(d)(e)                   3,000,000         2,364,510
---------------------------------------------------------------------
Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(d)                      4,930,000         4,089,435
---------------------------------------------------------------------
Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(d)                        100,000            97,570
---------------------------------------------------------------------
                                                            8,203,708
=====================================================================
    Total U.S. Government Sponsored
     Agency Securities
     (Cost $12,655,516)                                    11,737,308
=====================================================================

U.S. TREASURY SECURITIES - 1.52%

U.S. TREASURY BILLS - 0.15%

  1.60%, 10/23/08(d)(h)(k)                  700,000           694,694
---------------------------------------------------------------------
U.S. TREASURY NOTES - 1.37%

  4.88%, 05/31/08(h)                        850,000           854,424
---------------------------------------------------------------------
  4.88%, 08/31/08(d)(h)                     725,000           732,873
---------------------------------------------------------------------
  4.88%, 01/31/09(d)                         10,000            10,232
---------------------------------------------------------------------
  3.25%, 12/31/09(d)                        450,000(j)        457,524
---------------------------------------------------------------------
  2.00%, 02/28/10(d)                      4,100,000(j)      4,081,427
=====================================================================
                                                            6,136,480
=====================================================================
    Total U.S. Treasury Securities
     (Cost $6,882,736)                                      6,831,174
=====================================================================

See Accompanying Notes Which Are An Integral Part Of This Schedule.

AIM INCOME FUND

                                                SHARES           VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS - 0.11%

BROADCASTING & CABLE TV - 0.11%

Adelphia Communications Corp.,
  Sr. Notes(l)                                      8,850    $      76,331
--------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(l)           859,558           69,839
--------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(m)                 12,606          352,968
==========================================================================
                                                                   499,138
==========================================================================

HOME FURNISHINGS - 0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09(b)(g)(n)             3,845                0
--------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09(b)(g)(n)                        3,845                0
==========================================================================
                                                                         0
==========================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES - 0.00%

XO Holdings Inc.(m)                                   128               96
--------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts.,
  expiring 01/16/10(n)                              3,302              165
--------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts.,
  expiring 01/16/10(n)                              2,476               74
--------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts.,
  expiring 01/16/10(n)                              2,476               50
--------------------------------------------------------------------------
                                                                       385
==========================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $849,540)                                      499,523
==========================================================================
TOTAL INVESTMENTS - 102.44%
  (Cost $498,513,353)                                          459,074,255
==========================================================================
OTHER ASSETS LESS LIABILITIES - (2.44)%                        (10,942,936)
==========================================================================
NET ASSETS - 100.00%                                         $ 448,131,319
==========================================================================

Investment Abbreviations:

CDO     -- Collateralized Debt Obligation

Ctfs.   -- Certificates

Deb.    -- Debentures

GO      -- General Obligation Bonds

Gtd.    --Guaranteed

INS     -- Insurer

Jr.     -- Junior

LILACS  -- Life Insurance and Life Annuities Based
           Charitable Securities

Pfd.    -- Preferred

RB      -- Revenue Bonds

Ref.    -- Refunding

REIT    -- Real Estate Investment Trust

Sec.    -- Secured

Sr.     -- Senior

Sub.    -- Subordinated

TBA     -- To Be Announced

Unsec.  -- Unsecured

Unsub.  -- Unsubordinated

Wts.    -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $127,575,454, which represented 28.47% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $421,809,050, which represented 94.13% of the Fund's Net Assets. See Note 1A.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(f)   Perpetual bond with no specified maturity date.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $721,619, which represented 0.16% of the Fund's Net Assets. See Note 1A.

(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 2.

(i)   Security purchased on a forward commitment basis.

(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1H and Note 3.

(k) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(l) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m)   Non-income producing security.

(n) Non-income producing security acquired as part of a unit with or in exchange for other securities.

See Accompanying Notes Which Are An Integral Part Of This Schedule.

AIM INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INCOME FUND

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

            In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

            Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

            At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM INCOME FUND

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

            Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM INCOME FUND

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

            Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

            A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

            Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--FUTURES CONTRACTS

                          OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------
                              NUMBER OF       MONTH/            VALUE       UNREALIZED
            CONTRACT          CONTRACTS     COMMITMENT        04/30/08     APPRECIATION
---------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      129      June-2008/Long   $  14,939,812    $ 141,303
---------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds      798      June-2008/Long      93,278,719      735,080
---------------------------------------------------------------------------------------
                                                           $ 108,218,531    $ 876,383
---------------------------------------------------------------------------------------

AIM INCOME FUND

NOTE 3--CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                              NOTIONAL    UNREALIZED
                                                   BUY/SELL    (PAY)/RECEIVE     EXPIRATION    AMOUNT     APPRECIATION
   COUNTERPARTY           REFERENCE ENTITY        PROTECTION     FIXED RATE         DATE       (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Lehman Bros         CDX North America
Special Financing   Investment Grade High
Inc.                Volatility Index                  Sell           0.75% (a)     06/20/12    $86,000   $   (3,891,636)
-----------------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                MBIA Inc.                         Sell           1.90%         09/20/08     15,000         (921,153)
-----------------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Residential Capital, LLC          Sell           2.75%         09/20/08      1,575         (243,484)
-----------------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Residential Capital, LLC          Sell           6.80%         09/20/08     2,600          (365,803)
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       Ambac Financial Group, Inc.       Sell           2.30%         12/20/08     5,795          (684,732)
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       Ambac Financial Group, Inc.       Sell           6.75%         12/20/08     2,900         (268,109)
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       Assured Guaranty                  Sell           5.00%         03/20/08     2,935            4,383
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       CIT Group, Inc.                   Sell           2.40%         09/20/08     2,815          (85,360)
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       CIT Group, Inc.                   Sell           2.50%          09/20/08     1,250          (37,420)
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch       Lehman Brothers
International       Holdings Inc.                     Sell           0.90%          09/20/08     5,320          (26,607)
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley &    CDX North America
Co. International   Investment Grade High
PLC                 Volatility Index                  Sell           1.40% (b)      12/20/12    64,000       (1,761,736)
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.            Ambac Financial Group, Inc.       Sell           5.10%          12/20/08     2,900         (295,752)
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.            Ambac Financial Group, Inc.       Sell          11.00%          12/20/08     5,085         (345,268)
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.            American International            Sell           2.20%          06/20/08     3,255            5,012
                    Group, Inc.
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.            Pulte Homes, Inc.                 Sell           4.20%          12/20/08     5,820           56,281
-----------------------------------------------------------------------------------------------------------------------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                       $207,250   $   (8,861,384)
-----------------------------------------------------------------------------------------------------------------------

(a) Unamortized premium at period-end of $1,925,837.

(b) Unamortized premium at period-end of $873,534.

AIM INCOME FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $192,656,163 and $234,671,307, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.



 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 1,724,556
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (45,564,245)
=================================================================================
Net unrealized appreciation (depreciation) of investment securities   (43,839,689)
=================================================================================
Cost of investments for tax purposes is $502,913,944.

                       AIM LIMITED MATURITY TREASURY FUND
            Quarterly Schedule of Portfolio Holdings - April 30,2008

[INVESCO AIM LOGO]
  -SERVICE MARK-

invescoaim.com          LTD-QTR-1 04/08         Invesco Aim Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

Schedule of Investments
April 30, 2008
(Unaudited)

                                  PRINCIPAL
                                   AMOUNT
                       MATURITY    (000)          VALUE
------------------------------------------------------------
U.S. TREASURY NOTES - 99.34% (A)

  4.88%                05/31/09  $   16,900  $    17,414,943
------------------------------------------------------------
  4.88%                06/30/09      16,900       17,449,250
------------------------------------------------------------
  4.63%                07/31/09      16,900       17,436,068
------------------------------------------------------------
  4.00%                08/31/09      16,800       17,217,312
------------------------------------------------------------
  4.00%                09/30/09      16,800       17,235,792
------------------------------------------------------------
  3.63%                10/31/09      16,900       17,264,364
------------------------------------------------------------
  3.13%                11/30/09      16,900       17,148,261
------------------------------------------------------------
  3.25%                12/31/09      16,800       17,080,896
------------------------------------------------------------
  2.13%                01/31/10      16,800       16,768,416
------------------------------------------------------------
  2.00%                02/28/10      16,900       16,823,443
------------------------------------------------------------
  1.75%                03/31/10      16,900       16,741,478
------------------------------------------------------------
  2.13%                04/30/10      16,900       16,855,046
------------------------------------------------------------
TOTAL INVESTMENTS - 99.34%
  (Cost $202,603,305)                            205,435,269
------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.66%              1,372,481
============================================================
NET ASSETS - 100.00%                         $   206,807,750
============================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $205,435,269, which represented 99.34% of the Fund's Net Assets. See
    Note 1A.

See accompanying notes which are an integral part of this schedule.

AIM LIMITED MATURITY TREASURY FUND

Notes to Quarterly Schedule of Portfolio Holdings
April 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended April 30, 2008 was $211,082,745 and $190,693,674, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $   3,108,140
--------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                    (288,534)
========================================================================================================
Net unrealized appreciation of investment securities                                       $   2,819,606
========================================================================================================
Cost of investments for tax purposes is $202,615,663.

                             AIM MONEY MARKET FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2008

  [INVESCO AIM LOGO]
   - SERVICE MARK -

invescoaim.com                  MKT-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2008
(UNAUDITED)

                                                  PRINCIPAL
                                                   AMOUNT
                                       MATURITY     (000)         VALUE
----------------------------------------------------------------------------
COMMERCIAL PAPER - 35.52%(a)

ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES -- 7.56%

Amstel Funding Corp.
   2.87% (b)(c)                        07/08/08   $  35,000   $   34,810,261
----------------------------------------------------------------------------
   3.06% (b)(c)                        10/22/08      20,000       19,704,200
----------------------------------------------------------------------------
Atlantis One Funding Corp.
   3.11% (b)(c)                        05/29/08      20,000       19,951,622
----------------------------------------------------------------------------
   3.14% (b)(c)                        06/03/08      20,000       19,942,434
============================================================================
                                                                  94,408,517
============================================================================

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK --4.22%

Lexington Parker Capital
   Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   3.10% (c)                           07/25/08      33,000       32,758,458
----------------------------------------------------------------------------
Picaros Funding LLC/PLC
   (CEP-KBC Bank N.V.)
   2.73% (b)(c)                        08/04/08      20,000       19,855,917
============================================================================
                                                                  52,614,375
============================================================================

ASSET-BACKED SECURITIES - MULTI-
   PURPOSE - 8.38%

Gemini Securitization
    Corp., LLC
    2.85% (c)                          07/01/08      45,000       44,782,688
----------------------------------------------------------------------------
Ranger Funding Co., LLC
    2.86% (c)                          06/06/08      60,000       59,828,400
============================================================================
                                                                 104,611,088
============================================================================

ASSET-BACKED SECURITIES -
   SECURITIES - 4.35%

Grampian Funding Ltd./LLC
   2.92% (b)(c)                        05/29/08      15,000       14,965,934
----------------------------------------------------------------------------
   3.03% (b)(c)                        06/09/08      14,500       14,452,482
----------------------------------------------------------------------------
   3.04% (b)(c)                        06/04/08      25,000       24,928,340
============================================================================
                                                                  54,346,756
============================================================================

DIVERSIFIED BANKS - 6.21%

Bank of America Corp.
    2.74%                              09/12/08      10,000       9,898,011
----------------------------------------------------------------------------
Dexia Delaware, LLC
   2.64% (b)                           10/10/08      25,000       24,703,562
----------------------------------------------------------------------------
   2.65% (b)                           06/11/08      18,000       17,945,675
----------------------------------------------------------------------------
UBS Finance (Delaware) Inc.            06/09/08      25,000       24,919,292
    2.98% (b)
============================================================================
                                                                  77,466,540
============================================================================

                                                  PRINCIPAL
                                                   AMOUNT
                                       MATURITY     (000)         VALUE
----------------------------------------------------------------------------
REGIONAL BANKS - 4.80%

Swedbank A.B.
   3.05% (b)                           05/20/08   $  20,000   $   19,967,806
----------------------------------------------------------------------------
   3.83% (b)                           05/15/08      40,000       39,940,500
============================================================================
                                                                  59,908,306
============================================================================
     Total Commercial Paper
       (Cost $443,355,582)                                       443,355,582
============================================================================

CERTIFICATES OF DEPOSIT - 25.40%

Abbey National Treasury
   Services PLC
   Floating Rate
   2.64% (d)                           10/02/08      25,000       25,023,353
----------------------------------------------------------------------------
ABN AMRO Bank N.V.
   (United Kingdom)
   3.08% (b)                           07/31/08      38,000       38,000,000
----------------------------------------------------------------------------
Australia and New Zealand
   Banking Group Ltd.
   2.77%                               06/25/08      25,000       25,003,268
----------------------------------------------------------------------------
Banco Bilbao Vizcaya
   Argentaria, S.A.
   3.05%                               06/03/08      33,000       33,000,000
----------------------------------------------------------------------------
Banco Santander, S.A.
    2.65%                              09/17/08      19,000       19,000,000
----------------------------------------------------------------------------
Barclays Bank PLC
    5.35%                              06/04/08      10,000       10,000,022
----------------------------------------------------------------------------
Fortis Bank N.V./S.A.
    2.71%                              10/14/08      25,000       25,001,137
----------------------------------------------------------------------------
HSBC Bank USA N.A.
    2.95%                              07/03/08      20,000       20,000,000
----------------------------------------------------------------------------
Nordea Bank A.B.
    2.64%                              10/14/08      19,000       19,000,000
----------------------------------------------------------------------------
Royal Bank of Canada
    2.85%                              09/08/08       9,000        9,000,000
----------------------------------------------------------------------------
Royal Bank of Scotland PLC
    4.90%                              05/30/08      20,000       20,000,000
----------------------------------------------------------------------------
Societe Generale S.A.
   (United Kingdom)
   3.02% (b)                           07/21/08      30,000       30,000,666
----------------------------------------------------------------------------
Svenska Handelsbanken A.B.
    3.01%                              05/12/08      20,000       20,000,030
----------------------------------------------------------------------------
UBS A.G.
   3.03%                               08/21/08      15,000       15,000,230
----------------------------------------------------------------------------
   5.38%                               06/02/08       9,000        9,000,000
============================================================================
     Total Certificates of Deposit
        (Cost $317,028,706)                                      317,028,706
============================================================================

See Accompanying Notes which are an Integral Part of this Schedule.

AIM MONEY MARKET FUND

                                                  PRINCIPAL
                                                   AMOUNT
                                       MATURITY     (000)         VALUE
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES -
   10.08% (d)(e)

INSURED - 1.33% (f)

New Jersey (State of)
   Housing and Mortgage
   Finance Agency;
   Series 2006 B
   MFH Taxable RB
   (INS-Financial Security
   Assurance Inc.)
   3.35%                               05/01/28   $   6,740   $    6,740,000
----------------------------------------------------------------------------
   Series 2007 I
   MFH Taxable RB
   (INS-Financial Security
   Assurance Inc.)
   3.35%                               05/01/29       9,875        9,875,000
============================================================================
                                                                  16,615,000
============================================================================

LETTER OF CREDIT ENHANCED - 8.75% (g)

A Mining Group, LLC;
   Series 2006, Incremental
   Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   3.09%                               06/01/29         500          500,000
----------------------------------------------------------------------------
ABAG Finance Authority for
   Nonprofit Corporations
   (YMCA of San Francisco);
   Series 2004 A, Ref.
   Taxable RB
   (LOC-Wells Fargo Bank,
   N.A.)
   2.95%                               10/01/29       8,805        8,805,000
----------------------------------------------------------------------------
California (State of)
   Statewide Communities
   Development Authority
   (Villas at Hamilton
   Apartments);
   Series 2001 HH-T, MFH
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   2.93%                               01/15/35         520          520,000
----------------------------------------------------------------------------
Chula Vista (City of),
   California (Teresina
   Apartments);
   Series 2006 A, Ref. MFH
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   2.87%                               05/15/36      14,070       14,070,000
----------------------------------------------------------------------------
Connecticut Water Co. (The);
   Series 2004, Taxable
   Floating Rate Bonds
   (LOC-RBS Citizens, N.A.)
   2.94%                               01/04/29       6,745        6,745,000
----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT
                                       MATURITY     (000)         VALUE
----------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED (g) --
  (CONTINUED)

FE, LLC;
   Series 1998 A, Loan
   Program Notes
   (LOC-Fifth Third Bank)
   3.05%                               04/01/28   $   6,210   $    6,210,000
----------------------------------------------------------------------------
Los Lunas (Village of), New
   Mexico (Fresenius Medical
   Care);
   Series 2005 B, Ref.
   Taxable IDR
   (LOC-Wells Fargo Bank,
   N.A.)
   2.90%                               02/01/25       1,200        1,200,000
----------------------------------------------------------------------------
New York (City of), New York
   Housing Development Corp.
   (155 West 21st Street
   Development);
   Series 2007 B, MFH Rental
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   3.05%                               11/15/37      13,550       13,550,000
----------------------------------------------------------------------------
New York (State of) Housing
   Finance Agency (66 West
   38th Street); Series 2000
   B, Taxable RB
   (LOC-Federal National
   Mortgage Association)
   2.75%                               05/15/33      17,300       17,300,000
----------------------------------------------------------------------------
New York (State of) Housing
   Finance Agency (West 23rd
   Street); Series 2001 B,
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   2.75%                               05/15/33       8,000        8,000,000
----------------------------------------------------------------------------
Parma (City of), Ohio
   Economic Development (PRL
   Corp.); Series 2006 B,
   Taxable RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.17%                               11/01/30       8,790        8,790,000
----------------------------------------------------------------------------
Prince Metal Stamping USA,
   Inc.; Series 2004,
   Taxable Floating Rate
   Term Notes
   (LOC-Bank of Nova Scotia)
   2.90% (b)                           03/01/24      10,750       10,750,000
----------------------------------------------------------------------------

See Accompanying Notes which are an Integral Part of this Schedule.

AIM MONEY MARKET FUND

                                                                PRINCIPAL
                                                                 AMOUNT
                                                     MATURITY     (000)            VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)

Sheridan (City of),
  Colorado
  Redevelopment Agency
  (South Santa Fe Drive
  Corridor
  Redevelopment);
  Series 2007 A-2, Tax
  Increment Allocation
  RB
  (LOC- Citibank, N.A)
  3.00%                                              12/01/29    $ 10,250     $ 10,250,000
------------------------------------------------------------------------------------------
Thomasville (City of),
  Georgia Payroll
  Development Authority
  (American Fresh Foods
  L.P.); Series 2005 B,
  Taxable RB
  (LOC-Wachovia Bank
  N.A.)
  3.04%                                              09/01/17       2,500        2,500,000
------------------------------------------------------------------------------------------
                                                                               109,190,000
==========================================================================================
     Total Variable Rate Demand Notes
      (Cost $125,805,000)                                                      125,805,000
==========================================================================================

MASTER NOTE AGREEMENT - 4.00%

Merrill Lynch Mortgage
  Capital, Inc.
  2.74% (Cost
  $50,000,000)(c)(d)(h)(i)                                 --      50,000       50,000,000
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES - 2.96%

Credit Agricole S.A.
  Floating Rate MTN
  2.91% (b)(c)(d)                                    8/26/080      10,000       10,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A.
  Unsec. Floating Rate
  MTN
  2.70% (b)(c)(d)                                    08/01/08      23,000       23,000,000
------------------------------------------------------------------------------------------
UniCredito Italiano Bank
  (Ireland) PLC
  Gtd. Floating Rate MTN
  2.74% (b)(c)(d)                                    9/12/080       4,000        3,996,312
==========================================================================================
     Total Medium-Term Notes
      (Cost $36,996,312)                                                        36,996,312
==========================================================================================

FUNDING AGREEMENT--0.96%

MetLife Insurance Co. of
  Connecticut
  (Acquired 10/12/07;
  Cost $12,000,000)
  2.79% (c)(d)(j)                                    10/10/08      12,000       12,000,000
------------------------------------------------------------------------------------------

                                                                PRINCIPAL         VALUE
                                                                 AMOUNT
                                                     MATURITY     (000)
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.34%

ASSET-BACKED SECURITIES--FULLY
  SUPPORTED MONOLINE--0.34%

Wachovia Asset
  Securitization Issuance,
  LLC; Series 2004--
  HEMM1, Class A,
  Floating Rate Money
  Market Notes (CEP--
  Financial Security
  Assurance Inc.)
  3.05% (Cost $4,194,913)(c)(d)(e)                   11/25/34   $  4,195      $  4,194,913
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
Agreements) - 79.26% (Cost $989,380,513)                                       989,380,513
==========================================================================================

                                                   REPURCHASE
                                                     AMOUNT
REPURCHASE AGREEMENTS--20.42% (k)

Barclays Capital Inc., Joint
  agreement dated 04/30/08,
  aggregate maturing value
  $1,250,069,097 (collateralized by
  U.S. Government sponsored
  obligations valued at
  $1,275,000,001; 3.50%-9.50%,
  05/01/08-04/01/48)
  1.99%, 05/01/08                                 134,933,807                  134,926,349
------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.,
  Joint agreement dated 04/30/08,
  aggregate maturing value
  $750,054,531 (collateralized by
  Corporate obligations valued at
  $787,500,000; 0.00%-26.87%,
  12/25/08-12/20/54)
  2.62%, 05/01/08                                  60,004,363                   60,000,000
------------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  Joint agreement dated 04/30/08,
  aggregate maturing value
  $500,036,667 (collateralized by
  Corporate obligations valued at
  $525,000,000; 0%, 05/01/08-
  05/23/08)
  2.64%, 05/01/08                                  60,004,400                   60,000,000
------------------------------------------------------------------------------------------
     Total Repurchase Agreements
      (Cost $254,926,349)                                                      254,926,349
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(l)(m)--99.68%
  (Cost $1,244,306,862)                                                      1,244,306,862
------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.32%                                             3,951,081
------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                     $   1,248,257,943
------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

Investment Abbreviations:

CEP    -- Credit Enhancement Provider

Gtd.   -- Guaranteed

IDR    -- Industrial Development Revenue Bonds

INS    -- Insurer

LOC    -- Letter of Credit

MFH    -- Multi-Family Housing

MTN    -- Medium-Term Notes

RB     -- Revenue Bonds

Ref.   -- Refunding

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 9.8%; Netherlands: 7.6%; France: 6.1%; other countries less than 5%: 9.6%.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $409,171,961, which represented 32.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(i) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2008 represented 0.96% of the Fund's Net Assets.

(k)   Principal amount equals value at period end. See Note 1D.

(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(m)   Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                            AIM MUNICIPAL BOND FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2008

[INVESCO AIM LOGO]
  -SERVICE MARK-

invescoaim.com             MBD-QTR-1 04/08            Invesco Aim Advisors, Inc.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2008
(Unaudited)


                                                                                                         PRINCIPAL
                                                                               INTEREST     MATURITY      AMOUNT
                                                                                 RATE        DATE          (000)          VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 99.36%

ALABAMA - 2.21%

  Alabama (State of) Agricultural & Mechanical University; Series 2007,
   Ref. & Capital Improvement RB (INS-Ambac Assurance Corp.) (a)(b)              5.00%      11/01/22    $     1,050    $ 1,080,629
----------------------------------------------------------------------------------------------------------------------------------
  Alabama (State of) Public School & College Authority; Series 1999 C,
   Capital Improvement RB (a)                                                    5.75%      07/01/17          1,400      1,458,730
----------------------------------------------------------------------------------------------------------------------------------
  Baldwin (County of); Series 2006 A, Unlimited Tax GO Wts. (INS-XL
   Capital Assurance Inc.) (a)(b)                                                5.00%      01/01/21          1,000      1,043,870
----------------------------------------------------------------------------------------------------------------------------------
  Birmingham (City of) Special Care Facilities Financing Authority
   (Children's Hospital of Alabama); Series 2002, Health Care Facility
   RB (INS-Ambac Assurance Corp.) (a)(b)                                         5.38%      06/01/23          1,500      1,541,550
----------------------------------------------------------------------------------------------------------------------------------
  Homewood (City of);
   Series 2007, Unlimited Tax Capital Appreciation GO Wts.
   (INS-Financial Security Assurance Inc.) (a)(b)(c)                             4.85%      09/01/36          1,000        209,250
----------------------------------------------------------------------------------------------------------------------------------
   Series 2007, Unlimited Tax GO Wts. (INS-Financial Security Assurance
   Inc.) (a)(b)                                                                  4.25%      09/01/24          1,000        972,390
----------------------------------------------------------------------------------------------------------------------------------
  Jefferson (County of);
   Series 2000, School Limited Obligation Wts. (INS-Financial Security
   Assurance Inc.) (a)(b)                                                        5.50%      02/15/20          1,250      1,287,862
----------------------------------------------------------------------------------------------------------------------------------
     Series 2001 A, Capital Improvement Sewer Revenue Wts. (a)(d)(e)             5.00%      02/01/11            775        821,942
----------------------------------------------------------------------------------------------------------------------------------
  Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee
    Health Group); Series 2000 A, RB (INS-MBIA Insurance Corp.)
    (a)(b)                                                                       6.00%      07/01/29          1,000      1,055,370
----------------------------------------------------------------------------------------------------------------------------------
  Mobile (City of); Series 2008, Unlimited Tax GO Wts. (INS-Financial
   Security Assurance Inc.) (a)(b)                                               4.25%      02/15/29          1,000        938,140
----------------------------------------------------------------------------------------------------------------------------------
  University of Alabama; Series 2004 A, RB (INS-MBIA Insurance Corp.)
   (a)(b)                                                                        5.00%      07/01/29          1,000      1,006,780
----------------------------------------------------------------------------------------------------------------------------------
  University of Alabama (Birmingham Hospital) Series 2006 A, Hospital RB
   (INS-Ambac Assurance Corp.) (a)(b)                                            5.00%      09/01/36          1,000        993,930
==================================================================================================================================
                                                                                                                        12,410,443
==================================================================================================================================
ALASKA - 0.38%

  Alaska (State of) Housing Finance Corp. (State Building Lease); Series
   1999, RB (a)(d)(e)                                                            5.75%      04/01/10          2,000      2,115,560
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN SAMOA - 0.23%

  American Samoa (Territory of); Series 2000, Ref.  Unlimited Tax GO
   (INS-ACA Financial Guaranty Corp.) (a)(b)                                     6.00%      09/01/08          1,280      1,289,293
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA - 0.37%

  Phoenix (City of) Civic Improvement Corp. (Waste Water System); Series
   2000, Jr. Lien RB (INS-Financial Guaranty Insurance Co.) (a)(b)               5.70%      07/01/08          1,055      1,060,655
----------------------------------------------------------------------------------------------------------------------------------
  Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal
   Facilities RB (INS-XL Capital Assurance Inc.) (a)(b)                          5.00%      07/01/24          1,000      1,025,040
==================================================================================================================================
                                                                                                                         2,085,695
==================================================================================================================================
ARKANSAS - 0.87%

  Baxter (County of);
     Series 2007, Ref. Hospital RB (a)                                           4.63%      09/01/28            500        421,395
----------------------------------------------------------------------------------------------------------------------------------
     Series 2007, Ref. Hospital RB (a)                                           5.00%      09/01/26          1,000        904,090
----------------------------------------------------------------------------------------------------------------------------------
  Bentonville (City of) Series 2007, Sales & Use Tax RB (INS-Ambac               4.38%      11/01/25          1,000        984,970
    Assurance Corp.) (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
  North Little Rock (City of) Health Facilities Board (Baptist Health);
   Series 2001, Health Care RB (a)                                               5.70%      07/01/22            500        509,130
----------------------------------------------------------------------------------------------------------------------------------
  Northwest Arkansas Conservation Authority (Waste Water Sytem); Series
   2008 B, RB (a)                                                                5.00%      03/01/33          1,020      1,032,566
----------------------------------------------------------------------------------------------------------------------------------
  Van Buren (County of) Public Facilities Board (Sewer Revenue); Series
    2000, Ref. & Construction Sales & Use Tax RB (INS-Ambac Assurance
   Corp.) (a)(b)                                                                 5.60%      12/01/25          1,000      1,031,300
==================================================================================================================================
                                                                                                                         4,883,451
==================================================================================================================================
CALIFORNIA - 5.93%

  ABAG Finance Authority for Non-Profit Corps. (Lincoln Glen Manor for
   Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage) (a)                     6.10%      02/15/25          1,000      1,012,730
----------------------------------------------------------------------------------------------------------------------------------
  ABAG Finance Authority for Non-Profit Corps. (Lytton Gardens Inc.);
   Series 1999, COP (CEP-Cal-Mortgage) (a)                                       6.00%      02/15/19          1,585      1,605,050
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                         PRINCIPAL
                                                                               INTEREST     MATURITY      AMOUNT
                                                                                 RATE         DATE         (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)

  ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home of
   California); Series 1999, COP (CEP-Cal-Mortgage) (a)                          6.00%      08/15/24    $     1,000    $ 1,012,640
----------------------------------------------------------------------------------------------------------------------------------
  Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-MBIA Insurance
   Corp.) (a)(b)                                                                 6.00%      04/01/22          2,000      2,329,040
----------------------------------------------------------------------------------------------------------------------------------
  California (State of),
     Series 2003, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)            5.00%      02/01/33          2,445      2,472,873
----------------------------------------------------------------------------------------------------------------------------------
     Series 2005, Unlimited Tax GO (a)                                           5.00%      08/01/35          1,000        998,450
----------------------------------------------------------------------------------------------------------------------------------
     Series 2008, Unlimited Tax GO (a)                                           5.00%      03/01/17          2,500      2,663,100
----------------------------------------------------------------------------------------------------------------------------------
  California (State of) Department of Water Resources; Series 2002 A,
    Power Supply RB (a)(d)(e)                                                    5.38%      05/01/12          1,000      1,102,700
----------------------------------------------------------------------------------------------------------------------------------
  California (State of) Educational Facilities Authority (Fresno Pacific
   University); Series 2000 A, RB (a)                                            6.05%      03/01/11          1,350      1,422,860
----------------------------------------------------------------------------------------------------------------------------------
  California (State of); Series 2006 2, Ref. Unlimited Tax GO (INS-Ambac
   Assurance Corp.) (a)(b)                                                       4.60%      09/01/26          1,500      1,476,180
----------------------------------------------------------------------------------------------------------------------------------
  Contra Costa (County of) Water District; Series 2007 O, Ref. Water RB
   (INS-Ambac Assurance Corp.) (a)(b)                                            5.00%      10/01/25          1,910      1,985,464
----------------------------------------------------------------------------------------------------------------------------------
  El Centro (City of) Financing Authority; Series 2006 A, Water RB
   (INS-Financial Security Assurance Inc.) (a)(b)                                5.00%      10/01/26          2,000      2,057,980
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen Elementary School District; Series 2007 A, Unlimited Tax GO
   (INS-Financial Security Assurance Inc.) (a)(b)                                4.38%      08/01/28          1,700      1,636,845
----------------------------------------------------------------------------------------------------------------------------------
  Folsom (City of) Public Financing Authority; Series 2007 A, Special
   Obligation Tax RB (INS-Ambac Assurance Corp.) (a)(b)                          5.00%      09/01/28          1,000      1,012,570
----------------------------------------------------------------------------------------------------------------------------------
  Foothill/Eastern Corridor Agency (California Toll Road); Series 1995 A,
   Sr. Lien RB (a)(d)(e)                                                         6.00%      01/01/10            400        424,092
----------------------------------------------------------------------------------------------------------------------------------
  Hesperia (City of) Public Financing Authority (Redevelopment &
   Housing); Series 2007 A, RB (INS-XL Capital Assurance Inc.) (a)(b)            5.00%      09/01/31            500        461,555
----------------------------------------------------------------------------------------------------------------------------------
  Los Angeles (City of) Unified School District (Election 2002); Series
   2007 B, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)                   4.50%      07/01/26          2,000      1,956,180
----------------------------------------------------------------------------------------------------------------------------------
  Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB
   (INS-Ambac Assurance Corp.) (a)(b)                                            4.63%      12/01/32          1,000        951,320
----------------------------------------------------------------------------------------------------------------------------------
  Montclair (City of) Financing Authority (Public Facilities); Series
   2005, Lease RB (INS-Ambac Assurance Corp.) (a)(b)                             4.60%      10/01/25          1,150      1,117,731
----------------------------------------------------------------------------------------------------------------------------------
  Montclair (City of) Redevelopment Agency (Redevelopment Project Area
    No. III); Series 2007 A, Ref. Tax Allocation RB (INS-Ambac Assurance
   Corp.) (a)(b)                                                                 4.63%      09/01/31          1,500      1,389,855
----------------------------------------------------------------------------------------------------------------------------------
  Sacramento (City of) Financing Authority (Convention Center Hotel);
   Series 1999 A, Sr. RB (a)(c)(d)                                               6.25%      01/01/09            600        563,700
----------------------------------------------------------------------------------------------------------------------------------
  Saugus (City of) Union School District; Series 2005 B, Unlimited Tax GO
   (a)(d)(e)                                                                     5.00%      08/01/15          2,000      2,226,780
----------------------------------------------------------------------------------------------------------------------------------
  Southern California Public Power Authority (Project No. 1); Series 2007
   A, RB (a)                                                                     5.00%      11/01/33          1,500      1,441,515
==================================================================================================================================
                                                                                                                        33,321,210
==================================================================================================================================
COLORADO - 3.59%

  Arapahoe (County of) Water & Waste Water Authority; Series 2007, Ref.
   RB (INS-Financial Security Assurance Inc.) (a)(b)                             5.00%      12/01/33          1,000      1,021,330
----------------------------------------------------------------------------------------------------------------------------------
  Aurora (City of); Series 2000, Public Improvement COP (a)(d)(e)                5.50%      12/01/10          3,330      3,585,944
----------------------------------------------------------------------------------------------------------------------------------
  Boulder (County of); Series 2005 A, Open Space Capital Improvement
   Trust Fund RB (INS-Financial Security Assurance Inc.) (a)(b)                  5.00%      01/01/24          4,145      4,306,282
----------------------------------------------------------------------------------------------------------------------------------
  Colorado (State of) E-470 Public Highway Authority; Series 2000 A, Sr.
   RB (a)(d)(e)                                                                  5.75%      09/01/10          1,000      1,088,140
----------------------------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural Facilities Authority (Peak
    to Peak Project); Series 2004, Ref. & Improvement Charter School RB
   (INS-XL Capital Assurance Inc.) (a)(b)                                        5.25%      08/15/24          1,000      1,022,980
----------------------------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority (Exempla Inc.);
     Series 2002 A, RB (a)                                                       5.50%      01/01/23          2,850      2,917,830
----------------------------------------------------------------------------------------------------------------------------------
     Series 2002 A, RB (a)                                                       5.63%      01/01/33          2,000      2,017,320
----------------------------------------------------------------------------------------------------------------------------------
  Denver (City of) Health & Hospital Authority; Series 2004 A, Ref.
    Health Care RB (a)(d)(e)                                                     6.25%      12/01/14            750        877,807
----------------------------------------------------------------------------------------------------------------------------------
  Meridian Metropolitan District; Series 2001 B, Ref. & Improvement
   Unlimited Tax GO (INS-Radian Asset Assurance, Inc.) (a)(b)                    5.00%      12/01/25            750        737,063
----------------------------------------------------------------------------------------------------------------------------------
  Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB
   (a)(d)(e)                                                                     5.25%      06/15/11          1,000      1,078,950
----------------------------------------------------------------------------------------------------------------------------------
  Superior (City of) Metropolitan District No. 1; Series 2006, Ref. RB
   (INS-Ambac Assurance Corp.) (a)(b)                                            5.00%      12/01/23          1,450      1,510,204
==================================================================================================================================
                                                                                                                        20,163,850
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                        PRINCIPAL
                                                                                INTEREST    MATURITY     AMOUNT
                                                                                  RATE        DATE        (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT - 2.12%

  Connecticut (State of) (Bradley International Airport); Series 2000 A,
    Special Obligation Parking RB (INS-ACA Financial Guaranty Corp.)
   (a)(b)(f)                                                                     6.60%      07/01/24    $     1,250    $ 1,230,238
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) (Transportation Infrastructure);
     Series 1991 B, Special Obligation Tax RB (a)                                6.50%      10/01/10            530        578,919
----------------------------------------------------------------------------------------------------------------------------------
     Series 1991 B, Special Obligation Tax RB (a)                                6.50%      10/01/12          1,500      1,710,450
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Area Cooperative Educational Services (Staff            5.63%      07/15/19          1,060      1,039,213
    Development/Administration Facilities); Series 1999, Unlimited Tax GO
    (INS-ACA Financial Guaranty Corp.) (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational Facilities Authority
    (Bridgeport Hospital); Series 1992 A, RB (INS-MBIA Insurance Corp.)
   (a)(b)                                                                        6.63%      07/01/18            500        501,545
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational Facilities Authority
   (Loomis Chaffee School); Series 2001 D, RB (a)(d)(e)                          5.25%      07/01/11          1,000      1,084,840
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority (Group Home Mortgage);
    Series 2000 GH-5, Special Obligation RB (INS-Ambac Assurance Corp.)
   (a)(b)                                                                        5.85%      06/15/30            500        507,740
----------------------------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority (Housing Mortgage
    Finance Program);
     Series 1996 C-1, RB (a)                                                     6.30%      11/15/17          1,015      1,032,235
----------------------------------------------------------------------------------------------------------------------------------
     Series 1998 C, RB (a)(f)                                                    5.50%      11/15/35          1,775      1,757,569
----------------------------------------------------------------------------------------------------------------------------------
  New Britain (City of); Series 1992, Unlimited Tax GO (INS-MBIA                 6.00%      02/01/11            400        432,400
    Insurance Corp.) (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
  Somers (City of); Series 1990, Unlimited Tax GO (a)                            6.00%      12/01/10            190        207,208
----------------------------------------------------------------------------------------------------------------------------------
  University of Connecticut; Series 2000 A, Student Fee RB (a)(d)(e)             6.00%      11/15/10          1,325      1,453,777
----------------------------------------------------------------------------------------------------------------------------------
  Westbrook (City of); Series 1992, Unlimited Tax GO (INS-MBIA Insurance
   Corp.) (a)(b)                                                                 6.40%      03/15/10            380        406,699
==================================================================================================================================
                                                                                                                        11,942,833
==================================================================================================================================
DELAWARE - 0.05%

  Delaware (State of) Economic Development Authority (Osteopathic
   Hospital Association); Series 1993 A, RB (a)(e)                               6.75%      01/01/13            250        272,750
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.41%

  District of Columbia (George Washington University); Series 2001 A, RB
   (INS-MBIA Insurance Corp.) (a)(b)                                             5.13%      09/15/31          1,000       1,017,370
---------------------------------------------------------------------------------------------------------------------------------
  District of Columbia (Gonzaga College High School); Series 1999, RB
   (INS-Financial Security Assurance Inc.) (a)(b)                                5.38%      07/01/19          1,055      1,081,238
----------------------------------------------------------------------------------------------------------------------------------
  District of Columbia (Mandarin Oriental Hotel Project); Series 2002,
   Tax Increment RB (INS-Financial Security Assurance Inc.) (a)(b)               5.25%      07/01/22            200        208,772
==================================================================================================================================
                                                                                                                         2,307,380
==================================================================================================================================
FLORIDA - 2.07%

  Bartow (City of); Series 2006, Ref. Water & Sewer System RB
   (INS-Financial Guaranty Insurance Co.) (a)(b)                                 4.25%      10/01/29          5,000      4,520,950
----------------------------------------------------------------------------------------------------------------------------------
  Crossings at Fleming Island Community Development District; Series 2000
   B, Ref. Special Assessment RB (INS-MBIA Insurance Corp.) (a)(b)               5.80%      05/01/16          1,000      1,054,930
----------------------------------------------------------------------------------------------------------------------------------
  Fort Lauderdale (City of) Water and Waste Water; Series 2008, RB (a)           4.75%      09/01/36          1,500      1,461,150
----------------------------------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities Authority (Ascension Health
   Credit Group); Series 2002 A, RB (a)                                          5.25%      11/15/32          1,500      1,513,575
----------------------------------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) (Miami International Airport); Series 2000 B,
   Aviation RB (INS-Financial Guaranty Insurance Co.) (a)(b)                     5.75%      10/01/29          2,000      2,063,640
----------------------------------------------------------------------------------------------------------------------------------
  Sunrise (City of) Utility System; Series 1998, Ref. RB (INS-Ambac
   Assurance Corp.) (a)(b)                                                       5.00%      10/01/28          1,000      1,013,730
==================================================================================================================================
                                                                                                                        11,627,975
==================================================================================================================================
GEORGIA - 0.89%

  Dahlonega (City of) Water & Waste Water; Series 2008 A, Water RB
   (INS-Assured Guaranty Ltd.) (a)(b)                                            5.25%      09/01/30          1,750      1,807,628
----------------------------------------------------------------------------------------------------------------------------------
  Gilmer (County of) Building Authority (Courthouse); Series 2005 A, RB
   (INS-XL Capital Assurance Inc.) (a)(b)                                        5.00%      04/01/29          1,000      1,005,170
----------------------------------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB
   (a)(d)(e)                                                                     5.25%      08/01/12          2,000      2,184,440
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,997,238
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS - 6.55%

  Bellwood (City of); Series 2002, Unlimited Tax GO (a)(d)(e)                    5.25%      12/01/12          1,000      1,096,780
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

   Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA
      Collateralized MFH RB (CEP-GNMA) (a)(f)                                        6.13%    02/20/42     $1,535    $ 1,552,760
--------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of);
      Series 2000 C, Project & Ref. Unlimited Tax GO (a)(d)(e)                       5.50%    07/01/10      1,755      1,884,466
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 C, Project & Ref. Unlimited Tax GO (INS-Financial Guaranty
         Insurance Co.) (a)(b)                                                       5.50%    01/01/40        995      1,024,193
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Special Transportation RB (a)(d)(e)                               5.25%    01/01/27      1,000      1,029,030
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Project & Ref. Unlimited Tax GO (a)(d)(e)                       5.25%    01/01/11      2,980      3,202,696
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Project & Ref. Unlimited Tax GO
         (INS-MBIA Insurance Corp.) (a)(b)                                           5.25%    01/01/33        960        972,979
--------------------------------------------------------------------------------------------------------------------------------
   Cook (County of); Series 2004 B, Capital Improvement Unlimited Tax GO
      (INS-MBIA Insurance Corp.) (a)(b)                                              5.00%    11/15/29      1,000      1,016,680
--------------------------------------------------------------------------------------------------------------------------------
   Freeport (City of); Series 2000, Sewer System Improvements Unlimited Tax
      GO (a)(d)(e)                                                                   6.00%    12/01/10      1,000      1,097,350
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Department of Central Management Services; Series 1999,
      COP (INS-MBIA Insurance Corp.) (a)(b)                                          5.85%    07/01/19      1,750      1,811,215
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Adventist Health
      Systems); Series 1997 A, RB (INS-MBIA Insurance Corp.) (a)(b)                  6.00%    11/15/11      2,500      2,702,525
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Northwestern
      University); Series 1997, Adjustable Rate Medium Term RB (a)(d)(e)             5.25%    11/01/14      1,000      1,119,880
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Robert Morris College);
      Series 2000, RB (INS-MBIA Insurance Corp.) (a)(b)                              5.75%    06/01/20      1,305      1,307,897
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, RB (INS-MBIA Insurance Corp.) (a)(b)                              5.80%    06/01/30      1,000      1,001,360
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority,
      (Noble Network Charter Schools); Series 2007 A RB (INS-ACA Financial
         Guaranty Corp.) (a)(b)                                                      5.00%    09/01/27      1,000        808,310
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (INS-Assured Guranty) (a)(b)                                   5.25%    08/15/33      2,000      2,018,860
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Blessing Hospital); Series
      1999 A, RB (a)(d)(e)                                                           6.00%    11/15/09      1,000      1,056,000
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Evangelical Hospital Corp.);
      Series 1992 A, Ref. RB (a)(e)                                                  6.25%    04/15/22      1,000      1,199,800
--------------------------------------------------------------------------------------------------------------------------------
      Series 1992 C, RB (a)(e)                                                       6.25%    04/15/22      1,150      1,379,770
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply RB
      (INS-Financial Guaranty Insurance Co.) (a)(b)                                  5.00%    02/01/26      4,000      4,110,800
--------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
      Series 2002 A, Capital Appreciation Dedicated State Tax RB (INS-MBIA
         Insurance Corp.) (a)(b)(c)                                                  5.94%    06/15/30      1,000        311,180
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Dedicated State Tax RB (INS-MBIA Insurance Corp.) (a)(b)        5.25%    06/15/42      1,000      1,017,860
--------------------------------------------------------------------------------------------------------------------------------
   Will (County of) School District No. 086 (Joliet);
      Series 2006 B, Ref. Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)(b)                                                                5.00%    03/01/20      1,680      1,781,371
--------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. Unlimited Tax GO (INS-Financial Security Assurance
         Inc.) (a)(b)                                                                5.00%    03/01/24      1,000      1,038,610
--------------------------------------------------------------------------------------------------------------------------------
   Will (County of) School District No. 122 (New Lenox);
      Series 2000 A, Unlimited Tax GO (a)(d)(e)                                      6.50%    11/01/10         80         87,879
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Unlimited Tax GO (a)(d)(e)                                      6.50%    11/01/10        510        560,225
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Unlimited Tax GO (a)(d)(e)                                      6.50%    11/01/10        575        631,626
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      36,822,102
================================================================================================================================

INDIANA-5.90%

   East Allen (County of) Multi-School Building Corp.; Series 2000, First
      Mortgage RB (a)(d)(e)                                                          5.75%    01/15/10        735        775,366
--------------------------------------------------------------------------------------------------------------------------------
   Hancock (County of) & Mount Vernon (City of) Multi-School Building Corp.;
      Series 2001 A, First Mortgage RB (a)(d)(e)                                     5.45%    07/15/11      1,000      1,084,220
--------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Bond Bank; Series 2000 A, Special Program RB (a)(d)(e)         5.90%    02/01/10      1,000      1,068,460
--------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Transportation Finance Authority;
      Series 2000, Highway RB (a)(d)(e)                                              5.38%    12/01/10        435        465,959
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Highway RB (a)(d)(e)                                              5.38%    12/01/10      1,565      1,676,381
--------------------------------------------------------------------------------------------------------------------------------
   Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
      Series 2002 A, RB (a)(d)(e)                                                    5.25%    07/01/12      1,000      1,088,480
--------------------------------------------------------------------------------------------------------------------------------
   Lafayette (City of); Series 2002, Sewer RB (a)(d)(e)                              5.15%    07/01/12      1,000      1,093,440
--------------------------------------------------------------------------------------------------------------------------------
   Noblesville (City of) Redevelopment Authority (Lease Rental 146th Street
      Extension);
      Series 2006 A, Economic Development RB (a)                                     5.25%    08/01/25      1,570      1,597,177
--------------------------------------------------------------------------------------------------------------------------------
   Noblesville (City of) Redevelopment Authority (Lease Rental 146th Street
      Extension);
      Series 2006 A, Economic Development RB (a)                                     5.25%    08/01/21      1,000      1,035,070
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

   Northern Wells (City of) Community School Building Corp.; Series 2002, First
      Mortgage RB (a)(d)(e)                                                          5.40%    07/15/12     $  500    $   544,470
--------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref.
      PCR (INS-MBIA Insurance Corp.) (a)(b)                                          5.40%    08/01/17      9,850     10,921,877
--------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref.
      PCR (a)                                                                        5.75%    08/01/21      4,000      4,030,200
--------------------------------------------------------------------------------------------------------------------------------
   Rockport (City of) (AEP Generating Co.); Series 1995 A, Ref. Adjustable Rate
      PCR (INS-Ambac Assurance Corp.) (a)(b)                                         4.15%    07/01/25      2,000      2,073,200
--------------------------------------------------------------------------------------------------------------------------------
   Rockville (City of) School Building Corp.; Series 2006, First Mortgage RB
      (INS-Financial Security Assurance Inc.) (a)(b)                                 5.00%    07/15/26      3,430      3,535,781
--------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (County of) Hospital Authority (Memorial Health System);
      Series 2000, Health System RB (a)(d)(e)                                        5.63%    02/15/11      1,000      1,075,500
--------------------------------------------------------------------------------------------------------------------------------
   Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage Unlimited
      Tax GO (a)(d)(e)                                                               5.50%    07/15/11      1,000      1,079,370
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,144,951
================================================================================================================================

KANSAS-0.70%

   Kansas (State of ) Development Finance Authority (Stormont-Vail Healthcare
      Inc.); Series 2007 L, Health Facilities RB (INS-MBIA Insurance Corp.)
      (a)(b)                                                                         5.13%    11/15/32      1,200      1,223,088
--------------------------------------------------------------------------------------------------------------------------------
   Overland Park Development Corp. (Overland Park Convention Center Hotel);
      Series 2001 A, First Tier RB (a)(d)(e)                                         7.38%    01/01/11      1,635      1,829,990
--------------------------------------------------------------------------------------------------------------------------------
   University of Kansas Hospital Authority (KU Health Systems); Series 2006,
      Ref. & Improvement Health Facilities RB (a)                                    4.50%    09/01/32      1,000        870,730
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,923,808
================================================================================================================================

KENTUCKY-0.61%

   Franklin (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)(b)                     4.25%    05/01/26      2,065      1,967,470
--------------------------------------------------------------------------------------------------------------------------------
   Spencer (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)(b)                     4.50%    08/01/27      1,480      1,453,730
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,421,200
================================================================================================================================

LOUISIANA-4.37%

   East Baton Rouge (Parish of) Sewer Commision;
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)(b)          5.00%    02/01/25      1,000      1,034,950
--------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)(b)          5.00%    02/01/26      1,000      1,031,640
--------------------------------------------------------------------------------------------------------------------------------
   Lafayette (City of);
      Series 2000 A, Public Improvement Sales Tax RB (a)(d)(e)                       5.50%    03/01/10      2,360      2,522,604
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Communications Systems RB (INS-XL Capital Assurance Inc.)
         (a)(b)                                                                      4.63%    11/01/24      2,000      2,011,440
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Local Government Environmental Facilities & Community
   Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB
      (INS-Ambac Assurance Corp.) (a)(b)                                             5.20%    10/01/20      1,760      1,822,586
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Local Government Environmental Facilities & Community
   Development Authority;
   Series 2000, Capital Projects & Equipment Acquisitions RB (INS-ACA Financial
   Guaranty Corp.) (a)(b)                                                            6.55%    09/01/25      5,290      5,142,779
--------------------------------------------------------------------------------------------------------------------------------
   Series 2000 A, Capital Projects & Equipment Acquisitions RB (INS-Ambac
      Assurance Corp.) (a)(b)                                                        6.30%    07/01/30      2,000      2,134,020
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Black & Gold Facilities);
      Series 2007 A, RB (INS-CIFG Assurance North America, Inc.) (a)(b)              5.00%    07/01/32      1,000        965,930
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
      Series 2002 B, RB (a)(d)(e)                                                    5.50%    05/15/26      1,000      1,117,310
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Tulane University); Series
      2002 A, RB (a)(d)(e)                                                           5.13%    07/01/12      2,100      2,267,076
--------------------------------------------------------------------------------------------------------------------------------
   Ouachita (Parish of) Hospital Service District No. 1 (Glenwood Regional
      Medical Center); Series 1996, Ref. Hospital RB (a)(d)(e)                       5.70%    05/15/10      1,000      1,064,520
--------------------------------------------------------------------------------------------------------------------------------
   St. John Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB (a)          5.13%    06/01/37      2,150      1,953,511
--------------------------------------------------------------------------------------------------------------------------------
   St. John Baptist (Parish of) Sales Tax District; Series 1987, RB (a)(e)           7.60%    01/01/09        500        518,045
--------------------------------------------------------------------------------------------------------------------------------
   Tangipahoa (Parish of) Hospital Service District No. 1 (North Oaks Medical
      Center); Series 2003 A, Ref. Hospital RB (a)                                   5.00%    02/01/25      1,000        984,330
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,570,741
================================================================================================================================



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND-1.03%

   Baltimore (City of) (Water Project); Series 1994 A, RB (a)(e)                     5.00%    07/01/24     $1,000    $ 1,064,990
--------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Economic Development Corp. (University of Maryland
      College Park);
      Series 2006, Ref. Student Housing RB (INS-CIFG Assurance North America,
         Inc.) (a)(b)                                                                5.00%    06/01/24      2,000      2,035,820
--------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Lifebridge Health);
      Series 2008, RB (a)                                                            4.75%    07/01/38        500        491,310
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (a)                                                            4.75%    07/01/39      1,000        915,080
--------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (University of Maryland Medical System); Series 2001, RB (a)(d)(e)             5.25%    07/01/11      1,000      1,070,960
--------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Washington County Hospital); Series 2008, RB (a)                              5.75%    01/01/33        200        193,090
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,771,250
================================================================================================================================

MASSACHUSETTS-2.87%

   Boston (City of) Water & Sewer Commission; Sr. Series 1993 A, RB (INS-MBIA
      Insurance Corp.) (a)(b)                                                        5.25%    11/01/19      5,385      5,916,769
--------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr.
      Sales Tax RB (a)(d)(e)                                                         5.00%    07/01/12      1,500      1,618,155
   Massachusetts (State of) Development Finance Agency (Boston University);
      Series 1999 P, RB (a)                                                          6.00%    05/15/59      5,500      5,854,310
   Massachusetts (State of) Development Finance Agency (College Issue);
      Series 2003 B, RB (CEP-XL Capital Ltd.) (a)                                    5.25%    07/01/33      1,000      1,005,300
   Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
      Series 2007 A, Facilities RB (a)                                               5.00%    11/15/14      1,000        950,410
   Massachusetts (State of); Series 2000 A, Consumer Lien Limited Tax GO (a)         5.75%    02/01/09        785        807,043
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,151,987
================================================================================================================================

MICHIGAN-4.31%

   Allegan (City of) Public School District; Series 2000, Unlimited Tax GO
      (a)(d)(e)                                                                      5.75%    05/01/10        500        532,140
--------------------------------------------------------------------------------------------------------------------------------
   Almont (City of) Community Schools; Series 2002, Ref. School Building & Site
      Unlimited Tax GO (a)(d)(e)                                                     5.00%    11/01/12      1,000      1,080,350
--------------------------------------------------------------------------------------------------------------------------------
   Bullock Creek School District; Series 2000, Unlimited Tax GO (a)(d)(e)            5.50%    05/01/10      1,000      1,058,450
--------------------------------------------------------------------------------------------------------------------------------
   Caledonia (City of) Community Schools;
      Series 2000, Unlimited Tax GO (a)(d)(e)                                        5.50%    05/01/10      1,000      1,058,450
--------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Unlimited Tax GO (INS-MBIA Insurance Corp.) (a)(b)           5.00%    05/01/25      1,000      1,030,300
--------------------------------------------------------------------------------------------------------------------------------
   Chippewa Valley Schools;
      Series 2002, Ref. Unlimited Tax GO (a)(d)(e)                                   5.13%    05/01/12      1,000      1,078,540
--------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Unlimited Tax GO (INS-MBIA Insurance Corp.) (a)(b)           5.00%    05/01/24      1,850      1,904,926
--------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Water Supply System;
      Series 2001 A, Sr. Lien RB (a)(d)(e)                                           5.25%    07/01/11      1,655      1,775,021
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Sr. Lien RB (a)(d)(e)                                           5.25%    07/01/11      1,845      1,978,799
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Sr. Lien RB (INS-Financial Guaranty Insurance Co.) (a)(b)       5.00%    07/01/30      5,000      5,019,950
--------------------------------------------------------------------------------------------------------------------------------
   Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax
      Increment TAN (INS-Financial Guaranty Insurance Co.) (a)(b)                    5.13%    06/01/24      1,000      1,013,700
--------------------------------------------------------------------------------------------------------------------------------
   Lake Orion (City of) Community School District; Series 2000 A, Unlimited Tax
      GO (a)(d)(e)                                                                   6.00%    05/01/10        500        534,050
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority (Drinking Water Revolving Fund);
      Series 2000, RB (a)(d)(e)                                                      5.50%    10/01/10      1,000      1,080,230
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series
      2001 A, RB (INS-Ambac Assurance Corp.) (a)(b)                                  5.25%    01/01/24      2,500      2,589,675
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr.
      RB (a)                                                                         6.00%    06/01/34      1,500      1,415,250
--------------------------------------------------------------------------------------------------------------------------------
   Newaygo (City of) Public Schools; Series 2000, Unlimited Tax GO (a)(d)(e)         5.50%    05/01/10      1,000      1,058,450
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,208,281
================================================================================================================================

   MINNESOTA-0.37%

   Minneapolis (City of) and St. Paul (City of) Metropolitan Airports
      Commission; Sub.S eries 2007 B Ref. RB (a)(b)                                  5.00%    01/01/25      1,000      1,011,140
--------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of); Series 2000 A, Parking Ramp Unlimited Tax GO (a)           5.90%    12/01/20      1,000      1,058,770
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,069,910
================================================================================================================================



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI-1.27%

   Mississippi (State of) Development Bank (Lowndes County Individual
      Development)
      Series 2007, Special Obligation RB (INS-Financial Security Assurance Inc.)
         (a)(b)                                                                      5.00%    07/01/27     $1,000    $  1,041,700
---------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Higher Education Assistance Corp.; Sub. Series 1994 C,
      RB (CEP- Gtd. Student Loans) (a)(f)                                            7.50%    09/01/09      5,000       5,010,750
---------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest
      County General Hospital); Series 2000, RB (a)(d)(e)                            5.50%    01/01/11      1,000       1,077,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,129,530
=================================================================================================================================

MISSOURI-2.66%

   Bi-State Development Agency (Metrolink Cross Country) Series 2007, Mass
      Transit Sales Tax RB (a)                                                       5.00%    10/01/33      1,500       1,445,610
---------------------------------------------------------------------------------------------------------------------------------
   Cass (County of); Series 2007, Hospital RB (a)                                    5.38%    05/01/22      1,000         976,940
---------------------------------------------------------------------------------------------------------------------------------
   Gladstone (City of); Series 2006 A, COP (INS-XL Capital Assurance Inc.) (a)(b)    5.00%    06/01/22      1,295       1,336,608
---------------------------------------------------------------------------------------------------------------------------------
   Jasper (County of) Reorganized School District No. R-9 (Missouri Direct
      Deposit Program); Series 2006, Unlimited Tax GO (INS-Financial Security
      Assurance Inc.) (a)(b)                                                         5.00%    03/01/22      1,000       1,054,860
---------------------------------------------------------------------------------------------------------------------------------
   Jefferson City (City of) School District (Missouri Direct Deposit Program);
      Series 2007, Ref. & Improvement Unlimited Tax GO (INS-MBIA Insurance
      Corp.) (a)(b)                                                                  4.63%    03/01/27        500         499,035
---------------------------------------------------------------------------------------------------------------------------------
   Ladue (City of) School District; Series 2007, Ref. & Improvement Unlimited
      Tax GO (a)                                                                     4.75%    03/01/27      1,000       1,011,440
---------------------------------------------------------------------------------------------------------------------------------
   Miller (County of) Reorganized School District No. 2; Series 2006, Unlimited
      Tax GO (INS-Financial Security Assurance Inc.) (a)(b)                          5.00%    03/01/21      1,000       1,057,590
---------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Environmental Improvement & Energy Resources Authority
      (State Revolving Fund); Series 1995 C, Water PCR (a)                           5.85%    01/01/10        270         270,675
---------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority (Washington
      University);
      Series 2001 A, RB (a)(d)(e)                                                    5.13%    06/15/11      4,000       4,289,960
---------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
      Series 2006 A, Power Project RB (INS-Ambac Assurance Corp.) (a)(b)             5.00%    01/01/34      1,000         997,070
---------------------------------------------------------------------------------------------------------------------------------
   Neosho (City of) Reorganzied School District No. R-05 (Missouri Direct
      Deposit Program); Series 2006, School Building Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)(b)                                 5.00%    03/01/23      1,000       1,050,090
---------------------------------------------------------------------------------------------------------------------------------
   St Louis (City of) Municipal Finance Corp. (Recreational Sales Tax);
      Series 2007, Leasehold RB (INS-Ambac Assurance Corp.) (a)(b)                   4.50%    02/15/28      1,000         981,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,971,818
=================================================================================================================================

NEBRASKA-0.36%

   University of Nebraska (Omaha Student Facilities); Series 2007, University
      RB (a)                                                                         5.00%    05/15/32      1,000       1,019,640
---------------------------------------------------------------------------------------------------------------------------------
   University of Omaha (Health and Recreation); Series 2008 RB (a)                   5.00%    05/15/33      1,000       1,020,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,040,190
=================================================================================================================================

NEVADA-2.19%

   Clark (County of);
      Series 2001, Bond Bank Limited Tax GO (a)(d)(e)                                5.00%    06/01/11      2,870       3,060,683
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Bond Bank Limited Tax GO (INS-Financial Guaranty Insurance
         Co.) (a)(b)                                                                 5.00%    06/01/31      2,130       2,141,949
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Airport Sub.-Lien RB (a)(d)(e)                                  5.13%    07/01/11      2,250       2,411,798
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Airport Sub.-Lien RB (a)(d)(e)                                  5.25%    07/01/11      1,500       1,613,490
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A-2, Airport Sub.-Lien RB (INS-Financial Guaranty Insurance
         Co.) (a)(b)                                                                 5.13%    07/01/25      1,000       1,017,610
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A-2, Airport Sub.-Lien RB (INS-Financial Guaranty Insurance
         Co.) (a)(b)                                                                 5.13%    07/01/27      1,000       1,012,300
---------------------------------------------------------------------------------------------------------------------------------
   Truckee Meadows Water Authority; Series 2001 A, Water RB (a)(d)(e)                5.13%    07/01/11      1,000       1,071,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       12,329,740
=================================================================================================================================

NEW JERSEY-1.37%

   New Jersey (State of) Economic Development Authority (Continental Airlines,
      Inc.);
      Series 1999, Special Facility RB (a)(f)                                        6.40%    09/15/23      1,000         876,960
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facility RB (a)(f)                                        7.00%    11/15/30      4,000       3,668,560
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2002,
      Asset-Backed RB (a)(d)(e)                                                      5.38%    06/01/12      1,485       1,615,056
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A,
      Transportation System RB (a)(e)                                                5.50%    06/15/10      1,440       1,530,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,691,282
=================================================================================================================================



See accompanying notes which are an integral part of this schedule

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO-0.76%

   New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public
      Project Revolving Fund RB (INS-MBIA Insurance Corp.) (a)(b)                    5.00%    06/01/26     $2,000    $  2,045,240
---------------------------------------------------------------------------------------------------------------------------------
   San Juan (County of); Sub. Series 2008, Gross Receipts Tax RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                4.38%    06/15/25      1,000         979,310
---------------------------------------------------------------------------------------------------------------------------------
   Santa Fe (City of); Series 2006 B, Ref. Gross Receipts Tax RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                5.00%    06/01/22      1,185       1,243,503
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,268,053
=================================================================================================================================

NEW YORK-4.74%

   Metropolitan Transportation Authority (Dedicated Tax Fund); Series 2000 A,
      RB (a)(d)(e)                                                                   5.88%    04/01/10      1,500       1,597,350
---------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Transportation Authority (Service Contract); Series 2002 A,
      Ref. RB (a)                                                                    5.13%    01/01/29      1,000       1,015,430
---------------------------------------------------------------------------------------------------------------------------------
   New York (City of) Municipal Water Finance Authority;
      Series 2000 B, Water & Sewer System RB (a)(d)(e)                               6.00%    06/15/10        935       1,013,353
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 B, Water & Sewer System RB (a)                                     6.00%    06/15/33        565         606,516
---------------------------------------------------------------------------------------------------------------------------------
   New York (City of); Series 2005 J, Unlimited Tax GO (a)                           5.00%    03/01/23      5,000       5,136,300
---------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (The New York and Presbyterian
      Hospital); Series 2007, FHA Insured Mortgage Hospital RB
      (INS-Financial Security Assurance Inc.) (a)(b)                                 4.75%    02/15/23      1,000       1,022,810
---------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Environmental Facilities Corp.; Series 1991 E, State
      Water Revolving Fund PCR (a)                                                   6.88%    06/15/10        530         531,717
---------------------------------------------------------------------------------------------------------------------------------
   Port Authority of New York & New Jersey (Consolidated Ninety-Third); Series
      1994, RB (a)                                                                   6.13%    06/01/94      5,250       5,934,285
---------------------------------------------------------------------------------------------------------------------------------
   Triborough Bridge & Tunnel Authority;
      Series 1992 Y, General Purpose RB (a)(e)                                       5.50%    01/01/17      2,900       3,255,859
---------------------------------------------------------------------------------------------------------------------------------
      Series 1993 B, General Purpose RB (a)(e)                                       5.00%    01/01/20      1,935       2,117,684
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, General Purpose RB (a)                                          5.00%    11/15/35      2,000       2,045,960
---------------------------------------------------------------------------------------------------------------------------------
   TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB (a)                5.00%    06/01/26      2,500       2,382,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       26,659,889
=================================================================================================================================

NORTH CAROLINA-0.64%

   North Carolina (State of) Eastern Municipal Power Agency; Series 1993 A,
      Power System RB (a)(e)                                                         6.13%    01/01/10      1,500       1,587,090
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Housing Finance Agency; Series 1996 II, Single
      Family RB (CEP-FHA) (a)                                                        6.20%    03/01/16        180         183,807
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Municipal Power Agency (No. 1 Catawba Electric);
      Series 1990, RB (a)(e)                                                         6.50%    01/01/10        260         277,321
---------------------------------------------------------------------------------------------------------------------------------
   University of North Carolina; Series 2008 A, RB (INS-Assured Guaranty Ltd.)
      (a)(b)                                                                         5.00%    10/01/33      1,500       1,541,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,589,828
=================================================================================================================================

NORTH DAKOTA-0.41%

   North Dakota (State of) Board of Higher Education (North Dakota State
      University); Series 2007, Housing & Auxillary Facilities RB
      (INS-Ambac Assurance Corp.) (a)(b)                                             5.00%    04/01/24      1,160       1,202,120
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Housing & Auxillary Facilities RB (INS-Ambac Assurance Corp.)
         (a)(b)                                                                      5.00%    04/01/27      1,085       1,113,177
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,315,297
=================================================================================================================================

OHIO-3.19%

   Buckeye (City of) Tobacco Settlement Financing Authority;
      Series 2007 A-1, Sr. Asset-Backed RB (a)                                       5.00%    06/01/17        515         501,605
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, RB (a)                                                        5.13%    06/01/24        500         469,980
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB (a)                                       5.38%    06/01/24      2,500       2,415,100
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB (a)                                       5.88%    06/01/47      2,150       1,897,289
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB (a)                                       6.00%    06/01/42        900         827,082
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of) Waterworks; Series 1993 G, Ref. First Mortgage RB
      (INS-MBIA Insurance Corp.) (a)(b)                                              5.50%    01/01/21      3,300       3,734,115
---------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of); Series 2003 A, Ref. RB (a)                                  5.50%    01/01/29      2,000       2,041,160
---------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of) (Grandview Hospital & Medical Center); Series 1997,
      Ref. Hospital RB (a)(d)(e)                                                     5.50%    12/01/09      1,000       1,049,120
---------------------------------------------------------------------------------------------------------------------------------
   Ohio (State of) Air Quality Development Authority; (Columbus Southern Power
      Co.), Series 2007 RB (INS-MBIA Insurance Corp.) (a)(b)(f)(g)                   5.10%    11/01/42      1,750       1,751,505
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

   Plain (City of) Local School District;
      Series 2000, Unlimited Tax GO (a)(d)(e)                                        6.00%    06/01/11     $  410    $    449,876
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (INS-Financial Guaranty Insurance Co.)
         (a)(b)                                                                      6.00%    12/01/25         90          95,206
---------------------------------------------------------------------------------------------------------------------------------
   Stark (County of) Lake Ohio Local School District; Series 2000, Unlimited Tax
         GO (a)(d)(e)                                                                5.75%    12/01/10      2,500       2,704,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       17,936,438
=================================================================================================================================

OKLAHOMA-2.82%

   Jenks (City of) Aquarium Authority; Series 2000, First Mortgage RB (a)(d)(e)      6.00%    07/01/10        800         868,248
---------------------------------------------------------------------------------------------------------------------------------
   Mustang (City of) Improvement Authority; Series 1999, Utility RB (a)(d)(e)        5.70%    10/01/09      1,500       1,600,245
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (St. John Health System);
      Series 1999, RB (a)(d)(e)                                                      5.75%    02/15/09        460         478,308
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999, RB (a)(d)(e)                                                      5.75%    02/15/09      1,255       1,304,949
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999, RB (a)                                                            5.75%    02/15/18        215         219,306
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999, RB (a)                                                            5.75%    02/15/25        495         501,534
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Water Resource Board;
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/19      1,430       1,538,580
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/20      1,235       1,317,831
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/21      1,285       1,361,792
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/22      1,745       1,842,947
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/23      1,000       1,051,790
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. State Loan Program RB (a)                                  5.00%    10/01/24      1,000       1,046,750
   Oklahoma City (City of) Airport Trust; Series 2000 A, Jr. 27th Lien
      RB (a)(d)(e)                                                                   5.13%    07/01/10      2,575       2,717,578
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,849,858
=================================================================================================================================

OREGON-0.38%

   Clackamas (County of) School District No. 7J (Lake Oswego); Series 2005, Ref.
      Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)(b)                5.25%    06/01/23      1,920       2,129,760
---------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA-1.88%

   Allegheny (County of) Higher Education Building Authority (Carnegie Mellon
      University); Series 2002, University RB (a)                                    5.25%    03/01/32      1,500       1,543,245
---------------------------------------------------------------------------------------------------------------------------------
   Allegheny (County of) Port Authority; Series 1999, Special Transportation RB
      (a)(d)(e)                                                                      6.13%    03/01/09      1,000       1,043,700
---------------------------------------------------------------------------------------------------------------------------------
   Lehigh (County of) General Purpose Authority (The Good Shepherd Group);
      Series 2007 A, RB (a)                                                          5.00%    11/01/37      3,500       3,566,185
---------------------------------------------------------------------------------------------------------------------------------
   Lycoming (County of) County Authority (Technical College); Series 2008, RB (a)    5.50%    10/01/32      2,250       2,418,817
---------------------------------------------------------------------------------------------------------------------------------
   Westmoreland (County of) Municipal Authority; Series 2003, Service RB
      (INS-Financial Guaranty Insurance Co.) (a)(b)                                  5.00%    08/15/08      2,000       2,008,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,580,147
=================================================================================================================================

PUERTO RICO-0.37%

   Children's Trust Fund; Series 2000, Tobacco Settlement RB (a)(d)(e)               6.00%    07/01/10      1,000       1,074,710
---------------------------------------------------------------------------------------------------------------------------------
   Government Development Bank for Puerto Rico; Series 2006 C, Sr. Notes (a)(f)      5.25%    01/01/15      1,000       1,028,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,102,890
=================================================================================================================================

RHODE ISLAND-0.23%

   Providence (City of) Public Building Authority; Series 2000 A, RB (a)(d)(e)       5.75%    12/15/10      1,210       1,321,719
---------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA-3.20%
   College of Charleston Academic and Administrative Facilities; Series 2007 D,
      RB (INS-XL Capital Assurance Inc.) (a)(b)                                      4.63%    04/01/30      2,500       2,372,750
---------------------------------------------------------------------------------------------------------------------------------
   Greenwood (City of); Series 2007, Combined Public Utilities RB (INS-MBIA
      Insurance Corp.) (a)(b)                                                        4.50%    12/01/27      1,400       1,374,926
---------------------------------------------------------------------------------------------------------------------------------
   Kershaw (County of) Public Schools Foundation (Kershaw County School
      District); Series 2006, Installment Purchase RB (INS-CIFG Assurance North
      America, Inc.) (a)(b)                                                          5.00%    12/01/28      3,500       3,438,085
---------------------------------------------------------------------------------------------------------------------------------
   Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-Financial
      Guaranty Insurance Co.) (a)(b)                                                 5.38%    06/01/24      1,150       1,181,384
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority; Series 2002 B,
      RB (a)                                                                         5.50%    11/15/23      1,540       1,568,336
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

   South Carolina (State of) Jobs-Economic Development Authority
      (Palmetto Health Alliance);
      Series 2000 A, Hospital Facilities Improvement RB (a)(d)(e)                    7.13%    12/15/10   $   1,000   $  1,133,540
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB (a)                                 6.13%    08/01/23       1,500      1,533,120
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB (a)                                 6.25%    08/01/31       1,000      1,010,980
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority;
      Series 2002 A, RB (a)(d)(e)                                                    5.50%    11/15/12         460        506,911
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Transportation Infrastructure Bank;
      Series 2001 A, RB (a)(d)(e)                                                    5.00%    10/01/11       1,000      1,073,320
---------------------------------------------------------------------------------------------------------------------------------
   Spartanburg (City of); Series 2007 A, Ref. Waterworks RB
      (INS-Financial Security Assurance Inc.) (a)(b)                                 4.38%    06/01/28       1,855      1,814,913
---------------------------------------------------------------------------------------------------------------------------------
   Tobacco Settlement Revenue Management Authority; Series 2001 B,
      Tobacco Settlement RB (a)                                                      6.38%    05/15/28       1,000      1,007,900
=================================================================================================================================
                                                                                                                       18,016,165
=================================================================================================================================

SOUTH DAKOTA-1.20%

   Aberdeen (City of) School District No. 6-1; Series 2000,
      Unlimited Tax GO (a)(d)(e)                                                     5.45%    01/01/11       3,940      4,212,569
---------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) State Building Authority; Series 2007, RB
      (INS-Financial Guaranty Insurance Corp.) (a)(b)                                4.50%    06/01/30       2,675      2,528,116
=================================================================================================================================
                                                                                                                        6,740,685
=================================================================================================================================

TENNESSEE-0.54%

   Robertson & Sumner (Counties of) White House Utility District; Series 2000,
      Water & Sewer RB (a)(d)(e)                                                     6.00%    01/01/10       1,000      1,058,560
---------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facilities Board
      (Kirby Pines Retirement Community); Series 1997 A,
      Health Care Facilities RB (a)                                                  6.25%    11/15/16       1,000      1,002,360
---------------------------------------------------------------------------------------------------------------------------------
   Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB (a)          5.00%    09/01/16       1,000      1,001,950
=================================================================================================================================
                                                                                                                        3,062,870
=================================================================================================================================

TEXAS-18.18%

   Allen (City of) Independent School District;
      Series 2000, Unlimited Tax GO (a)(d)(e)                                        5.95%    02/15/10         960      1,018,579
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)            5.95%    02/15/25         640        665,184
---------------------------------------------------------------------------------------------------------------------------------
   Austin (City of); Series 1999, Ref. Hotel Occupancy Tax
      Sub.-Lien RB (a)(e) (d)                                                        5.80%    11/15/09       1,000      1,049,160
---------------------------------------------------------------------------------------------------------------------------------
   Carroll (City of) Independent School District;
      Series 2001, Unlimited Tax GO (a)(d)(e)                                        5.25%    02/15/11         955      1,018,918
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)            5.25%    02/15/33         395        402,418
---------------------------------------------------------------------------------------------------------------------------------
   Cisco (City of) Junior College District; Series 2002, Ref. Consolidated RB
      (INS-Ambac Assurance Corp.) (a)(b)                                             5.25%    07/01/26       1,000      1,031,130
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of) Independent School District;
      Series 2001, Unlimited Tax GO (a)(d)(e)                                        5.13%    02/01/11       1,680      1,785,420
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)            5.13%    02/01/31         320        324,253
---------------------------------------------------------------------------------------------------------------------------------
   Comal (County of) Independent School District;
      Series 1999, Ref. Unlimited Tax GO (a)(d)(e)                                   5.75%    08/01/09       1,000      1,041,860
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. School Building Unlimited Tax GO (a)(d)(e)                   5.25%    02/01/11       1,130      1,204,614
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. School Building Unlimited Tax GO
         (CEP-Texas Permanent School Fund) (a)                                       5.25%    02/01/28         870        888,827
---------------------------------------------------------------------------------------------------------------------------------
   Dallas (City of) Water Works and Sewer System; Series 2007,
      Ref. RB (INS-Ambac Assurance Corp.) (a)(b)                                     4.50%    10/01/27       4,000      3,903,720
---------------------------------------------------------------------------------------------------------------------------------
   Denton (City of) Utility System; Series 2000 A, RB (a)(d)(e)                      5.40%    12/01/10       1,000      1,073,090
---------------------------------------------------------------------------------------------------------------------------------
   Galena Park (City of) Independent School District; Series 1996,
      Ref. Capital Appreciation
   Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)(c)                         6.38%    08/15/23       2,000        947,540
---------------------------------------------------------------------------------------------------------------------------------
   Grapevine (City of); Series 2000, Limited Tax General Obligation
      Ctfs. (a)(d)(e)                                                                5.88%    08/15/10       1,610      1,732,489
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp.
      (Memorial Hermann Health Care); Series 2001 A, Hospital RB (a)(d)(e)           6.38%    06/01/11         750        833,393
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp.
      (St. Luke's Episcopal Hospital); Series 2001 A, RB (a)(d)(e)                   5.38%    08/15/11       1,000      1,077,460
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, RB (a)(d)(e)                                                      5.13%    08/15/12       1,000      1,079,660
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Teco Project);
      Thermal Utilities RB (a)                                                       5.00%    11/15/32       1,000      1,020,510
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

   Harris (County of) Health Facilities Development Corp.
      (Texas Children's Hospital); Series 1999 A, Hospital RB (a)(e)                 5.25%    10/01/29   $   2,000   $  2,088,240
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of)-Houston (City of) Sports Authority;
      Series 2001 B, Ref. Jr. Lien RB (INS-MBIA Insurance Corp.) (a)(b)              5.25%    11/15/40       5,000      5,077,000
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of); Series 2002, Ref. Limited Tax GO (a)(d)(e)                    5.13%    08/15/12       2,000      2,167,660
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Airport System; Series 2000 B, Sub.-Lien RB (a)(d)(e)           5.50%    07/01/10       1,000      1,064,280
---------------------------------------------------------------------------------------------------------------------------------
   Katy (City of) Independent School District;
      Series 1999, Limited Tax GO (a)(d)(e)                                          6.13%    02/15/09       1,500      1,549,245
---------------------------------------------------------------------------------------------------------------------------------
   Keller (City of) Independent School District;
      Series 2001, Ref. Unlimited Tax GO (a)(d)(e)                                   5.25%    08/15/11       1,775      1,914,266
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)       5.25%    08/15/26         225        231,455
---------------------------------------------------------------------------------------------------------------------------------
   Laredo (City of) Community College District;
      Series 2002, Limited Tax GO (a)(d)(e)                                          5.25%    08/01/12       1,000      1,090,140
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Limited Tax GO (a)(d)(e)                                          5.25%    08/01/12       1,000      1,090,140
---------------------------------------------------------------------------------------------------------------------------------
   Little Elm (City of) Independent School District;
      Series 1999, Unlimited Tax GO (a)(d)(e)                                        6.00%    08/15/09       3,890      4,070,068
---------------------------------------------------------------------------------------------------------------------------------
      Series 1999, Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)            6.00%    08/15/35         110        113,317
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (a)(d)(e)                                        6.13%    08/15/10         980      1,059,948
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)            6.13%    08/15/35          20         21,112
---------------------------------------------------------------------------------------------------------------------------------
   Lubbock (City of) Health Facilities Development Corp.
      (St. Joseph Health System); Series 1998, RB (a)                                5.25%    07/01/13       1,000      1,011,900
---------------------------------------------------------------------------------------------------------------------------------
   Manor (City of) Independent School District; Series 2004,
      Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)                    5.00%    08/01/27       1,000      1,024,130
---------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of); Series 2000,
      Permanent Improvement Limited Tax GO (a)(d)(e)                                 5.25%    09/01/10       1,000      1,062,800
---------------------------------------------------------------------------------------------------------------------------------
   Nacogdoches (City of) Independent School District;
      Series 2001, Ref. Unlimited Tax GO (a)(d)(e)                                   5.30%    02/15/11       2,480      2,649,285
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)       5.30%    02/15/25         285        293,120
---------------------------------------------------------------------------------------------------------------------------------
   Northside Independent School District;
      Series 1999 A, Unlimited Tax GO (a)(d)(e)                                      5.50%    08/15/09       1,000      1,040,030
---------------------------------------------------------------------------------------------------------------------------------
   Pasadena (City of); Series 2002,
      Limited Tax General Obligation Ctfs. (a)(d)(e)                                 5.25%    04/01/11       2,000      2,139,820
---------------------------------------------------------------------------------------------------------------------------------
   Pflugerville (City of) Independent School District;
      Series 2000, Unlimited Tax GO (a)(d)(e)                                        5.50%    08/15/10       1,615      1,724,529
---------------------------------------------------------------------------------------------------------------------------------
   Plano (City of); Series 2000, Limited Tax GO (a)(d)(e)                            5.88%    09/01/10         850        915,297
---------------------------------------------------------------------------------------------------------------------------------
   Richardson (City of); Series 2000 A,
      Hotel Occupancy Limited Tax General Obligation Ctfs. (a)(d)(e)                 5.75%    02/15/10       2,000      2,115,120
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Limited Tax General Obligation Ctfs. (a)                          5.00%    02/15/19       1,720      1,771,084
---------------------------------------------------------------------------------------------------------------------------------
   Rockwall Independent School District; Series 2003, School Building
      Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)                         5.25%    02/15/29       1,000      1,034,460
---------------------------------------------------------------------------------------------------------------------------------
   San Angelo (City of) Waterworks & Sewer System; Series 2001,
      Ref. & Improvement RB (a)(e)                                                   5.25%    04/01/19       1,000      1,038,660
---------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of) Independent School District; Series 1999,
      Unlimited Tax GO (a)(d)(e)                                                     5.50%    08/15/09       3,500      3,640,105
---------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of);
      Series 1999, Ref. Water RB (a)(d)(e)                                           5.88%    05/15/09       1,000      1,052,590
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Limited Tax GO (a)(d)(e)                                        5.38%    02/01/11       1,185      1,265,509
---------------------------------------------------------------------------------------------------------------------------------
   Schertz-Cibolo-Universal City Independent School District; Series 2001,
      Ref. & Building Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)         5.13%    08/01/25       1,535      1,570,474
---------------------------------------------------------------------------------------------------------------------------------
   Southlake (City of); Series 2004, Ref. Limited Tax GO
      (INS-Ambac Assurance Corp.) (a)(b)                                             5.20%    02/15/26       1,000      1,036,250
---------------------------------------------------------------------------------------------------------------------------------
   Spring Branch Independent School District; Series 2000,
      Limited Tax GO (a)(d)(e)                                                       5.75%    02/01/10       5,000      5,281,650
---------------------------------------------------------------------------------------------------------------------------------
   Texas (State of); Series 1999, Water Financial Assistance Unlimited
      Tax GO (a)                                                                     5.50%    08/01/24       1,500      1,525,380
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Water Development Unlimited Tax GO (a)                     5.25%    08/01/35       1,840      1,891,630
---------------------------------------------------------------------------------------------------------------------------------
   Texas City (City of) Independent School District; Series 2008,
      Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)                         4.50%    08/15/30       1,500      1,472,985
---------------------------------------------------------------------------------------------------------------------------------
   Texas Public Property Finance Corp. (Mental Health & Mental Retardation);
      Series 1996, RB (a)                                                            6.20%    09/01/16         200        200,092
---------------------------------------------------------------------------------------------------------------------------------
   Town Center Improvement District;
      Series 2001, Sales & Hotel Occupancy Tax RB
         (INS-Financial Guaranty Insurance Co.)(a)(b)                                5.13%    03/01/21       2,500      2,536,175
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Sales & Hotel Occupancy Tax RB
         (INS-Financial Guaranty Insurance Co.)(a)(b)                                5.13%    03/01/23       1,000      1,009,730
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Sales & Hotel Occupancy Tax RB
         (INS-Financial Guaranty Insurance Co.)(a)(b)                                5.25%    03/01/27       2,800      2,826,796
---------------------------------------------------------------------------------------------------------------------------------
   United Independent School District; Series 2000, Unlimited Tax GO (a)(e)          5.13%    08/15/26       1,000      1,025,960
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

   Victoria Independent School District; Series 2007, School Building Unlimited
      Tax GO (CEP-Texas Permanent School Fund) (a)                                   5.00%    02/15/32   $   1,250   $  1,275,725
---------------------------------------------------------------------------------------------------------------------------------
   Waxahachie Independent School District;
      Series 2002, Ref. School Building Unlimited Tax GO
         (CEP-Texas Permanent School Fund) (a)                                       5.25%    08/15/26       3,400      3,497,546
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Ref. School Building Unlimited Tax GO
         (CEP-Texas Permanent School Fund) (a)                                       5.25%    08/15/30       2,890      2,956,932
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Ref. School Building Unlimited Tax GO
         (CEP-Texas Permanent School Fund) (a)                                       5.38%    08/15/27       2,000      2,068,040
---------------------------------------------------------------------------------------------------------------------------------
   West University Place (City of);
      Series 2000, Permanent Improvement Limited Tax GO (a)(d)(e)                    5.30%    02/01/10       1,000      1,048,710
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Permanent Improvement Limited Tax GO (a)(d)(e)                    5.35%    02/01/10       2,150      2,256,554
---------------------------------------------------------------------------------------------------------------------------------
   Ysleta (City of) Independent School District Public Facilities Corp.;
      Series 2001, Ref. Lease RB (INS-Ambac Assurance Corp.) (a)(b)                  5.38%    11/15/24       1,300      1,317,147
=================================================================================================================================
                                                                                                                      102,211,311
=================================================================================================================================

UTAH-0.17%

   Washington City (City of); Series 2003, Sales Tax RB
      (INS-Ambac Assurance Corp.) (a)(b)                                             5.00%    11/15/23         915        942,121
=================================================================================================================================

VERMONT-0.19%

   Vermont (State of) Educational & Health Buildings Financing Agency
      (Fletcher Allen Health Care); Series 2000 A, Hospital RB (INS-Ambac
      Assurance Corp.) (a)(b)                                                        6.00%    12/01/23       1,000      1,054,410
=================================================================================================================================

VIRGINIA-2.23%

   Fairfax (County of) Industrial Development Authority (Inova Health System);
      Series 1993, IDR (INS-Financial Security Assurance Inc.) (a)(b)                5.25%    08/15/19       1,000      1,112,810
---------------------------------------------------------------------------------------------------------------------------------
   Fauquier (County of) Industrial Development Authority;
      Series 2002, Hospital IDR (CEP-Radian Reinsurance Inc.) (a)                    5.25%    10/01/31       1,000        986,690
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Hospital IDR (CEP-Radian Reinsurance Inc.) (a)                    5.50%    10/01/17         500        531,910
---------------------------------------------------------------------------------------------------------------------------------
   Henrico (County of) Economic Development Authority (Virginia United Methodist
      Homes); Series 2002 A, Ref. Residential Care Facilities RB (a)                 6.50%    06/01/22       2,000      2,040,340
---------------------------------------------------------------------------------------------------------------------------------
   King George (County of) Industrial Development Authority;
      Series 2004, Lease IDR (INS-Financial Security Assurance Inc.) (a)(b)          5.00%    03/01/25       1,100      1,136,366
---------------------------------------------------------------------------------------------------------------------------------
   New River Valley Regional Jail Authority;
      Series 2008, RB (INS-MBIA Insurance Corp.) (a)(b)                              4.50%    10/01/32       1,155      1,100,669
---------------------------------------------------------------------------------------------------------------------------------
   Norton (City of) Industrial Development Authority (Norton Community
      Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA Financial
      Guaranty Corp.) (a)(b)                                                         6.00%    12/01/22       1,000      1,017,230
---------------------------------------------------------------------------------------------------------------------------------
   Richmond (City of) Public Utilities; Series 2004, RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                         5.00%    01/15/27       1,560      1,614,584
---------------------------------------------------------------------------------------------------------------------------------
   Upper Occoquan Sewage Authority (Sewer Improvements);
      Series 2007, Regulated Sewer RB (a)                                            4.50%    07/01/38       1,500      1,424,010
---------------------------------------------------------------------------------------------------------------------------------
   Virginia (State of) Housing Development Authority; Series 2000 D, RB (a)(f)       5.70%    04/01/11       1,500      1,551,225
=================================================================================================================================
                                                                                                                       12,515,834
=================================================================================================================================

WASHINGTON-3.08%

   Everett (City of) Public Facilities District; Series 2007 A,
      Limited Sales Tax & Interlocal RB (a)                                          5.00%    12/01/23       1,135      1,151,344
---------------------------------------------------------------------------------------------------------------------------------
   King (County of); Series 1999, Sewer RB (a)(d)(e)                                 5.50%    01/01/09       1,000      1,032,860
---------------------------------------------------------------------------------------------------------------------------------
   Klickitat (County of) Public Utility District No. 1;
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)(b)                                                                 5.00%    12/01/23       3,000      3,024,870
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)(b)                                                                 5.00%    12/01/24       2,000      2,006,840
---------------------------------------------------------------------------------------------------------------------------------
   Lake Tapps Parkway Properties; Series 1999 A, Special VRD RB
      (LOC-U.S. Bank, N.A.) (g)                                                      1.77%    12/01/19       1,754      1,754,000
---------------------------------------------------------------------------------------------------------------------------------
   Pierce (County of) White River School District No. 416;
      Series 2000, Unlimited Tax GO (a)                                              5.35%    12/01/09       1,550      1,621,083
---------------------------------------------------------------------------------------------------------------------------------
   Renton (City of); Series 2006, Limited Tax GO
      (INS-MBIA Insurance Corp.) (a)(b)                                              5.00%    12/01/28       2,000      2,036,220
---------------------------------------------------------------------------------------------------------------------------------
   Skagit (County of) Public Hospital District No. 001 (Skagit Valley Hospital);
      Series 2005, RB (a)                                                            5.38%    12/01/22         500        478,315
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB (a)                                                            5.63%    12/01/25       2,000      1,913,280
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Providence Health
      System); Series 2001 A, RB (INS-MBIA Insurance Corp.) (a)(b)                   5.25%    10/01/21       2,000      2,070,400
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

   Washington (State of) Health Care Facilities Authority (Swedish Health
      Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (g)                        1.73%    11/15/26   $     219   $    219,000
=================================================================================================================================
                                                                                                                       17,308,212
=================================================================================================================================

WISCONSIN-1.47%

   Adams-Friendship (Cities of) School District; Series 1996, Ref.
      Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)                            6.50%    04/01/15       1,340      1,568,524
---------------------------------------------------------------------------------------------------------------------------------
   Kimberly (City of) Area School District; Series 2005, Ref.
      Unlimited Tax GO (a)(d)(e)                                                     5.00%    03/01/15       2,295      2,527,070
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Sinai
      Samaritan Medical Center Inc.); Series 1996, RB
      (INS-MBIA Insurance Corp.) (a)(b)                                              5.75%    08/15/16       1,500      1,512,900
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Series 2000 C, Unlimited Tax GO (a)(d)(e)                      5.50%    05/01/10       2,500      2,648,625
=================================================================================================================================
                                                                                                                        8,257,119
=================================================================================================================================
TOTAL INVESTMENTS(h)-99.36%
(Cost $536,436,578)                                                                                                   558,527,074
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-0.64%                                                                                     3,605,107
=================================================================================================================================
NET ASSETS-100.00%                                                                                                   $562,132,181
_________________________________________________________________________________________________________________________________
=================================================================================================================================


Investment Abbreviations:

CEP   -- Credit Enhancement Provider
COP   -- Certificates of Participation
Ctfs. -- Certificates
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage Association
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
Jr.   -- Junior
LOC   -- Letter of Credit
MFH   -- Multi-Family Housing
PCR   -- Pollution Control Revenue Bonds
RB    -- Revenue Bonds
Ref.  -- Refunding
Sr.   -- Senior
Sub.  -- Subordinated
TAN   -- Tax Anticipation Notes
VRD   -- Variable Rate Demand
Wts.  -- Warrants


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $556,554,074, which represented 99.01% of the Fund's Net Assets. See
     Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at purchase.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)  Security subject to the alternative minimum tax.



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations


Entities                                                              Percentage
--------                                                              ----------
MBIA Insurance Corp.                                                    10.70%
Ambac Assurance Corp.                                                    7.97%
Financial Security Assurance Inc.                                        7.06%
Financial Guaranty Insurance Co.                                         6.70%



See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


NOTES TO FINANCIAL STATEMENTS
April 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

         Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The value of investment, payment of interest, and repayment of principal may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, Internal Revenue Service ("IRS") rulings, and the economies of the issuer's geographic location.

AIM MUNICIPAL BOND FUND


E. LOWER-RATED SECURITIES - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $112,355,946 and $102,476,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    25,988,123
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (3,947,610)
========================================================================================
Net unrealized appreciation of investment securities                     $    22,040,513
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $536,486,561.

                              AIM REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2008

                         [Invesco Aim Logo Appears Here]
invescoaim.com                   REA-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM REAL ESTATE FUND


SCHEDULE OF INVESTMENTS(a)
April 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS-91.24%

APARTMENTS-15.75%

AvalonBay Communities, Inc.                           18,100   $     1,805,475
------------------------------------------------------------------------------
Boardwalk Real Estate Investment
   Trust (Canada)                                     95,100         3,786,719
------------------------------------------------------------------------------
BRE Properties, Inc. (b)                             574,800        27,561,660
------------------------------------------------------------------------------
Camden Property Trust (b)                            705,300        37,317,423
------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.
   -Wts., expiring 08/27/08 (Hong
   Kong) (c)                                          33,166            17,874
------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(d)             668,000         1,380,957
------------------------------------------------------------------------------
Equity Residential                                 1,328,100        55,142,712
------------------------------------------------------------------------------
Essex Property Trust, Inc. (b)                       448,600        53,383,400
------------------------------------------------------------------------------
Mid-America Apartment Communities,
   Inc.                                              312,700        16,416,750
------------------------------------------------------------------------------
Zhong An Real Estate Ltd.
   (China)(c)(d)                                   1,239,500           577,551
==============================================================================
                                                                   197,390,521
==============================================================================

DIVERSIFIED-5.95%

Capitaland Ltd. (Singapore)(d)                        85,000           428,384
------------------------------------------------------------------------------
Kerry Properties Ltd. (Hong Kong)(d)                  47,500           322,750
------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.
   (Japan)(b)(d)                                      46,000         1,326,559
------------------------------------------------------------------------------
Unibail-Rodamco (France)(b)(d)                        10,200         2,633,172
------------------------------------------------------------------------------
Vornado Realty Trust                                 511,300        47,596,917
------------------------------------------------------------------------------
Washington Real Estate Investment
   Trust (b)                                         627,500        22,295,075
==============================================================================
                                                                    74,602,857
==============================================================================

HEALTHCARE-11.11%

HCP, Inc. (b)                                      1,540,700        55,002,990
------------------------------------------------------------------------------
Health Care REIT, Inc. (b)                           579,100        28,057,395
------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                   528,800        19,047,376
------------------------------------------------------------------------------
Ventas, Inc.                                         763,200        37,060,992
==============================================================================
                                                                   139,168,753
==============================================================================

INDUSTRIAL PROPERTIES-5.17%

AMB Property Corp.                                   193,900        11,197,725
------------------------------------------------------------------------------
Ascendas Real Estate Investment
   Trust (Singapore)(d)                              515,000           971,771
------------------------------------------------------------------------------
ProLogis                                             841,370        52,678,176
==============================================================================
                                                                    64,847,672
==============================================================================

INDUSTRIAL/OFFICE MIXED-0.50%

Liberty Property Trust                               177,900         6,231,837
==============================================================================

LODGING-RESORTS-5.24%

Host Hotels & Resorts Inc. (b)                     2,663,897        45,819,029
------------------------------------------------------------------------------
Regal Real Estate Investment Trust
   (Hong Kong)                                     1,855,100           449,903
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
LODGING-RESORTS-(CONTINUED)

Starwood Hotels & Resorts Worldwide,
   Inc.                                              372,100   $    19,427,341
==============================================================================
                                                                    65,696,273
==============================================================================

OFFICE PROPERTIES-13.57%

Alexandria Real Estate Equities, Inc. (b)            304,000        31,929,120
------------------------------------------------------------------------------
Boston Properties, Inc.                              246,000        24,720,540
------------------------------------------------------------------------------
Brandywine Realty Trust                              639,257        11,155,034
------------------------------------------------------------------------------
Douglas Emmett, Inc. (b)                           1,117,700        26,556,552
------------------------------------------------------------------------------
SL Green Realty Corp.                                779,400        72,328,320
------------------------------------------------------------------------------
Valad Property Group
   (Australia)(b)(d)                               3,092,900         2,767,615
------------------------------------------------------------------------------
Workspace Group PLC (United Kingdom)(d)              128,925           581,574
==============================================================================
                                                                   170,038,755
==============================================================================

REGIONAL MALLS-16.06%

CapitaMall Trust (Singapore)(d)                      635,000         1,623,645
------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                    891,700        21,837,733
------------------------------------------------------------------------------
CFS Retail Property Trust
   (Australia)(b)(d)                               1,183,100         2,492,334
------------------------------------------------------------------------------
General Growth Properties, Inc. (b)                1,215,700        49,795,072
------------------------------------------------------------------------------
Macerich Co. (The)                                   362,800        26,531,564
------------------------------------------------------------------------------
Primaris Retail Real Estate
   Investment Trust (Canada)                          74,600         1,291,884
------------------------------------------------------------------------------
Simon Property Group, Inc.                           977,700        97,633,122
==============================================================================
                                                                   201,205,354
==============================================================================

SELF STORAGE FACILITIES-3.75%

Big Yellow Group PLC (United
   Kingdom)(d)                                        92,477           721,296
------------------------------------------------------------------------------
Public Storage (b)                                   510,200        46,275,140
==============================================================================
                                                                    46,996,436
==============================================================================

SHOPPING CENTERS-12.20%

Citycon Oyj (Finland)(d)                             249,427         1,445,805
------------------------------------------------------------------------------
Developers Diversified Realty
   Corp. (b)                                       1,156,700        49,680,265
------------------------------------------------------------------------------
Federal Realty Investment Trust (b)                  620,600        50,982,290
------------------------------------------------------------------------------
Kimco Realty Corp. (b)                             1,271,100        50,729,601
------------------------------------------------------------------------------
                                                                   152,837,961
------------------------------------------------------------------------------

SPECIALTY PROPERTIES-1.94%

Digital Realty Trust, Inc. (b)                       619,400        24,001,750
------------------------------------------------------------------------------
Unite Group PLC (United Kingdom)(d)                   55,066           317,057
==============================================================================
                                                                    24,318,807
==============================================================================
   Total Real Estate Investment Trusts,
      Common Stocks & Other Equity
      Interests
      (Cost $867,270,418)                                        1,143,335,226
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
PREFERRED STOCKS-3.91%

APARTMENTS-0.15%

BRE Properties, Inc., Series C, 6.75%
   Pfd.(b)                                            45,400   $       989,720
------------------------------------------------------------------------------
Equity Residential, Series N, 6.48%
   Pfd.(b)                                            39,100           861,373
==============================================================================
                                                                     1,851,093
==============================================================================

DIVERSIFIED-0.24%

iStar Financial Inc., Series E, 7.88%
   Pfd.                                               31,000           544,050
------------------------------------------------------------------------------
Lexington Realty Trust, Series D, 7.55% Pfd.          92,500         1,817,625
------------------------------------------------------------------------------
Vornado Realty Trust, Series E, 7.00% Pfd.            28,000           656,600
==============================================================================
                                                                     3,018,275
==============================================================================

INDUSTRIAL PROPERTIES-0.17%

First Industrial Realty Trust, Inc.,
   Series J, 7.25% Pfd.(b)                           103,300         2,187,894
==============================================================================

INDUSTRIAL/OFFICE MIXED-0.80%

Duke Realty Corp.,
   Series J, 6.63% Pfd.                              102,200         2,237,158
------------------------------------------------------------------------------
   Series K, 6.50% Pfd.(b)                            77,400         1,626,948
------------------------------------------------------------------------------
   Series N, 7.25% Pfd.                              187,300         4,433,391
------------------------------------------------------------------------------
PS Business Parks, Inc., Series P,
   6.70% Pfd.                                         81,900         1,683,045
==============================================================================
                                                                     9,980,542
==============================================================================

LODGING-RESORTS-0.79%

Ashford Hospitality Trust, Inc.,
   Series D, 8.45% Pfd.                               95,900         1,743,462
------------------------------------------------------------------------------
Hersha Hospitality Trust,
   Series A, 8.00% Pfd. (b)                           32,600           712,636
------------------------------------------------------------------------------
LaSalle Hotel Properties,
   Series D, 7.50% Pfd. (b)                           85,500         1,798,065
------------------------------------------------------------------------------
   Series E, 8.00% Pfd. (b)                           91,500         1,932,480
------------------------------------------------------------------------------
   Series G, 7.25% Pfd.                               64,500         1,240,335
------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.,
   Series C, 8.25% Pfd.                               78,200         1,471,724
------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.,
   Series A, 8.00% Pfd.(b)                            48,300           977,109
==============================================================================
                                                                     9,875,811
==============================================================================

MORTGAGE BACKED SECURITIES-0.21%

Gramercy Capital Corp.,
   Series A, 8.13% Pfd.(b)                           134,000         2,627,740
==============================================================================

OFFICE PROPERTIES-0.45%

BioMed Realty Trust, Inc.,
   Series A, 7.38% Pfd.                              153,000         3,373,650
------------------------------------------------------------------------------
Corporate Office Properties Trust,
   Series G, 8.00% Pfd.(b)                            48,700         1,207,273
------------------------------------------------------------------------------
HRPT Properties Trust,
   Series D, 6.50% Pfd.(b)                            56,900         1,004,285
==============================================================================
                                                                     5,585,208
==============================================================================

REGIONAL MALLS-0.18%

Realty Income Corp.,
   Series E, 6.75% Pfd.(b)                           102,000         2,305,200
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SELF STORAGE FACILITIES-0.67%

Public Storage, Inc.,
   Series C, 6.60% Pfd.                               40,800   $       877,200
------------------------------------------------------------------------------
   Series K, 7.25% Pfd.                               68,700         1,644,678
------------------------------------------------------------------------------
   Series L, 6.75% Pfd.                               99,100         2,208,939
------------------------------------------------------------------------------
   Series M, 6.63% Pfd.                              168,400         3,689,644
==============================================================================
                                                                     8,420,461
==============================================================================

SHOPPING CENTERS-0.25%

Developers Diversified Realty Corp.,
   Series H, 7.38% Pfd.                               19,500           433,290
------------------------------------------------------------------------------
Kimco Realty Corp., Series G, 7.75% Pfd.             107,500         2,660,625
==============================================================================
                                                                     3,093,915
==============================================================================
   Total Preferred Stocks
      (Cost $55,031,270)                                            48,946,139
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.27%

MORTGAGE BACKED SECURITIES-1.27%

JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2005-CB13, Class AJ,
   Pass Through Ctfs.,
   5.36%, 01/12/43(e)(f)                     $     3,799,000         3,523,551
------------------------------------------------------------------------------
   Series 2005-LDP5, Class AJ,
   Pass Through Ctfs., 5.30%,
   2/15/44(e)(f)                                   3,000,000         2,776,285
------------------------------------------------------------------------------
   Series 2006-LDP6, Class AM,
   Pass Through Ctfs., 5.53%,
   04/15/43(e)                                     3,950,000         3,667,417
------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class AJ, Pass
   Through Ctfs., 5.14%, 07/12/38 (e)              4,950,000         4,531,243
------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
   Series 2006-IQ11, Class B, Pass
   Through Ctfs., 5.78%,
   10/15/42 (e)(f)                                 1,900,000         1,486,017
==============================================================================
   Total Asset-Backed Securities
      (Cost $16,156,679)                                            15,984,513
==============================================================================



                                                 SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS-4.27%

Liquid Assets Portfolio
   -Institutional Class(g)                        26,768,400        26,768,400
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(g)                                       26,768,400        26,768,400
==============================================================================
   Total Money Market Funds
      (Cost $53,536,800)                                            53,536,800
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.69%
   (Cost $991,995,167)                                           1,261,802,678
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-14.16%

Liquid Assets Portfolio-Institutional
   Class
   (Cost $177,407,514)(g)(h)                     177,407,514   $   177,407,514
==============================================================================
TOTAL INVESTMENTS-114.85%
   (Cost $1,169,402,681)                                         1,439,210,192
==============================================================================
OTHER ASSETS LESS LIABILITIES-(14.85)%                            (186,061,906)
==============================================================================
NET ASSETS-100.00%                                             $ 1,253,148,286
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

Ctfs. -- Certificates
Pfd.  -- Preferred
REIT  -- Real Estate Investment Trust
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.

(b)  All or a portion of this security was out on loan at April 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $17,590,470, which represented 1.40% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $15,984,513, which represented 1.27% of the Fund's Net Assets. See Note 1A.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM REAL ESTATE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

         The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

         The Fund concentrates its assets in the real estate industry, an investment in the Fund will be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM REAL ESTATE FUND


F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $366,743,706 and $593,625,199, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   298,589,126
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (34,082,516)
========================================================================================
Net unrealized appreciation of investment securities                     $   264,506,610
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,174,703,582.

                            AIM SHORT TERM BOND FUND
                    Quarterly Schedule of Portfolio Holdings
                                 April 30, 2008

                         [Invesco Aim Logo Appears Here]
invescoaim.com                   STB-QTR-1 04/08      Invesco Aim Advisors, Inc.

AIM SHORT TERM BOND FUND


SCHEDULE OF INVESTMENTS(a)
April 30, 2008
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
BONDS & NOTES-68.05%

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Bank of New York Institutional
   Capital Trust-Series A, Jr.
   Sub. Trust Pfd. Capital
   Securities, 7.78%, 12/01/26(b)(c)         $     4,650,000   $     4,838,697
==============================================================================

AUTOMOBILE MANUFACTURERS-1.04%

Daimler Finance North America LLC,
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(b)                                170,000           170,063
------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Medium-Term Notes,
   4.45%, 12/15/08(b)                                200,000           199,634
------------------------------------------------------------------------------
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate
   Medium-Term Notes, 3.77%,
   10/31/08(b)(d)                                  1,660,000         1,657,798
==============================================================================
                                                                     2,027,495
==============================================================================

BROADCASTING & CABLE TV-2.66%

Belo Corp., Sr. Unsec. Unsub. Global
   Notes, 8.00%, 11/01/08(b)                       1,000,000         1,012,160
------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%,
   05/01/08(b)(c)                                  1,701,000         1,701,017
------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Deb.,7.25%, 09/01/08(b)                250,000           253,097
------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,10.15%,
   05/01/12(b)                                     2,000,000         2,234,840
==============================================================================
                                                                     5,201,114
==============================================================================

CONSUMER FINANCE-1.92%

American Express Bank FSB, Sr.
   Unsec. Notes, 5.50%, 04/16/13(b)                1,000,000           997,530
------------------------------------------------------------------------------
SLM Corp.,
   Sr. Unsec. Floating Rate Medium-Term
   Notes, 2.90%, 03/16/09(b)(c)(d)                   800,000           752,142
------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes, 2.05%,
   09/15/08(b)(d)                                  1,000,000           967,320
------------------------------------------------------------------------------
   -Series A,
   Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes,
   3.13%, 07/25/08(b)(d)                             690,000           684,314
------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Medium-Term Notes,
   3.95%, 08/15/08(b)                                350,000           347,389
==============================================================================
                                                                     3,748,695
==============================================================================

DEPARTMENT STORES-1.10%

Macys Retail Holdings Inc., Sr. Unsec.
   Gtd. Notes, 6.30%, 04/01/09(b)                  2,144,000         2,144,815
==============================================================================

DIVERSIFIED BANKS-15.06%

ANZ Capital Trust I, Sub. First Tier
   Bonds, 4.48% (b)(c)(e)                          1,275,000         1,237,298
------------------------------------------------------------------------------


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankAmerica Institutional,
   -Series A,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.07%, 12/31/26(b)(c)         $     6,000,000   $     6,252,180
------------------------------------------------------------------------------
   -Series B,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 7.70%, 12/31/26(b)(c)               2,996,000         3,114,252
------------------------------------------------------------------------------
BCI U.S. Funding Trust, Bonds, 8.01%
   (Acquired 06/12/07; Cost
   $254,375)(b)(c)(e)(f)                             250,000           252,325
------------------------------------------------------------------------------
Corestates Capital Trust I, Jr. Unsec.
   Sub. Trust Pfd. Capital Securities,
   8.00%, 12/15/26(b)(c)                             359,000           373,496
------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27(b)                    650,000           675,903
------------------------------------------------------------------------------
First Union Capital I-Series A, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 7.94%, 01/15/27(b)                  6,160,000         6,286,218
------------------------------------------------------------------------------
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%,
   12/01/26(b)                                       616,000           624,649
------------------------------------------------------------------------------
First Union Institutional Capital II,
   Jr. Sub. Gtd. Trust Pfd. Capital
   Securities, 7.85%, 01/01/27(b)                  1,910,000         1,935,155
------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Jr. Unsec. Gtd.
   Sub. Second Tier Euro Bonds, 8.38%
   (b)(e)                                            300,000           302,612
------------------------------------------------------------------------------
National City Bank, Sr. Unsec. Floating
   Rate Notes, 3.14%, 02/02/09(b)(d)               1,503,000         1,488,150
------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(b)                         420,000           420,882
------------------------------------------------------------------------------
Republic New York Capital I, Gtd.
   Capital Securities, 7.75%,
   11/15/26(b)                                     2,110,000         2,027,626
------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (b)(e)                                            555,000           558,608
------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium-Term
   Notes, 5.92%, 05/25/12(b)                         886,874           940,752
------------------------------------------------------------------------------
Wachovia Capital Trust I, Sub. Trust
   Pfd. Capital Securities, 7.64%,
   01/15/27(b)(c)                                  1,900,000         1,885,940
------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 7.97%, 06/01/27(b)(c)               1,080,000         1,096,027
==============================================================================
                                                                    29,472,073
==============================================================================

DIVERSIFIED CHEMICALS-0.38%

FMC Corp.-Series A, Medium-Term
   Notes, 7.00%, 05/15/08(b)                         750,000           750,015
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.40%

Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12(b)(c)                      820,000           778,352
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.17%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09(b)     $       334,000   $       339,498
==============================================================================

ELECTRIC UTILITIES-0.61%

Entergy Gulf States Inc., Sec. Floating
   Rate First Mortgage Bonds, 3.74%,
   12/08/08(b)(c)(d)                                 760,000           757,129
------------------------------------------------------------------------------
PPL Capital Funding Trust I-Series A,
   Sr. Unsec. Gtd. Notes, 4.33%,
   03/01/09(b)                                       100,000           100,149
------------------------------------------------------------------------------
Westar Energy, Inc., Sr. Sec. First
   Mortgage Notes, 7.13%, 08/01/09(b)                325,000           336,245
==============================================================================
                                                                     1,193,523
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.23%

Waste Management Inc., Sr. Unsec.
   Unsub. Notes, 6.50%, 11/15/08(b)                  455,000           460,683
==============================================================================

GAS UTILITIES-0.60%

Southern Union Co, Sr. Unsec. Notes,
   6.09%, 02/16/10(b)                              1,170,000         1,166,186
==============================================================================

GOLD-0.08%

Newmont Gold Co.-Series A1, Sec. Pass
   Through Ctfs., 8.91%, 01/05/09(b)                 156,205           160,999
==============================================================================

HOMEBUILDING-1.13%

Centex Corp., Sr. Unsec. Notes, 4.88%,
   08/15/08(b)                                     1,110,000         1,103,496
------------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd.
   Unsub. Notes, 8.00%, 02/01/09(b)                  551,000           547,556
------------------------------------------------------------------------------
Ryland Group Inc. (The), Sr. Unsec.
   Notes, 5.38%, 06/01/08(b)                         553,000           551,623
==============================================================================
                                                                     2,202,675
==============================================================================

HOUSEWARES & SPECIALTIES-0.15%

Newell Rubbermaid Inc.-Series A, Sr.
   Unsec. Unsub. Putable Medium-Term
   Notes, 6.35%, 07/15/08(b)                         300,000           301,416
==============================================================================

INDUSTRIAL CONGLOMERATES-0.79%

General Electric Capital Corp., Sr.
   Unsec. Global Notes, 4.80%,
   05/01/13(b)                                     1,540,000         1,539,738
==============================================================================

INTEGRATED OIL & GAS-1.03%

Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Capital Securities, 8.90%,
   08/15/28(b)                                     2,000,000         2,020,000
==============================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES-3.14%

Southwestern Bell Telephone L.P., Sr.
   Unsec. Gtd. Unsub. Deb., 7.20%,
   10/15/26(b)                                     1,738,000         1,768,693
------------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(b)                              2,051,000         2,045,380
------------------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec.
   Global Notes, 5.25%, 04/15/13(b)                1,100,000         1,128,105
------------------------------------------------------------------------------


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Virginia Inc.-Series A, Sr.
   Unsec. Global Bonds, 4.63%,
   03/15/13(b)                               $       500,000   $       477,180
------------------------------------------------------------------------------
Windstream Georgia Communications
   Corp., Sr. Unsec. Deb., 6.50%,
   11/15/13(b)                                       711,000           721,125
==============================================================================
                                                                     6,140,483
==============================================================================

INVESTMENT BANKING & BROKERAGE-2.89%

Bear Stearns Cos. Inc., (The), Floating
   Rate Notes, 3.22%, 07/19/10(b)(d)               1,040,000         1,012,222
------------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada),
   Notes, 4.80%, 08/10/09(b)(c)                      570,000           573,420
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
   Unsec. Unsub. Global Notes,
   3.50%, 08/07/08(b)                              1,000,000           995,666
------------------------------------------------------------------------------
   -Series I,
   Sr. Floating Rate Medium-Term Notes,
   2.94%, 11/24/08(b)(d)                             230,000           228,243
------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
   Medium-Term Global Notes,
   6.15%, 04/25/13(b)                              1,025,000         1,029,028
------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   5.45%, 02/05/13(b)                              1,470,000         1,436,543
------------------------------------------------------------------------------
SB Treasury Co. LLC-Series A, Jr. Sub.
   Trust Pfd. Capital Securities, 9.40%
   (b)(c)(e)                                         370,000           372,042
==============================================================================
                                                                     5,647,164
==============================================================================

LIFE & HEALTH INSURANCE-0.44%

Pacific Life Global Funding, Notes,
   5.15%, 04/15/13(b)(c)                             615,000           620,123
------------------------------------------------------------------------------
Torchmark Corp., Sr. Unsec. Bonds,
   8.25%, 08/15/09(b)                                235,000           246,691
==============================================================================
                                                                       866,814
==============================================================================

MANAGED HEALTH CARE-0.43%

UnitedHealth Group Inc, Sr. Unsec.
   Notes, 4.88%, 02/15/13(b)                         880,000           849,719
==============================================================================

MULTI-LINE INSURANCE-1.70%

International Lease Finance Corp, Sr.
   Unsec. Global Notes, 6.38%,
   03/15/09(b)                                     1,750,000         1,771,770
------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Sr.
   Sec. Notes, 5.13%, 04/10/13(b)(c)               1,540,000         1,547,777
==============================================================================
                                                                     3,319,547
==============================================================================

MULTI-SECTOR HOLDINGS-0.87%

Capmark Financial Group, Inc.,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes, 3.75%,
   05/10/10(b)(d)                                  2,100,000         1,702,365
==============================================================================

MULTI-UTILITIES-0.16%

Dominion Resources, Inc.-Series A, Sr.
   Unsec. Unsub. Notes, 5.69%, 05/15/08(b)           150,000           150,093
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
MULTI-UTILITIES-(CONTINUED)

Midamerican Energy Holdings Co., Sr.
   Unsec. Global Notes, 3.50%,
   05/15/08(b)                               $       130,000   $       129,983
------------------------------------------------------------------------------
Public Service Co. of New Mexico, Sr.
   Unsec. Notes, 4.40%, 09/15/08(b)                   35,000            34,922
==============================================================================
                                                                       314,998
==============================================================================

OFFICE ELECTRONICS-0.27%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
   05/15/13(b)                                       520,000           521,264
==============================================================================

OIL & GAS DRILLING-0.14%

Transocean Inc. (Cayman Islands), Sr.
   Unsec. Unsub. Floating Rate Yankee
   Notes, 3.21%, 09/05/08(b)(d)                      285,000           283,988
==============================================================================

OTHER DIVERSIFIED FINANCIAL
   SERVICES-12.44%

Allstate Life Global Funding Trusts,
   Medium-Term Global Notes, 5.38%,
   04/30/13(b)                                     1,490,000         1,498,448
------------------------------------------------------------------------------
Amercian Honda Finance Corp.,
   Medium-Term Notes, 4.63%,
   04/02/13(b)(c)                                  1,080,000         1,072,094
------------------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(b)                    350,000           361,498
------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L,
   Unsec. Gtd. Unsub. Medium-Term
   Global Notes, 3.25%, 05/21/08(b)(g)             3,904,000         3,904,000
------------------------------------------------------------------------------
General Electric Capital Corp.,
   -Series A,
   Sr. Unsec. Floating Rate Medium-Term
   Notes,
   2.05%, 06/11/08(b)(d)                             808,000           807,872
------------------------------------------------------------------------------
   2.08%, 03/02/09(b)(d)                           1,115,000         1,106,883
------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Notes,
   4.75%, 05/01/13(b)                                640,000           640,467
------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08(b)(c)                    2,980,000         3,001,724
------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A,
   Unsec. Sub. Bonds, 9.87% (b)(c)(e)              1,750,000         1,770,125
------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.83%, 12/15/26(b)                              1,585,000         1,609,060
------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital Securities,
   8.25%, 04/15/27(b)                              1,531,000         1,588,535
------------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd.
   Sub. Trust Pfd. Capital Pass Through
   Securities, 8.00%, 12/15/27(b)                  1,440,000         1,226,275
------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United
   Kingdom), Gtd. Euro Bonds, 8.00% (b)(e)           800,000           788,000
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(b)                              1,578,900         1,617,204
------------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec.
   Gtd. Unsub. Floating Rate Notes,
   3.49%, 06/09/08(b)(d)(g)                        2,570,000         2,399,738
------------------------------------------------------------------------------


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Suncorp-Metway Ltd. (Australia), Notes,
   3.50%, 06/15/13(b)(c)                     $       900,000   $       901,737
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 3.72%
   (Acquired 12/07/04-12/01/06; Cost
   $519,125)(b)(c)(d)(e)(f)                          520,000            21,450
------------------------------------------------------------------------------
Two-Rock Pass Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   4.04% (Acquired 11/10/06-06/12/07;
   Cost $729,082)(b)(c)(d)(e)(f)                     730,000            30,113
==============================================================================
                                                                    24,345,223
==============================================================================

PAPER PACKAGING-0.25%

Packaging Corp. of America, Unsec.
   Unsub. Global Notes, 4.38%,
   08/01/08(b)                                       499,000           497,733
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.93%

CNA Financial Corp., Sr. Unsec. Unsub.
   Notes, 6.60%, 12/15/08(b)                       1,795,000         1,810,006
------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%
   (b)(c)(e)                                       2,170,000         1,971,337
==============================================================================
                                                                     3,781,343
==============================================================================

RAILROADS-0.31%

CSX Corp.-Series B, Sr. Unsec.
   Medium-Term Notes, 6.50%, 06/02/08(b)             600,000           601,254
==============================================================================

REGIONAL BANKS-5.13%

Banponce Trust I-Series A, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   8.33%, 02/01/27(b)                                500,000           482,310
------------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate Deb.,
   4.63%, 03/01/34(b)(d)                           1,500,000         1,399,185
------------------------------------------------------------------------------
Popular North America Inc.,
   -Series E,
   Sr. Unsec. Gtd. Unsub. Medium-Term
   Notes, 3.88%, 10/01/08(b)                       5,690,000         5,699,104
------------------------------------------------------------------------------
   -Series F,
   Sr. Unsec. Gtd. Medium-Term Notes,
   5.65%, 04/15/09(b)                                217,000           215,134
------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(b)                        2,150,000         2,247,180
==============================================================================
                                                                    10,042,913
==============================================================================

RESIDENTIAL REIT'S-0.09%

AvalonBay Communities Inc., Sr. Unsec.
   Medium-Term Notes, 8.25%, 07/15/08(b)             175,000           175,954
==============================================================================

SOFT DRINKS-0.52%

Dr. Pepper Snapple Group, Inc., Sr.
   Notes, 6.12%, 05/01/13(b)(c)                    1,000,000         1,020,060
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
SPECIALIZED FINANCE-1.55%

CIT Group Inc.,
   Sr. Unsec. Floating Rate Medium-Term
   Notes, 3.30%, 05/23/08(b)(d)              $     1,920,000   $     1,891,258
------------------------------------------------------------------------------
   Sr. Unsec. Global Medium-Term Notes,
   4.00%, 05/08/08(b)                                350,000           347,378
------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Medium-Term Notes,
   4.75%, 08/15/08(b)                                810,000           797,202
==============================================================================
                                                                     3,035,838
==============================================================================

SPECIALIZED REIT'S-0.42%

HCP, Inc., Sr. Unsec. Floating Rate
   Medium-Term Notes, 3.25%,
   09/15/08(b)(d)                                    830,000           815,005
==============================================================================

THRIFTS & MORTGAGE FINANCE-2.03%

Countrywide Financial Corp., Unsec.
   Gtd. Unsub. Floating Rate
   Medium-Term Notes, 2.87%,
   01/05/09(b)(d)                                  1,170,000         1,112,962
------------------------------------------------------------------------------
Greenpoint Bank, Unsec. Sub. Notes,
   9.25%, 10/01/10(b)                                570,000           594,915
------------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec.
   Global Floating Rate Notes, 3.19%,
   08/25/08(b)(d)                                  2,300,000         2,261,728
==============================================================================
                                                                     3,969,605
==============================================================================

TRUCKING-1.22%

Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(b)                       2,400,000         2,379,312
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.30%

Alamosa Delaware Inc., Sr. Unsec. Gtd.
   Global Notes, 8.50%, 01/31/12(b)                2,590,000         2,394,973
------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
   Global Notes, 6.13%, 11/15/08(b)                1,370,000         1,367,068
------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sec. Gtd.
   Unsub. Second Priority Global Notes,
   10.00%, 06/15/12(b)                               775,000           737,413
==============================================================================
                                                                     4,499,454
==============================================================================
      Total Bonds & Notes
         (Cost $136,663,927)                                       133,156,010
==============================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-19.84%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-4.44%

Pass Through Ctfs.,
   8.00%, 11/20/12(b)                                322,961           338,537
------------------------------------------------------------------------------
   9.00%, 05/01/15(b)                                257,583           289,825
------------------------------------------------------------------------------
   7.50%, 06/01/16 to 07/01/24(b)                    684,379           721,162
------------------------------------------------------------------------------
   7.00%, 12/01/16 to 10/01/34(b)                  1,918,636         2,049,149
------------------------------------------------------------------------------
   6.00%, 02/01/17 to 03/01/23(b)                  3,131,062         3,210,124
------------------------------------------------------------------------------
   8.50%, 02/01/19 to 08/17/26(b)                  1,541,070         1,686,289
------------------------------------------------------------------------------
   6.50%, 12/01/35(b)                                377,095           391,246
==============================================================================
                                                                     8,686,332
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-10.02%

Pass Through Ctfs.,
   7.50%, 02/01/15 to 02/01/31(b)                  1,383,880         1,487,631
------------------------------------------------------------------------------


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-(CONTINUED)

   7.00%, 04/01/15 to 08/01/36(b)            $    10,910,968   $    11,561,845
------------------------------------------------------------------------------
   8.50%, 09/01/15 to 07/01/30(b)                    630,619           701,798
------------------------------------------------------------------------------
   6.50%, 11/01/16 to 10/01/35(b)                  3,120,717         3,251,411
------------------------------------------------------------------------------
   8.00%, 09/01/17 to 08/01/32(b)                  2,081,919         2,255,581
------------------------------------------------------------------------------
   9.00%, 02/01/21 to 01/01/30(b)                    292,584           323,196
------------------------------------------------------------------------------
   10.00%, 05/01/26(b)                                25,595            27,793
==============================================================================
                                                                    19,609,255
==============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-5.38%

Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34(b)                  4,902,551         5,143,076
------------------------------------------------------------------------------
   7.00%, 05/15/17 to 06/15/32(b)                  1,575,446         1,688,379
------------------------------------------------------------------------------
   7.00%, 12/15/17(b)(h)                             666,049           695,221
------------------------------------------------------------------------------
   6.00%, 06/15/18 to 06/15/33(b)                    974,528         1,007,451
------------------------------------------------------------------------------
   7.75%, 11/15/19 to 02/15/21(b)                    378,440           410,257
------------------------------------------------------------------------------
   7.50%, 12/20/25 to 07/15/32(b)                  1,051,604         1,137,255
------------------------------------------------------------------------------
   8.50%, 07/20/27(b)                                188,802           207,212
------------------------------------------------------------------------------
   8.00%, 10/15/30(b)                                204,892           227,945
==============================================================================
                                                                    10,516,796
==============================================================================
      Total U.S. Government Sponsored
         Mortgage-Backed Securities (Cost
         $36,658,331)                                               38,812,383
==============================================================================


                                                  SHARES
------------------------------------------------------------------------------
PREFERRED STOCKS-7.98%

OFFICE SERVICES & SUPPLIES-1.68%

Pitney Bowes International Holdings
   Inc., -Series D, 4.85% Pfd.(b)                         34         3,278,478
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.88%

Auction Pass Through Trust,
   -Series 2007-T2, Class A1, 7.79%
   Floating Rate Pfd., (Acquired
   12/14/07-01/29/08; Cost
   $5,786,953)(c)(d)(f)                                   77         5,775,038
------------------------------------------------------------------------------
   -Series 2007-T3, Class A, 8.40%
   Floating Rate Pfd.,(Acquired
   10/22/07-01/29/08; Cost
   $5,780,937)(c)(d)(f)                                   77         5,724,758
==============================================================================
                                                                    11,499,796
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.42%

Telephone & Data Systems, Inc.
   -Series A, Sr. Unsec. Unsub. 7.60% Pfd.            39,000           826,800
------------------------------------------------------------------------------
      Total Preferred Stocks
         (Cost $15,845,178)                                         15,605,074
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.36%

ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.65%

Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A,
   Floating Rate Bonds, 3.35%, 10/25/36
   (Acquired 04/08/08; Cost
   $614,705)(c)(d)(f)(i)                     $       859,070           309,265
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-(CONTINUED)

Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%, 11/17/19(b)(c)     $     1,382,969   $       968,480
==============================================================================
                                                                     1,277,745
==============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.71%

Morgan Stanley Capital I-Series
   2008-T29, Class A1, Pass Through
   Ctfs., 6.23%, 01/11/43 (Acquired
   02/13/08; Cost $1,072,652)(b)(f)                1,080,869         1,101,418
------------------------------------------------------------------------------
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 3.00%, 04/25/12 (Acquired
   05/11/07; Cost $301,673)(c)(d)(f)                 301,673           277,539
==============================================================================
                                                                     1,378,957
==============================================================================
      Total Asset-Backed Securities
         (Cost $3,593,330)                                           2,656,702
==============================================================================

U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-0.87%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.62%

Sr. Unsec. Floating Rate Global
   Notes, 5.42%, 02/17/09(b)(d)                    1,200,000         1,211,520
==============================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.25%

Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes, 2.05%,
   12/15/08(b)(d)                                    530,000           500,378
==============================================================================
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $1,725,424)                                           1,711,898
==============================================================================

U.S. TREASURY SECURITIES-0.59%

U.S. TREASURY NOTES-0.59%

   3.25%, 01/15/09 (Cost $1,164,329)(b)            1,150,000         1,162,846
==============================================================================

CERTIFICATE OF DEPOSIT-0.10%

DIVERSIFIED BANKS-0.10%

Compass Bank, 2.80%, 08/19/09
   (Cost $199,404)(b)                                204,545           200,708
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.79%
   (Cost $195,849,923)                                             193,305,621
==============================================================================


                                                  SHARES
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.64%

Liquid Assets Portfolio
   -Institutional Class
   (Cost $3,205,735)(j)(k)                         3,205,735         3,205,735
==============================================================================
TOTAL INVESTMENTS-100.43%
   (Cost $199,055,658)                                             196,511,356
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.43)%                                 (842,240)
==============================================================================
NET ASSETS-100.00%                                             $   195,669,116
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

CDO    -- Collateralized Debt Obligation
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $180,392,221, which represented 92.19% of the Fund's Net Assets. See
     Note 1A.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $48,995,937, which represented 25.04% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $13,491,906, which represented 6.90% of the Fund's Net Assets.

(g)  All or a portion of this security was out on loan at April 30, 2008.

(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 2.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2008 represented 0.16% of the Fund's Net Assets. See Note 1A.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SHORT TERM BOND FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM SHORT TERM BOND FUND

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to

AIM SHORT TERM BOND FUND
     investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- FUTURES CONTRACTS


                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF       MONTH/         VALUE       APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT      04/30/08    (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes        26       June-08/Long   $50,832,312      $(10,303)
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       239       June-08/Long     2,911,594       (25,246)
--------------------------------------------------------------------------------------
                                                                           $(35,549)
--------------------------------------------------------------------------------------
U.S. Treasury Long Bonds          24      June-08/Short    (7,714,781)       11,770
--------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       66      June-08/Short    (2,779,500)       33,508
--------------------------------------------------------------------------------------
                                                                           $ 45,278
--------------------------------------------------------------------------------------
                                                          $43,249,625      $  9,729
______________________________________________________________________________________
======================================================================================

AIM SHORT TERM BOND FUND


NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END

                                                                                  NOTIONAL     UNREALIZED
                                         BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
   COUNTERPARTY      REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Lehman Brothers     CDX North America
                     Investment Grade
Special Financing    High Volatility
Inc.                      Index            Sell          0.75%(a)     06/20/12     $ 5,500    $  (169,214)
-----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.                    MBIA Inc.          Sell          1.90%        09/20/08       4,000       (245,641)
-----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing      Residential
Inc.                   Capital, LLC        Sell          2.75%        09/20/08         525        (81,161)
-----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing      Residential
Inc.                   Capital, LLC        Sell          6.80%        09/20/08         900       (126,624)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch        AMBAC Financial
International          Group, Inc.         Sell          2.30%        12/20/08       2,065       (243,999)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch        AMBAC Financial
International          Group, Inc.         Sell          6.75%        12/20/08       1,025        (94,763)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch        Assured Guaranty
International              Ltd.            Sell          5.00%        03/20/09       1,210          1,807
-----------------------------------------------------------------------------------------------------------
Merrill Lynch
International         CIT Group Inc.       Sell          2.40%        09/20/08         945        (28,656)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch
International         CIT Group Inc.       Sell          2.50%        09/20/08         420        (12,573)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch        Lehman Brothers
International         Holdings, Inc.       Sell          0.90%        09/20/08       1,785         (8,927)
-----------------------------------------------------------------------------------------------------------
UBS AG               AMBAC Financial
                       Group, Inc.         Sell          5.10%        12/20/08       1,025       (104,533)
-----------------------------------------------------------------------------------------------------------
UBS AG               AMBAC Financial
                       Group, Inc.         Sell          11.00%       12/20/08       1,810       (122,898)
-----------------------------------------------------------------------------------------------------------
UBS AG                   American
                      International
                       Group, Inc.         Sell          2.20%        06/20/08       1,300          2,002
-----------------------------------------------------------------------------------------------------------
UBS AG                  MBIA Inc.          Sell          7.10%        12/20/08       1,890       (123,358)
-----------------------------------------------------------------------------------------------------------
UBS AG              Pulte Homes, Inc.      Sell          4.20%        12/20/08       2,045         19,776
-----------------------------------------------------------------------------------------------------------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                            $26,445    $(1,338,762)
===========================================================================================================

(a)  Unamortized premium at period end of $202,834.

AIM SHORT TERM BOND FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $125,262,547 and $100,253,333, respectively. During the same period, purchases of U.S. Treasury obligations were $1,166,262. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     2,774,342
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (5,392,531)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (2,618,189)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $199,129,545.

                             AIM U.S. GOVERNMENT FUND
              (formerly known as AIM Intermediate Government Fund)
            Quarterly Schedule of Portfolio Holdings - April 30,2008

[INVESCO AIM LOGO]
  -SERVICE MARK-

invescoaim.com          GOV-QTR-1 04/08         Invesco Aim Advisors, Inc.

AIM U.S. GOVERNMENT FUND

Schedule of Investments
April 30, 2008
(Unaudited)


                                   PRINCIPAL
                                     AMOUNT          VALUE
 -----------------------------------------------------------
U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED SECURITIES - 86.64% (A)

COLLATERALIZED MORTGAGE OBLIGATIONS
  - 39.36%

Fannie Mae REMICS,

  3.50%, 04/25/13               $       123,113 $    123,064
------------------------------------------------------------
  5.00%, 12/25/15 to 04/25/24         7,090,822    7,163,409
------------------------------------------------------------
  6.00%, 02/25/21 to 05/25/27        22,631,167   22,968,289
------------------------------------------------------------
  5.50%, 02/25/24 to 03/01/38        20,837,492   21,115,820
------------------------------------------------------------

Freddie Mac REMICS,

  5.50%, 07/15/10 to 05/15/31        50,037,274   50,980,096
------------------------------------------------------------
  6.75%, 06/15/11                       435,503      446,711
------------------------------------------------------------
  5.25%, 08/15/11                     3,547,138    3,595,431
------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11         4,482,144    4,544,897
------------------------------------------------------------
  5.00%, 06/15/14 to 05/15/26        26,904,202   27,216,320
------------------------------------------------------------
  4.00%, 09/15/14                       115,252      115,383
------------------------------------------------------------
  5.13%, 10/15/15                       897,061      900,018
------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31        61,031,366   62,320,953
------------------------------------------------------------
  5.75%, 12/15/18                    15,667,554   15,911,780
------------------------------------------------------------
  4.50%, 01/15/27 to 08/15/27         1,094,811    1,098,499
============================================================
                                                 218,500,670
============================================================

FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC) - 14.11%

Pass Through Ctfs.,

  7.00%, 11/01/10 to 03/01/36        16,382,335   17,450,889
------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35(b)     24,612,683   25,705,071
------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20          477,477      547,211
------------------------------------------------------------
  12.00%, 02/01/13                          880          967
------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35        11,936,707   13,046,809
------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33         8,533,332    8,804,020
------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21           87,994       99,826
------------------------------------------------------------
  8.50%, 09/01/20 to 05/01/26           284,402      310,550
------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25           386,208      430,831
------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25         1,682,700    1,847,970
------------------------------------------------------------
  7.05%, 05/20/27                       677,240      717,424
------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34         8,691,526    9,367,526
============================================================
                                                  78,329,094
============================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) - 24.21%

Pass Through Ctfs.,

  6.00%, 05/01/09 to 04/01/24(b)     14,654,367   15,212,469
------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36        14,762,436   15,872,694
------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36        27,981,911   29,756,064
------------------------------------------------------------
  8.00%, 02/01/12 to 11/01/37        15,202,760   16,415,079
------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37         8,206,358    9,002,082
------------------------------------------------------------


                                   PRINCIPAL
                                     AMOUNT          VALUE
------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  - (CONTINUED)

  6.50%, 06/01/14 to 10/01/35(b)    $34,987,277 $ 36,651,884
------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22            84,868       93,763
------------------------------------------------------------
  9.00%, 12/01/16                       153,457      170,377
------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18         3,890,780    3,932,621
------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21          577,090      648,082
------------------------------------------------------------
  5.50%, 03/01/21 to 10/01/22         4,333,059    4,417,531
------------------------------------------------------------
  6.75%, 07/01/24                     1,503,954    1,594,615
------------------------------------------------------------
  10.28%, 04/20/25                      210,966      238,719
------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26           338,963      362,456
============================================================
                                                 134,368,436
============================================================

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA) - 8.96%

Pass Through Ctfs.,

  6.00%, 10/15/08 to 08/15/33(c)     4,866,883     5,023,887
------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36(b)    21,153,637    22,241,365
------------------------------------------------------------
  7.00%, 10/15/08 to 03/15/37(c)     6,659,787     7,123,634
------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21           58,832        64,034
------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23          284,247       312,907
------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24         719,158       808,672
------------------------------------------------------------
  11.00%, 12/15/09 to 09/15/15           4,200         4,483
------------------------------------------------------------
  12.50%, 11/15/10                       2,744         2,982
------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14          41,195        48,040
------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15          53,447        59,584
------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15          46,893        53,403
------------------------------------------------------------
  10.50%, 02/15/16                       3,636         4,116
------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37          339,573       369,350
------------------------------------------------------------
  8.75%, 10/20/16                       44,727        48,264
------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36        4,925,412     5,382,066
------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26        1,633,717     1,750,223
------------------------------------------------------------
  7.50%, 03/15/26 to 05/15/37        6,006,496     6,411,502
============================================================
                                                  49,708,512
============================================================

     Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $479,459,611)                        480,906,712
============================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES - 8.78% (A)

FEDERAL FARM CREDIT BANK (FFCB) -
  4.35%

Bonds,
  5.75%, 01/18/22                   16,000,000    16,520,960
------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                    7,000,000     7,622,300
============================================================
                                                  24,143,260
============================================================

AIM U.S. GOVERNMENT FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB) - 3.80%

 Unsec. Bonds,  6.15%, 12/08/26 $ 21,000,000    $ 21,101,850
------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) - 0.63%

 Sr. Unsec. Notes,  6.50%,
  11/25/25                         3,500,000       3,509,485
------------------------------------------------------------
     Total U.S. Government Sponsored
      Agency Securities
      (Cost $47,160,208)                          48,754,595
------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.35%(A)

U.S. TREASURY BILLS - 0.11%

   1.30%, 09/18/08(c)(d)              80,000          79,560
------------------------------------------------------------
   1.60%, 10/23/08(c)(d)             540,000         535,907
============================================================
                                                     615,467
============================================================

U.S. TREASURY BONDS - 0.81%

   7.50%, 11/15/24(c)              3,300,000       4,483,347
------------------------------------------------------------
U.S. TREASURY STRIPS - 0.43%

   6.79%, 11/15/18(d)              1,000,000         639,840
------------------------------------------------------------
   6.85%, 11/15/18(d)              2,750,000       1,759,560
------------------------------------------------------------
                                                   2,399,400
============================================================
    Total U.S. Treasury Securities
     (Cost $6,646,636)                             7,498,214
============================================================

FOREIGN SOVEREIGN BONDS - 0.42%

SOVEREIGN DEBT - 0.42% (A)

Israel Government Agency for
  International Development
  (AID) Bond (Israel), Gtd.
  Global Bonds, 5.13%,
  11/01/24
  (Cost $2,219,500)                2,200,000       2,324,982
------------------------------------------------------------
                                      SHARES

MONEY MARKET FUNDS - 2.10%

Government & Agency Portfolio
  -Institutional Class
  (Cost $11,631,902) (e)          11,631,902      11,631,902
------------------------------------------------------------
TOTAL INVESTMENTS - 99.29%
  (Cost $547,117,857)                            551,116,405
------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.71%              3,963,350
============================================================
NET ASSETS - 100.00%                           $ 555,079,755
============================================================

Investment Abbreviations:

Ctfs.   --  Certificates

Gtd.    --  Guaranteed

REMICS  --  Real Estate Mortgage Investment Conduits

Sr.     --  Senior

STRIPS  --  Separately Traded Registered Interest and
            Principal Security

Unsec.  --  Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $539,484,503, which represented 97.19% of the Fund's Net Assets. See
    Note 1A.

(b) All or a portion of the value was segregated as collateral for forward commitments.

(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM U.S. GOVERNMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2008
(Unaudited)

NOTE 1--Significant Accounting Policies

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM U.S. GOVERNMENT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

            The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

            In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

            Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM U.S. GOVERNMENT FUND

            At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

            Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM U.S. GOVERNMENT FUND

 NOTE 2--OPEN FORWARD COMMITMENTS - SALES

                                                               COMMITMENT             PRINCIPAL              VALUE
           CONTRACT                                               DATE                  AMOUNT             04/30/08
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTAGE CORP. (FHLMC)

Pass Through Ctfs., TBA
  6.5%, 05/01/38                                                 06/12/08            $ 9,000,000         $  9,322,029
---------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)

Pass Through Ctfs., TBA
  6.0%,05/01/23                                                  06/17/08              8,847,000            9,111,030
---------------------------------------------------------------------------------------------------------------------

  6.5%, 05/01/38                                                 06/12/08             16,000,000           16,557,504
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)

Pass Through Ctfs., TBA
  6.5%,05/01/38                                                  06/19/08             12,000,000           12,451,872
=====================================================================================================================
                                                                                                         $ 47,442,435
=====================================================================================================================

NOTE 3--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                                      NUMBER OF           MONTH/             VALUE         APPRECIATION
            CONTRACT                  CONTRACTS         COMMITMENT          04/30/08      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                     26      June-2008/Long    $   5,529,875    $       (3,309)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                    756      June-2008/Long       84,660,187          (890,904)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                   447      June-2008/Long       51,768,188           127,916
--------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                      563      June-2008/Long       65,809,422         1,001,476
========================================================================================================
                                                                         $ 207,767,672    $      235,179
========================================================================================================

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2008 was $470,469,097 and $419,954,029, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $    5,347,382
--------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                  (1,348,834)
========================================================================================================
Net unrealized appreciation of investment securities                                      $    3,998,548
========================================================================================================
Cost of investments for tax purposes is $547,117,857.

Item 2.  Controls and Procedures.

     (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 27, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 27, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 27, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.